As filed with the U.S. Securities and Exchange Commission on August 31, 2000


                     Registration Nos. 333-11125 and 811-07795


                      U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        POST-EFFECTIVE AMENDMENT NO. 29

                                            AND

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 30

                               J.P. MORGAN SERIES TRUST
                              (formerly JPM Series Trust)
                  (Exact Name of Registrant as Specified in Charter)

               60 State Street, Suite 1300, Boston, Massachusetts 02109
                       (Address of Principal Executive Offices)

          Registrant's Telephone Number, including Area Code: (617) 557-0700

                   Margaret W. Chambers, c/o Funds Distributor, Inc.
               60 State Street, Suite 1300, Boston, Massachusetts 02109
                        (Name and Address of Agent for Service)

      Copy to:      John E. Baumgardner, Jr., Esq.
                          Sullivan & Cromwell
                          125 Broad Street
                          New York, New York 10004


It is proposed that this filing will become effective (check appropriate box):

[X ]  Immediately  upon filing  pursuant to paragraph  (b)
[ ] on [  ] pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(i)
[ ] on [] pursuant to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[] on [   ] pursuant to paragraph (a)(ii) of Rule 485.

PART A



--------------------------------------------------------------------------------
                                                SEPTEMBER 1, 2000  |  PROSPECTUS
--------------------------------------------------------------------------------

J.P. MORGAN GLOBAL HEALTHCARE FUND








                                           -------------------------------------
                        Seeking high total return from a
                      portfolio of global equity securities
                            in the healthcare sector

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMorgan

CONTENTS
--------------------------------------------------------------------------------

2   | The fund's goal, principal strategies, principal risks and expenes

J.P. MORGAN GLOBAL HEALTHCARE FUND
Fund description ...........................................................   2
Investor expenses ..........................................................   3

4 |

GLOBAL EQUITY MANAGEMENT APPROACH
J.P. Morgan ................................................................   4
J.P. Morgan Global Healthcare Fund .........................................   4
Who may want to invest .....................................................   4
Global equity investment process ...........................................   5

6 |  Investing in the J.P. Morgan Healthcare Funds

YOUR INVESTMENT
Investing through a financial professional .................................   6
Investing through an employer-sponsored retirement plan ....................   6
Investing through an IRA or rollover IRA ...................................   6
Investing directly .........................................................   6
Opening your account .......................................................   6
Adding to your account .....................................................   6
Selling shares .............................................................   7
Account and transaction policies ...........................................   7
Dividends and distributions ................................................   8
Tax considerations .........................................................   8

9 | More about risk and the fund's business operations

FUND DETAILS
Business structure .........................................................   9
Management and administration ..............................................   9
Risk and reward elements ...................................................  10

FOR MORE INFORMATION ................................................ back cover

J.P. MORGAN GLOBAL HEALTHCARE FUND

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and its main risks, as well as fund strategies, please see pages 10-12.

[GRAPHIC OMITTED]
GOAL
The fund seeks to provide high total return from a portfolio of equity securities in the healthcare sector worldwide. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies

The fund invests primarily in equity securities of U.S. and foreign healthcare Companies. The fund will invest primarily in four sub-sectors: pharmaceuticals, biotechnology, medical technology and health care services. These investments may include, for example, companies principally engaged in: the design, manufacture or sale of products or services used for, or in connection with, health care, medicine, and agricultural chemicals; research and development of pharmaceutical products and services; the manufacture and/or distribution of biotechnological and biomedical products, including devices, instruments and drug delivery systems; and the operation of healthcare facilities. There are no prescribed limits on the weightings of securities in any particular subsector or in any individual company.

The fund may invest in securities of companies from any geographical region, but intends to invest primarily in securities of companies in developed markets. The fund may also invest to a lesser extent in emerging markets.

The fund may invest substantially in securities denominated in foreign currencies and actively seeks to enhance returns through managing currency exposure. To the extent the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The fund also may hedge from one foreign currency to another, although emerging markets investments are typically unhedged.

Under normal market conditions, the fund will remain fully invested. Using its global perspective, J.P. Morgan uses the investment process described on page 5 to identify those stocks which in its view have an exceptional return potential.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the global stock markets. Fund performance also will depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

The fund is non-diversified and may invest in fewer stocks than other global equity funds. This concentration increases the risk and potential of the fund. With a concentrated portfolio

TICKER SYMBOL:
--------------------------------------------------------------------------------
REGISTRANT: J.P. MORGAN SERIES TRUST
(J.P. MORGAN GLOBAL HEALTHCARE FUND:
SELECT SHARES)

PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $ 2.6 billion using similar strategies as the fund.

The portfolio management team is led by Andrew Cormie, vice president, who has been an international equity portfolio manager since 1977 and employed by J.P. Morgan since 1984, Shawn Lytle, vice president, who has been an international equity portfolio manager since 1998 and employed by J.P. Morgan since 1992, and Bertrand Biragnet, vice president, an international portfolio manager since joining J.P. Morgan in 1996. Prior to joining Morgan, Mr. Biragnet worked at the European Center for Particle Physics in Geneva and T. Hoare & Co. stockbrokers in London.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


2 | J.P. MORGAN GLOBAL HEALTHCARE FUND of securities, it is possible that the fund could have returns that are significantly more volatile than relevant market indices and other, more diversified mutual funds. Because the fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the fund's share price than would occur if the fund held more securities.

Because the fund's investments are concentrated in the healthcare sector, the value of its shares will be affected by factors unique to this sector and may fluctuate more widely than that of a fund which invests in a broad range of industries. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. The types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on the healthcare company's market value and/or share price. Biotechnology and related companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and may trade less frequently and have less publicly available information, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

In general, international investing involves higher risks than investing in U.S. markets. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could impact market performance. Foreign securities are generally riskier than their domestic counterparts. These risks are higher in emerging markets. You should be prepared to ride out periods of underperformance.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The estimated expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The estimated annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(1) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                 1.25
Distribution (Rule 12b-1) fees                                  none
Other expenses                                                  0.79
--------------------------------------------------------------------------------
Total operating expenses                                        2.04
Fee waiver and
expense reimbursement(2)                                        0.54
--------------------------------------------------------------------------------
Net expenses(2)                                                 1.50
--------------------------------------------------------------------------------

Expense example(2)
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 9/1/00 through 2/28/02 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                                         1 yr.         3 yrs.
Your cost($)                                              153            560
--------------------------------------------------------------------------------


(1) This table shows the fund's estimated expenses expressed as a percentage of the fund's estimated average net assets.

(2) Reflects an agreement dated 9/1/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent total operating expenses (excluding interest, taxes, and extraordinary expenses) exceed 1.50% of the fund's average daily net assets through 2/28/02.


                                          J.P. MORGAN GLOBAL HEALTHCARE FUND | 3

GLOBAL EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments and individuals. Today, J.P. Morgan employs over 420 analysts and portfolio managers around the world and has more than $369 billion in assets under management, including assets managed by the fund's adviser, J.P. Morgan Investment Management Inc.

J.P. MORGAN GLOBAL HEALTHCARE FUND
--------------------------------------------------------------------------------
The fund invests primarily in stocks and other equity securities of U.S. and foreign companies who derive at least 50% of their revenues from or have invested 50% of their assets in healthcare related businesses. As a shareholder, you should anticipate risks and rewards beyond those of a typical equity fund investing solely in stocks of U.S. issuers representing a broad range of industries.


WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------
The fund is designed for investors who:

o are pursuing a long-term goal

o want to add a global investment with growth potential to further diversify a portfolio

o are looking for the added rewards and are willing to accept the added risks of a fund that invests in the healthcare sector


The fund is not designed for investors who:

o require regular income or stability of principal

o are pursuing a short-term goal or investing emergency reserves

o are uncomfortable with the risks of international investing

o are uncomfortable with the fund's focus on the healthcare sector

o are looking for a less aggressive stock investment


4 | GLOBAL EQUITY MANAGEMENT APPROACH

[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary fundamental research


[GRAPHIC OMITTED]
Using research and valuations, the
fund's management team chooses stocks
for the fund


[GRAPHIC OMITTED]
Morgan may adjust currency
exposure to seek to manage risks
and enhance returns

J.P. Morgan, as advisor, selects the global equity securities for the fund's investments using the investment process described below to determine which companies are most likely to provide high total return to shareholders. In order to maximize return potential, the fund is not constrained by geographic limits.

GLOBAL EQUITY INVESTMENT PROCESS
In managing the fund, J.P. Morgan employs a three-step process:

Research and valuation Research findings allow J.P. Morgan to rank companies according to their relative value; combined with J.P. Morgan's qualitative view, the most attractive investment opportunities in the universe of healthcare stocks are identified.

J.P. Morgan takes an in-depth look at company prospects over a relatively long period--often as much as five years--rather than focusing on near-term expectations. This approach is designed to provide insight into a company's growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to the healthcare sector includes approximately 7 members, with an average of over 15 years of experience.

Stock  selection  Using  research as the basis for  investment  decisions,  J.P.
Morgan portfolio managers construct a portfolio representing companies in the healthcare sector, which in their view have an exceptional return potential relative to other companies in this sector. J.P. Morgan's stock selection criteria focus on highly rated U.S. and foreign companies which also meet certain other criteria, such as responsiveness to industry themes (e.g., consolidation/restructuring), new drug development, conviction in management, the company's product pipeline, and catalysts that may positively affect a stock's performance over the next twelve months.

Currency management J.P. Morgan actively manages the fund's currency exposure in an effort to manage risk and enhance total return. The fund has access to J.P. Morgan's currency specialists to determine the extent and nature of its exposure to various foreign currencies.




                                           GLOBAL EQUITY MANAGEMENT APPROACH | 5

YOUR INVESTMENT
--------------------------------------------------------------------------------
INVESTING THROUGH A FINANCIAL PROFESSIONAL
If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA
Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments in the fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-521-5411.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown on the right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.

OPENING YOUR ACCOUNT
   By wire
o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

   Morgan Guaranty Trust Company of New York-Delaware
   Routing number: 011-100-238
   Credit:  Morgan Guaranty Trust Shareholder Services
   Account number:  000-73-836
   FFC:  Your account number, name of registered owner(s) and fund name.

   By check
o  Make out a check for the investment amount payable to J.P. Morgan Funds

o Mail the check with your completed application to the Transfer Agent.


   By exchange
o Call the Shareholder Services Agent to effect an exchange.


ADDING TO YOUR ACCOUNT
   By wire
o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

   By check
o  Make out a check for the investment amount payable to J.P. Morgan Funds.

o Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

   By exchange
o Call the Shareholder Services Agent to effect an exchange.




6 | YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES

   By phone-- wire payment
o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

   By phone -- check payment
o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

   In writing
o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o  Mail the letter to the Shareholder Services Agent.


   By exchange
o Call the Shareholder Services Agent to effect an exchange.

   Redemption in kind
o The fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

--------------------------------------------------------------------------------
ACCOUNT AND TRANSACTION POLICIES

Telephone orders The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in the fund for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

The fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing (e.g., when an event occurs on a foreign exchange after the close of trading on that exchange that would materially impact a security's value at the time the fund calculates its NAV), the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.

--------------------------------------------------------------------------------
Transfer Agent                               Shareholder Services Agent
State Street Bank and Trust Company          Morgan Christiana Center
P.O. Box 8411                                J.P. Morgan Funds Services - 2/OPS3
Boston, MA 02266-8411                        500 Stanton Christiana Road
Attention: J.P. Morgan Funds Services        Newark, DE 19713
                                             1-800-521-5411

Representatives are available 8:00 a.m. to 6:00 p.m. eastern time on fund business days.

                                                             YOUR INVESTMENT | 7

--------------------------------------------------------------------------------
Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, the proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.


DIVIDENDS AND DISTRIBUTIONS
The fund typically pays income dividends and makes capital gains distributions, if any, once per year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account or invested in another J.P. Morgan Fund.


8 |  YOUR INVESTMENT

--------------------------------------------------------------------------------
TAX CONSIDERATIONS
In general, selling shares, exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
Transaction                                       Tax status
--------------------------------------------------------------------------------
Income dividends                                  Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                          Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                           Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of                             Capital gains or
shares owned for more                             losses
than one year
--------------------------------------------------------------------------------
Sales or exchanges of shares                      Gains are treated as ordinary
owned for one year                                income; losses are subject
or less                                           to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

MANAGEMENT AND ADMINISTRATION
The fund and the other series of the J.P. Morgan Series Trust are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides certain fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                                  1.25% of the fund's
                                                   average net assets
--------------------------------------------------------------------------------
Administrative services                            Fund's pro-rata portion of
(fee shared with                                   0.09% of the first $7 billion
Funds Distributor, Inc.)                           of average net assets in
                                                   J.P. Morgan-advised portfo-
                                                   lios, plus 0.04% of average
                                                   net assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                               0.25% of the fund's average
                                   net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.



                                                                FUND DETAILS | 9

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the fund's overall risk and reward characteristics. It also outlines the fund's policies toward various investments, including those that are designed to help certain funds manage risk.

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                      Potential rewards                    Policies to balance risk and
reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions

o The fund's share price and         o Stocks have generally              o Under normal circumstances the fund
plans to remain
  performance will fluctuate           outperformed more stable             fully invested, with at least 65% in
stocks of at least
  in response to stock market          invest- ments (such as bonds         three countries, including the United
States; stock
  movements                            and cash equivalents) over           investments may include U.S. and
foreign common stocks,
                                       the long term                        convertible securities, preferred
stocks, trust or
o Adverse market conditions                                                 partnership interests, warrants,
rights, and investment
  may from time to time cause                                               company
securities
  the fund to take
temporary
  defensive positions that are                                            o During severe market downturns, the
fund has the option
  inconsistent with its                                                     of investing up to 100% of assets in
investment-grade
  principal investment                                                      short-term
securities
  strategies and may
hinder
  the fund from achieving its
  investment objective
o The fund is non-diversified,  which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance  may be more  vulnerable  to changes in the market value of a single issuer or a group of issuers Management choices

o The fund could underperform        o The fund could outperform          o J.P. Morgan focuses its active
management on securities
  its benchmark due to its             its benchmark due to these           selection, the area where it believes
its commitment to
  securities and asset                 same choices                         research can most enhance
returns
  allocation choices

Sector Concentration

o The value of fund shares           o Stocks within this sector
  will be affected by factors          have the potential to
  peculiar to the sector in            outperform the broader
  which the fund invests, and,         market indices
  as a result, may fluctuate
  more widely than that of a
  fund that invests in a
  broader range of industries
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments

o Currency exchange rate             o Favorable exchange rate            o The fund actively manages the
currency exposure of its
  movements could reduce gains         movements could generate             foreign investments relative to its
benchmark, and may
  or create losses                     gains or reduce losses               hedge back into the U.S. dollar from
time to time (see
                                                                            also
"Derivatives")
o The fund could lose money          o Foreign investments, which
  because of foreign                   represent a major portion of
  government actions,                  the world's securities,
  political instability or             offer attractive potential
  lack of adequate and                 performance and
  accurate information                 opportunities for
                                       diversification
o Investment risks tend to be
  higher in emerging markets.        o Emerging markets can offer
  These markets also present           higher returns
  higher liquidity and
  valuation risks
------------------------------------------------------------------------------------------------------------------------------------

10 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                      Potential rewards                    Policies to balance risk and
reward
------------------------------------------------------------------------------------------------------------------------------------
Derivatives

o Derivatives such as futures,       o Hedges that correlate well         o The fund uses derivatives for hedging
and for risk
  options, swaps, and forward          with underlying positions            management (i.e., to establish or
adjust exposure to
  foreign currency contracts           can reduce or eliminate              particular securities, markets or
currencies); risk
  that are used for hedging            losses at low cost                   management may include management of
a fund's exposure
  the portfolio or specific                                                 relative to its
benchmark
  securities may not fully           o A fund could make money
and
  offset the underlying                protect against losses if          o The fund only establishes hedges that
it expects will
  positions and this could             management's analysis proves         be highly correlated with underlying
positions
  result in losses to the fund
correct
  that would not have                                                     o While the fund may use derivatives
that incidentally
  otherwise occurred1                o Derivatives that involve             involve leverage, it does not use
them for the specific
                                       leverage could generate              purpose of leveraging its
portfolios
o Derivatives used for risk            substantial gains at low
  management may not have the          cost
  intended effects and may
  result in losses or missed
  opportunities

o The counterparty to a
  derivatives contract could
  default

o Certain types of derivatives
  involve costs to the funds
  which can reduce returns

o Derivatives that involve
  leverage could magnify
  losses

Securities lending

o When the fund lends a              o The fund may enhance income        o J.P. Morgan maintains a list of
approved borrowers
  security, there is a risk            through the investment
of
  that the loaned securities           the collateral received from       o The fund receives collateral equal to
at least 100% of
  may not be returned if the           the borrower                         the current value of securities
loaned
  borrower
defaults
                                                                          o The lending agents indemnify a fund
against borrower
o The collateral will be
default
  subject to the risks of
the
  securities in which it is                                               o J.P. Morgan's collateral investment
guidelines limit
  invested                                                                  the quality and duration of
collateral investment to
                                                                            minimize
losses

Illiquid holdings                                                         o Upon recall, the borrower must return
the securities
                                                                            loaned within the normal settlement
period
o The fund could have                o These holdings may offer
  difficulty valuing these             more attractive yields or          o The fund may not invest more than 15%
of net assets in
  holdings precisely                   potential growth than                illiquid
holdings
                                       comparable widely
traded
o The fund could be unable to          securities                         o To maintain adequate liquidity to
meet redemptions,
  sell these holdings at the                                                each fund may hold investment-grade
short-term
  time or price it desires                                                  securities (including repurchase
agreements and reverse
                                                                            repurchase agreements) and, for
temporary or
                                                                            extraordinary purposes, may borrow
from banks up to
When-issued and delayed                                                     331/3% of the value of its total
assets
delivery securities

o When the fund buys                 o The fund can take advantage        o The fund uses segregated accounts to
offset leverage
  securities before issue or           of attractive transaction
risk
  for delayed delivery, it             opportunities
  could be exposed to leverage
  risk if it does not use
  segregated accounts
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                      Potential rewards                    Policies to balance risk and
reward
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading

  o Increased trading would          o The fund could realize             o The fund generally avoids
    raise the fund's brokerage         gains in a short period of           short-term trading, except
    and related costs                  time                                 to take advantage of
                                                                            attractive or unexpected
  o Increased short-term             o The fund could protect               opportunities or to meet
    capital gains                      against losses if a stock            demands generated by
    distributions would raise          is overvalued and its                shareholder activity
    shareholders' income tax           value later falls
    liability                                                             o The expected annual
                                                                            portfolio turnover rate
                                                                            for the fund is 50-80%
------------------------------------------------------------------------------------------------------------------------------------


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.




                                                               FUND DETAILS | 11

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional  Information (SAI) Provides a fuller technical and legal
description  of  a  fund's  policies,  investment  restrictions,   and  business
structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the funds, may be obtained by contacting:

J.P. Morgan Funds
Morgan Christiana Center
J.P. Morgan Funds Services-2/OPS3
500 Stanton Christiana Road
Newark, DE 19713

Telephone:  1-800-521-5411

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (for information, call 1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov, copies also may be obtained, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. The fund's investment company and 1933 Act registration numbers are: 811-07795 and 333-11125.


J.P. MORGAN MUTUAL FUNDS AND THE MORGAN TRADITION
J.P. Morgan mutual funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, J.P. Morgan mutual funds offer a broad array of distinctive opportunities for investors.


JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Trust Series

Advisor                                                  Distributor
J.P. Morgan Investment Management Inc.                   Funds Distributor, Inc.
522 Fifth Avenue                                         60 State Street
New York, NY 10036                                       Boston, MA 02109
1-800-521-5411                                           1-800-221-7930

--------------------------------------------------------------------------------
                                                  SEPTEMBER 1, 2000 | PROSPECTUS
--------------------------------------------------------------------------------

J.P. MORGAN GLOBAL TECHNOLOGY
& TELECOMMUNICATIONS FUND -
ADVISOR SHARES


                                        ----------------------------------------
                        Seeking high total return from a
                    portfolio of global equity securities in
                      the technology and telecommunications
                                        sectors

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the Commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                              JPMorgan

CONTENTS
--------------------------------------------------------------------------------

2 | The fund's goal, principal strategies, principal risks, and expenses

J.P. MORGAN GLOBAL TECHNOLOGY &
TELECOMMUNICATIONS FUND - ADVISOR SHARES
Fund description .......................................................  2
Investor expenses ......................................................  3

4 |

GLOBAL EQUITY MANAGEMENT APPROACH
J.P. Morgan ............................................................  4
J.P. Morgan Global Technology & Telecommunications Fund ................  4
Who may want to invest .................................................  4
Global equity investment process .......................................  5


6 | Investing in the J.P. Morgan Global Technology & Telecommunications
    Fund - Advisor Shares

YOUR INVESTMENT
Investing through a service organization ...............................  6
Account and transaction policies .......................................  6
Dividends and distributions ............................................  6
Tax considerations .....................................................  7

8 | More about risk and the fund's business operations


FUND DETAILS
Business structure .....................................................  8
Management and administration ..........................................  8
Risk and reward elements ...............................................  9

FOR MORE INFORMATION ..........................................  back cover

J.P. MORGAN GLOBAL TECHNOLOGY &
TELECOMMUNICATIONS FUND - ADVISOR SHARES

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and its main risks, as well as fund strategies, please see pages 9-11.

[GRAPHIC OMITTED]
GOAL
The fund seeks to provide high total return from a worldwide portfolio of equity securities in the technology and telecommunications sectors. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in stocks and other equity securities of U.S. and foreign companies principally conducting business in the technology and telecommunications sectors. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, Internet, semi-conductor or electronics industries; and companies that develop, manufacture or sell communications and networking services or equipment. There are no prescribed limits on the weightings of securities in any particular sector or in any individual company.

While there are no limits on the geographical allocation of fund investments, fund management intends to invest primarily in securities of companies domiciled or located in the U.S., Canada, Western Europe and the Far East. The fund may also invest, to a lesser extent, in emerging markets.

The fund may invest in companies of any size; however, emphasis will be given to securities of large-capitalization companies (generally, companies with a market capitalization larger than one billion U.S. dollars) and, to a lesser extent, medium-capitalization companies (generally, companies with a market capitalization between five hundred million and one billion U.S. dollars) that, in the opinion of fund management, demonstrate a favorable investment opportunity.

The fund may invest substantially in securities denominated in foreign currencies and actively seeks to enhance returns through managing currency exposure. To the extent the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The fund also may hedge from one foreign currency to another, although emerging markets investments are typically unhedged. Foreign securities are generally riskier than their domestic counterparts. You should be prepared to ride out periods of underperformance.

Under normal market conditions, the fund will remain fully invested. Using its global perspective, J.P. Morgan uses the investment process described on page 5 to identify those stocks which in its view have an exceptional return potential.


Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the global stock markets. Fund performance also will depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

REGISTRANT NAME: J.P. MORGAN SERIES TRUST
(J.P. MORGAN GLOBAL TECHNOLOGY &
TELECOMMUNICATIONS FUND: ADVISOR SHARES)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $194 billion using similar strategies as the fund.

The portfolio management team is led by Ella Brown, vice president, who has been an international equity portfolio manager since joining J.P Morgan in 1993, and Frederic Wissinger, vice president, who is a research analyst of the technology sector and has been employed by J.P. Morgan since 1995. In addition to being a portfolio manager, Ms. Brown is also chairperson of the European portfolio review meetings.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.








2 | J.P. MORGAN GLOBAL TECHNOLOGY &
    TELECOMMUNICATIONS FUND - ADVISOR SHARES

The fund may invest in fewer stocks than other global equity funds. This concentration increases risk and potential of the fund. With a concentrated portfolio of securities, it is possible that the fund could have returns that are significantly more volatile than relevant market indices and other, more diversified mutual funds. Because the fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the fund's share price than would occur if the fund held more securities.

Because the fund's investments are concentrated in the technology and telecommunications sectors, the value of its shares will be affected by factors peculiar to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries. Many of the companies in these sectors may face special risks, such as limited product lines or markets, lack of commercial success, intense competition, or product obsolescence. Such companies also are often subject to governmental regulation and therefore may be affected adversely by certain government policies.

In general, international investing involves higher risks than investing in U.S. markets. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could impact market performance. Foreign securities are generally riskier than their domestic counterparts. . These risks are higher in emerging markets You should be prepared to ride out periods of underperformance.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The estimated expenses of the fund before and after reimbursement are shown at right. The fund has no redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The estimated annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(1) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                 1.25
Distribution (Re 12b-1) fees(2)                                 0.25
Service fees(3)                                                 0.25
Other expenses                                                  0.65
--------------------------------------------------------------------------------
Total operating expenses                                        2.40
Fee waiver and
expense reimbursement(4)                                        0.60
--------------------------------------------------------------------------------
Net expenses(4)                                                 1.80
--------------------------------------------------------------------------------

Expense examples(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 9/1/00 through 2/28/02 and total total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                                        1 yr.      3 yrs.
Your cost ($)                                            183         661
--------------------------------------------------------------------------------
(1) This table shows the fund's estimated expenses expressed as a percentage of the fund's estimated average net assets.

(2) The plan under Rule 12b-1 (described on page 8) allows such fees to be paid out of the fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

(3) Service organizations (described on page 6) may charge other fees to their customers who are the beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

(4) Reflects an agreement dated 9/1/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.80% of the fund's average daily net assets through 2/28/02.

                                             J.P. MORGAN GLOBAL TECHNOLOGY & | 3
                    TELECOMMUNICATIONS FUND - ADVISOR SHARES

GLOBAL EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 420 analysts and portfolio managers around the world and has more than $369 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.


J.P. MORGAN GLOBAL TECHNOLOGY &
TELECOMMUNICATIONS FUND
The fund invests primarily in stocks and other equity securities of U.S. and foreign companies who derive at least 50% of their revenues, or have invested at least 50% of their assets in, from the technology or telecommunications sectors. As a shareholder, you should anticipate risks and rewards beyond those of a typical equity fund investing solely in stocks of U.S. issuers representing a broad range of industries.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------
The fund is designed for investors who:

o are pursuing a long-term goal

o want to add a global investment with growth potential to further diversify a portfolio

o are looking for the added rewards and are willing to accept the added risks of a fund that invests in the technology and telecommunications sectors

The fund is not designed for investors who:

o require regular income or stability of principal

o are pursuing a short-term goal or investing emergency reserves

o are uncomfortable with the risks of international investing

o are uncomfortable with the fund's focus on the technology and telecommunications sectors

o are looking for a less aggressive stock investment

4 | GLOBAL EQUITY MANAGEMENT APPROACH

[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary fundamental research

[GRAPHIC OMITTED]
Using research and valuations,
the fund's management team
chooses stocks for the fund

[GRAPHIC OMITTED]
Morgan may adjust currency
exposure to seek to manage risks
and enhance returns

J.P. Morgan, as advisor, selects the global equity securities for the fund's investments using the investment process described below to determine which companies are most likely to provide high total return to shareholders. In order to maximize return potential, the fund is not constrained by geographic limits.


GLOBAL EQUITY INVESTMENT PROCESS
In managing the fund, J.P. Morgan employs a three-step process:

Research and valuation Research findings allow J.P. Morgan to rank companies according to their relative value; combined with J.P. Morgan's qualitative view, the most attractive investment opportunities in the universe of technology and telecommunication stocks are identified.

J.P. Morgan takes an in-depth look at company prospects over a relatively long period - often as much as five years - rather than focusing on near-term expectations. This approach is designed to provide insight into a company's growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to the global technology and telecommunications sectors includes approximately 13 members, with an average of over 8 years of experience.

Stock  selection  Using  research as the basis for  investment  decisions,  J.P.
Morgan portfolio managers construct a portfolio representing companies in the technology or telecommunications sectors, which in their view have an exceptional return potential relative to other companies in these sectors. J.P. Morgan's stock selection criteria focus on highly rated U.S. and foreign large cap companies which also meet certain other criteria, such as responsiveness to industry themes (e.g., consolidation/restructuring), conviction in management, the company's product positioning, and catalysts that may positively affect a stock's performance over the next twelve months.

Currency management J.P. Morgan actively manages the fund's currency exposure in an effort to manage risk and enhance total return. The fund has access to J.P. Morgan's currency specialists to determine the extent and nature of its exposure to various foreign currencies.




                                           GLOBAL EQUITY MANAGEMENT APPROACH | 5

YOUR INVESTMENT
--------------------------------------------------------------------------------
INVESTING THROUGH A SERVICE ORGANIZATION
Prospective investors may only purchase, exchange and redeem shares of the fund with the assistance of a service organization. Your service organization is paid by the fund to assist you in establishing your fund account, executing transactions, and monitoring your investment. The minimum amount for initial investments in the fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in the fund:

o Acting, directly or through an agent, as the sole shareholder of record

o Maintaining account records for customers

o Processing orders to purchase, redeem or exchange shares for customers

o Responding to inquiries from shareholders

o Assisting customers with investment procedures


ACCOUNT AND TRANSACTION POLICIES
Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing (e.g., when an event occurs on a foreign exchange after the close of trading on that exchange that would materially impact a security's value at the time the fund calculates its NAV), the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days or suspend redemptions as permitted by law.

Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, the proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Redemption in kind The fund sends reserves the right to make redemption of $250,000 in securities rather than in cash.

Statements and reports You will receive from your service organization account statements and confirmation of each purchase or sale of shares. Every six months the fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
The fund typically pays income dividends and makes capital gains distributions, if any, once per year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation.

Dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains. Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your service organization to have them sent to you by check, credited to a separate account or invested in another J.P. Morgan Advisor Fund.


6 | YOUR INVESTMENT

--------------------------------------------------------------------------------
TAX CONSIDERATIONS
In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
Transaction                                     Tax status
--------------------------------------------------------------------------------
Income dividends                                Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                        Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                         Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of shares                    Capital gains or losses
owned for more than one year
--------------------------------------------------------------------------------
Sales or exchanges of shares                    Gains are treated as ordinary
owned for one year or less                      income; losses are subject
to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

--------------------------------------------------------------------------------
Shareholder Services Agent
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713
1-800-766-7722

Representatives are available 8:00 a.m. to 6:00 p.m. eastern time on fund business days.

                                                                             | 7

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.


MANAGEMENT AND ADMINISTRATION

The fund and the other series of the J.P. Morgan Series Trust are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides certain fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                          1.25% of the fund's average
   net assets
--------------------------------------------------------------------------------
Administrative services                    Fund's pro-rata portions of 0.09%
(fee shared with                           of the first $7 billion of average
Funds Distributor, Inc.)                   net assets in J.P. Morgan-advised
                        portfolios, plus 0.04% of average
                           net assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                       0.05% of the fund's average
                                           net assets
--------------------------------------------------------------------------------

The fund has a service plan which allows it to pay service organizations up to 0.25% of the average net assets of the shares held in the name of the service organization.

The fund has adopted a distribution plan under Rule 12b-1 that allows the fund to pay distribution fees up to 0.25% of the fund's average net assets for the sale and distribution of its shares. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.



8 | FUND DETAILS

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the fund's overall risk and reward characteristics. It also outlines the fund's policies toward various securities, including those that are designed to help the fund manage risk.

-----------------------------------------------------------------------------------------------------------------------------------
Potential risks                           Potential rewards                     Policies to balance risk and reward
-----------------------------------------------------------------------------------------------------------------------------------
Market conditions

o The fund's share price and              o Stocks have generally               o Under normal circumstances, the
fund plans to
  performance will fluctuate                outperformed more stable              remain fully invested, with at
least 65% in
  in response to stock market               investments (such as bonds            stocks of at least three
countries, including
  movements                                 and cash equivalents) over            the United States; stock
investments may include
                                            the long term                         U.S. and foreign common stocks,
convertible
o Adverse market conditions                                                       securities, preferred stocks,
trust or
  may from time to time cause                                                     partnership interests, warrants,
rights, and
  the fund to take temporary                                                      investment company
securities
  defensive positions that
are
  inconsistent with its                                                         o During severe market downturns,
the fund has the
  principal investment                                                            option of investing up to 100% of
assets in
  strategies and may hinder                                                       investment-grade short-term
securities
  the fund from achieving its
  investment objective
-----------------------------------------------------------------------------------------------------------------------------------
Management choices

o The fund could underperform             o The fund could outperform           o J.P. Morgan focuses its active
management on
  its benchmark due to its                  its benchmark due to these            securities selection, the area
where it believes
  securities and asset                      same choices                          its commitment to research can
most enhance
  allocation choices
returns
-----------------------------------------------------------------------------------------------------------------------------------
Sector concentration

o The value of fund shares                o Stocks within these sectors
  will be affected by factors               have the potential to
  peculiar to the sectors in                outperform the broader
  which the fund invests, and,              market indices
  as a result, may fluctuate
  more widely than that of a
  fund that invests in a
  broader range of industries
-----------------------------------------------------------------------------------------------------------------------------------
Foreign investments

o Currency exchange rate                  o Favorable exchange rate             o The fund actively manages the
currency exposure
  movements could reduce gains              movements could generate              of its foreign investments and may
hedge a
  or create losses                          gains or reduce losses                portion of its foreign currency
exposure into
                                                                                  the U.S. dollar or other
currencies which the
o The fund could lose money               o Foreign investments, which            advisor deems more attractive (see
also
  because of foreign                        represent a major portion of
"Derivatives")
  government actions,                       the world's securities,
  political instability or                  offer attractive potential
  lack of adequate and                      performance and
  accurate information                      opportunities for
                                            diversification
o Investment risks tend to be
  higher in emerging markets.             o Emerging markets can offer
  These markets also present                higher returns
  higher liquidity and
  valuation risks
-----------------------------------------------------------------------------------------------------------------------------------

                                                                FUND DETAILS | 9

-----------------------------------------------------------------------------------------------------------------------------------
Potential risks                           Potential rewards                     Policies to balance risk and reward
-----------------------------------------------------------------------------------------------------------------------------------
Derivatives

o Derivatives such as futures,            o Hedges that correlate well          o The fund uses derivatives for
hedging and for
  options, swaps and forward                with underlying positions             risk management (i.e., to
establish or adjust
  foreign currency contracts                can reduce or eliminate               exposure to particular securities,
markets or
  that are used for hedging                 losses at low cost                    currencies); risk management may
include
  the portfolio or specific                                                       management of a fund's exposure
relative to its
  securities may not fully                o The fund could make money
benchmark
  offset the underlying                     and protect against
losses
  positions and this could                  if management's analysis            o The fund only establishes hedges
that it expects
  result in losses to the fund              proves correct                        will be highly correlated with
underlying
  that would not have
positions
  otherwise occurred(1)                   o Derivatives that
involve
                                            leverage could generate             o While the fund may use derivatives
that
o Derivatives used for risk                 substantial gains at low              incidentally involve lever-age, it
does not use
  management may not have the               cost                                  them for the specific purpose of
leveraging its
  intended effects and may
portfolio
  result in losses or missed
  opportunities

o The counterparty to a
  derivatives contract could
  default

o Certain types of derivatives
  involve costs to the fund
  which can reduce returns

o Derivatives that involve
  leverage could magnify
  losses
-----------------------------------------------------------------------------------------------------------------------------------
Securities lending

o When the fund lends a                   o The fund may enhance income         o J.P. Morgan maintains a list of
approved
  security, there is a risk                 through the investment of
borrowers
  that the loaned securities                the collateral received
from
  may not be returned if the                the borrower                        o The fund receives collateral equal
to at least
  borrower defaults                                                               100% of the current value of
securities loaned

o The collateral will be                                                        o The lending agents indemnify the
fund against
  subject to the risks of the                                                     borrower
default
  securities in which it
is
  invested                                                                      o J.P. Morgan's collateral
investment guidelines
                                                                                  limit the quality and duration of
collateral
                                                                                  investment to minimize
losses

                                                                                o Upon recall, the borrower must
return the
                                                                                  securities loaned within the
normal settlement

period
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings

o The fund could have diffi-              o These holdings may offer            o The fund may not invest more than
15% of net
  culty valuing these holdings              more attractive yields or             assets in illiquid
holdings
  precisely                                 potential growth
than
                                            comparable widely traded            o To maintain adequate liquidity to
meet
o The fund could be unable to               securities                            redemptions, the fund may hold
investment-grade
  sell these holdings at the                                                      short-term securities (including
repurchase
  time or price it desires                                                        agreements and reverse repurchase
agreements)
                                                                                  and, for temporary or
extraordinary purposes,
                                                                                  may borrow from banks up to 33
1/3% of the value
                                                                                  of its total
assets
-----------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

10 | FUND DETAILS

-----------------------------------------------------------------------------------------------------------------------------------
Potential risks                           Potential rewards                     Policies to balance risk and reward
-----------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities

o When the fund buys                      o The fund can take advantage         o The fund uses segregated accounts
to offset
  securities before issue or                of attractive transaction             leverage
risk
  for delayed delivery, it                  opportunities
  could be exposed to leverage
  risk if it does not use
  segregated accounts
-----------------------------------------------------------------------------------------------------------------------------------
Short-term trading

o Increased trading would                 o The fund could realize gains        o The fund generally avoids
short-term trading,
  raise the fund's brokerage                in a short period of time             except to take advantage of
attractive or
  and related costs                                                               unexpected opportunities or to
meet demands
                                          o The fund could protect                generated by shareholder
activity
o Increased short-term capital              against losses if a stock
is
  gains distributions would                 overvalued and its value            o The expected annual portfolio
turnover rate for
  raise shareholders' income                later falls                           the fund is
70-100%
  tax liability
-----------------------------------------------------------------------------------------------------------------------------------

                                                               FUND DETAILS | 11

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional Funds
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713

Telephone: 1-800-766-7722

Hearing impaired: 1-888-468-4015

E-mail: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (for information, call 1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov; copies also may be obtained, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. The fund's investment company and 1933 Act registration numbers are:


J.P. Morgan Global Technology, Media & Telecommunications Fund........811-07795
                                                                  and 333-11125


J.P. MORGAN MUTUAL FUNDS AND THE MORGAN TRADITION
J.P. Morgan mutual funds combine a heritage of integrity and financial leadership with comprehensive and sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, J.P. Morgan mutual funds offer a broad array of distinctive opportunities for investors.


JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Funds

Advisor                                   Distributor
J.P. Morgan Investment Management Inc.    Funds Distributor, Inc.
522 Fifth Avenue                          60 State Street
New York, NY 10036                        Boston, MA 02109
1-800-766-7722                            1-800-221-7930

--------------------------------------------------------------------------------
                                                  SEPTEMBER 1, 2000 | PROSPECTUS
--------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL GLOBAL
HEALTHCARE FUND









                                           -------------------------------------
                        Seeking high total return from a
                      portfolio of global equity securities
                            in the healthcare sector

This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                          JPMorgan

CONTENTS
--------------------------------------------------------------------------------

2 | The fund's goal, principal strategies, principal risks and expenses

J.P. MORGAN INSTITUTIONAL GLOBAL HEALTHCARE FUND
Fund description ..........................................................    2
Investor expenses .........................................................    3

4 |

GLOBAL EQUITY MANAGEMENT APPROACH
J.P. Morgan ...............................................................    4
J.P. Morgan Global Healthcare Fund ........................................    4
Who may want to invest ....................................................    4
Global equity investment process ..........................................    5

6 | Investing in the J.P. Morgan Institutional Global Healthcare Fund

YOUR INVESTMENT
Investing through a financial professional ................................    6
Investing through an employer-sponsored retirement plan ...................    6
Investing through an IRA or rollover IRA ..................................    6
Investing directly ........................................................    6
Opening your account ......................................................    6
Adding to your account ....................................................    6
Selling shares ............................................................    7
Account and transaction policies ..........................................    7
Dividends and distributions ...............................................    8
Tax considerations ........................................................    8

9 | More about risk and the fund's business operations

FUND DETAILS
Business structure ........................................................    9
Management and administration .............................................    9
Risk and reward elements ..................................................   10

FOR MORE INFORMATION ..............................................   back cover

J.P. MORGAN INSTITUTIONAL GLOBAL HEALTHCARE FUND

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and its main risks, as well as fund strategies, please see pages 10-12.

[GRAPHIC OMITTED]
GOAL
The fund seeks to provide high total return from a worldwide portfolio of equity
securities  in  the  healthcare  sector.   This  goal  can  be  changed  without
shareholder approval.

     [GRAPHIC OMITTED] INVESTMENT APPROACH Principal Strategies The fund invests primarily in equity stocks and other securities of U.S. and foreign healthcare companies of all sizes that offer potential for high total return. The fund will invest primarily in four sub-sectors: pharmaceuticals, biotechnology, medical technology and healthcare services. These investments may including those in the biotechnology, medical technology and life sciences subsectors, of all sizes that offer potential for high total return. These companies may include, for example, companies principally engaged in: the design, manufacture or sale of products or services used for, or in connection with, health care, medicine and agricultural chemicals; research and development of pharmaceutical products and services; the manufacture and/or distribution of biotechnological and biomedical products, including devices, instruments and drug delivery systems; and the operation of healthcare facilities. There are no prescribed limits on the weightings of securities in any particular subsector or in any individual company.

The fund is non-diversified and may invest in securities of companies from any geographical region, but intends to invest primarily in securities of companies in developed markets. The fund may also invest to a lesser extent in emerging markets.

The fund may invest substantially in securities denominated in foreign currencies and actively seeks to enhance returns through managing currency exposure. To the extent the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The fund also may hedge from one foreign currency to another, although emerging markets investments are typically unhedged.

Under normal market conditions, the fund will remain fully invested. Using its global perspective, J.P. Morgan uses the investment process described on page 5 to identify those stocks which in its view have an exceptional return potential.


Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the global stock markets. Fund performance also will depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

The fund may invest in fewer stocks than other global equity funds. This concentration increases the risk and potential of the fund. With a concentrated portfolio of securities, it is possible that the fund could have returns that are significantly more volatile than relevant market indices and other, more diversified mutual funds. Because the fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the fund's share price than would occur if the fund held more securities.

Because the fund's investments are concentrated in the healthcare sector, the value of its shares will be affected by factors unique to this sector and may fluctuate more widely than that of a fund which invests in a broad range of industries. Healthcare companies are subject to government regulation and approval of their products and

REGISTRANT: J.P. MORGAN SERIES TRUST
(J.P. MORGAN GLOBAL HEALTHCARE FUND:
INSTITUTIONAL SHARES)

PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $2.6 billion using similar strategies as the fund.

The portfolio management team is led by Andrew Cormie, vice president, who has been an international equity portfolio manager since 1977 and employed by J.P. Morgan since 1984, Shawn Lytle, vice president, who has been an international equity portfolio manager since 1998 and employed by J.P. Morgan since 1992, and Bertrand Biragnet, vice president, an international portfolio manager since joining J.P. Morgan in 1996. Prior to joining Morgan, Mr. Biragnet worked at the European Center for Particle Physics in Geneva and T. Hoare & Co. stockbrokers in London.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


2 | J.P. MORGAN INSTITUTIONAL GLOBAL HEALTHCARE FUND services, which can have a significant effect on their market price. The types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on the healthcare company's market value and/or share price. Biotechnology and related companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could impact market performance. Foreign securities are generally riskier than their domestic counterparts These risks are higher in emerging markets.. You should be prepared to ride out periods of underperformance.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.


--------------------------------------------------------------------------------
INVESTOR EXPENSES
The estimated expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The estimated annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(1) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                 1.25
Distribution (Rule 12b-1) fees                                  none
Other expenses                                                  0.70
--------------------------------------------------------------------------------
Total operating expenses                                        1.95
Fee waiver and
expense reimbursement(2)                                        0.60
--------------------------------------------------------------------------------
Net expenses(2)                                                 1.35
--------------------------------------------------------------------------------

Expense example(2)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 9/1/00 through 2/28/02 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                                             1 yr.       3 yrs.
Your cost($)                                                  137         523
--------------------------------------------------------------------------------

(1) This table shows the fund's estimated expenses expressed as a percentage of the fund's estimated average net assets.

(2) Reflects an agreement dated 9/1/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.35% of the fund's average daily net assets through 2/28/02.


                            J.P. MORGAN INSTITUTIONAL GLOBAL HEALTHCARE FUND | 3

GLOBAL EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 420 analysts and portfolio managers around the world and has approximately $369 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.


J.P. MORGAN GLOBAL HEALTHCARE FUND
The fund invests primarily in stocks and other equity securities of U.S. and foreign companies who derive at least 50% of their revenues from or have invested 50% of their assets in healthcare related businesses. As a shareholder, you should anticipate risks and rewards beyond those of a typical equity fund investing solely in stocks of U.S. issuers representing a broad range of industries.


--------------------------------------------------------------------------------
Who may want to invest

The fund is designed for investors who:

o are pursuing a long-term goal

o want to add a global investment with growth potential to further diversify a portfolio

o are looking for the added rewards and are willing to accept the added risks of a fund that invests in the healthcare sector

The fund is not designed for investors who:

o require regular income or stability of principal

o are pursuing a short-term goal or investing emergency reserves

o are uncomfortable with the risks of international investing

o are uncomfortable with the fund's focus on the healthcare sector

o are looking for a less aggressive stock investment


4 | GLOBAL EQUITY MANAGEMENT APPROACH

[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary fundamental research

[GRAPHIC OMITTED]
Using research and valuations,
the fund's management team
chooses stocks for the fund

[GRAPHIC OMITTED]
Morgan may adjust currency exposure
to seek to manage risks and
enhance returns

J.P. Morgan, as advisor, selects the global equity securities for the fund's investments using the investment process described below to determine which companies are most likely to provide high total return to shareholders. In order to maximize return potential, the fund is not constrained by geographic limits.

GLOBAL EQUITY INVESTMENT PROCESS
In managing the fund, J.P. Morgan employs a three-step process:

Research and valuation Research findings allow J.P. Morgan to rank companies according to their relative value; combined with J.P. Morgan's qualitative view, the most attractive investment opportunities in the universe of healthcare stocks are identified.

J.P. Morgan takes an in-depth look at company prospects over a relatively long period - often as much as five years - rather than focusing on near-term expectations. This approach is designed to provide insight into a company's growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to the healthcare sector includes approximately 7 members, with an average of over 15 years of experience.

Stock  selection  Using  research as the basis for  investment  decisions,  J.P.
Morgan portfolio managers construct a portfolio representing companies in the healthcare sector, which in their view have an exceptional return potential relative to other companies in this sector. J.P. Morgan's stock selection criteria focus on highly rated U.S. and foreign companies which also meet certain other criteria, such as responsiveness to industry themes (e.g., consolidation/re-structuring), new drug development, conviction in management, the company's product pipeline, and catalysts that may positively affect a stock's performance over the next twelve months.

Currency management J.P. Morgan actively manages the fund's currency exposure in an effort to manage risk and enhance total return. The fund has access to J.P. Morgan's currency specialists to determine the extent and nature of its exposure to various foreign currencies.



                                           GLOBAL EQUITY MANAGEMENT APPROACH | 5

YOUR INVESTMENT
--------------------------------------------------------------------------------
For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL
If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA
Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments in the fund is $1,000,000 and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown on the right.


For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT
  By wire
o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

  Morgan Guaranty Trust Company of New York - Delaware
  Routing number: 031-100-238
  Credit: J.P.M. Institutional Shareholder Services
  Account number: 011-57-689
  FFC: your account number, name of registered owner(s) and fund name

  By check
o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

  By exchange
o Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT
  By wire
o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

  By check
o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange
o Call the Shareholder Services Agent to effect an exchange.


6 | YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES
  By phone - wire payment
o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone - check payment
o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing
o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want any cash proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.

  By exchange
o Call the Shareholder Services Agent to effect an exchange.

  Redemption in kind
o The fund reserves the right to make redemptions of over $250,000 in securities rather than cash.

--------------------------------------------------------------------------------
ACCOUNT AND TRANSACTION POLICIES
Telephone orders The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in this fund for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

The fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing (e.g., when an event occurs on a foreign exchange after the close of trading on that exchange that would materially impact a security's value at the time the fund calculates its NAV), the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.
--------------------------------------------------------------------------------
Shareholder Services Agent
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713
1-800-766-7722

Representatives are available 8:00 a.m. to 6:00 p.m. eastern time on fund business days.

                                                             YOUR INVESTMENT | 7

--------------------------------------------------------------------------------
Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, the proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
The fund typically pays income dividends and makes capital gains distributions, if any, once per year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS
In  general,   selling  shares  for  cash,   exchanging  shares,  and  receiving
distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
Transaction                                  Tax status
--------------------------------------------------------------------------------
Income dividends                             Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                     Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                      Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of shares                 Capital gains or losses
owned for more than one year
--------------------------------------------------------------------------------
Sales or exchanges of shares                 Gains are treated as ordinary
owned for one year or less                   income; losses are subject
                                             to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


8 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

MANAGEMENT AND ADMINISTRATION
The fund and the other series of J.P. Morgan Series Trust are governed by the same trustees. The trustees are responsible for overseeing business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis. Costs of the trust are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides trust officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                               1.25% of the fund's
   average net assets
--------------------------------------------------------------------------------
Administrative services                         Fund's pro-rata portion of
(fee shared with Funds                          0.09% of the first $7 billion of
Distributor, Inc.)                              average net assets
                             in J.P. Morgan-advised
                             portfolios, plus 0.04%
                                                of average net assets over
                                                $7 billion
--------------------------------------------------------------------------------
Shareholder services                            0.10% of the fund's average
                                                net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.


                                                                FUND DETAILS | 9

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the fund's overall risk and reward characteristics. It also outlines each fund's policies toward various investments, including those that are designed to help certain funds manage risk.

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                           Potential rewards                     Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions

o The fund's share price and              o Stocks have generally               o Under normal circumstances, the
fund plans to
  performance will fluctuate                outperformed more stable              remain fully invested, with at
least 65% in
  in response to stock market               invest- ments (such as bonds          stocks of at least three
countries, including
  movements                                 and cash equivalents) over            the United States; stock
investments may include
                                            the long term                         U.S. and foreign common stocks,
convertible
o Adverse market conditions                                                       securities, preferred stocks,
trust or
  may from time to time cause                                                     partnership interests, warrants,
rights, and
  the fund to take temporary                                                      investment company
securities
  defensive positions that
are
  inconsistent with its                                                         o During severe market downturns,
the fund has the
  principal investment                                                            option of investing up to 100% of
assets in
  strategies and may hinder                                                       investment-grade short-term
securities
  the fund from achieving its
  investment objective
------------------------------------------------------------------------------------------------------------------------------------
Management choices

o The fund could underperform             o The fund could outperform           o J.P. Morgan focuses its active
management on
  its benchmark due to its                  its benchmark due to these            securities selection, the area
where it believes
  securities and asset                      same choices                          its commitment to research can
most enhance
  allocation choices
returns
------------------------------------------------------------------------------------------------------------------------------------
Sector concentration

o The value of fund shares                o Stocks within this sector
  will be affected by factors               have the potential to
  peculiar to the sector in                 outperform the broader
  which the fund invests, and,              market indices
  as a result, may fluctuate
  more widely than that of a
  fund that invests in a
  broader range of industries
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments

o Currency exchange rate                  o Favorable exchange rate             o The fund actively manages the
currency exposure
  movements could reduce gains              movements could generate              of its foreign investments
relative to its
  or create losses                          gains or reduce losses                benchmark, and may hedge back into
the U.S.
                                                                                  dollar from time to time (see
also
o The fund could lose money               o Foreign investments, which
"Derivatives")
  because of foreign                        represent a major portion of
  government actions,                       the world's securities,
  political instability or                  offer attractive potential
  lack of adequate and                      performance and
  accurate information                      opportunities for
                                            diversification
o Investment risks tend to be
  higher in emerging markets.             o Emerging markets can offer
  These markets also present                higher returns
  higher liquidity and
  valuation risks
------------------------------------------------------------------------------------------------------------------------------------

FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                           Potential rewards                     Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Derivatives

o Derivatives such as futures,            o Hedges that correlate well          o The fund uses derivatives for
hedging and for
  options, swaps, and forward               with underlying positions             risk management (i.e., to
establish or adjust
  foreign currency contracts                can reduce or eliminate               exposure to particular securities,
markets or
  that are used for hedging                 losses at low cost                    currencies); risk management may
include
  the portfolio or specific                                                       management of a fund's exposure
relative to its
  securities may not fully                o A fund could make money and
benchmark
  offset the underlying                     protect against losses
if
  positions and this could                  management's analysis proves        o The fund only establishes hedges
that it expects
  result in losses to the fund              correct                               will be highly correlated with
underlying
  that would not have
positions
  otherwise occurred1                     o Derivatives that
involve
                                            leverage could generate             o While the fund may use derivatives
that
o Derivatives used for risk                 substantial gains at low              incidentally involve leverage, it
does not use
  management may not have the               cost                                  them for the specific purpose of
leveraging its
  intended effects and may
portfolio
  result in losses or missed
  opportunities

o The counterparty to a
  derivatives contract could
  default

o Certain types of derivatives
  involve costs to the funds
  which can reduce returns

o Derivatives that involve
  leverage could magnify
  losses
------------------------------------------------------------------------------------------------------------------------------------
Securities lending

o When the fund lends a                   o The fund may enhance income         o J.P. Morgan maintains a list of
approved
  security, there is a risk                 through the investment of
borrowers
  that the loaned securities                the collateral received
from
  may not be returned if the                the borrower                        o The fund receives collateral equal
to at least
  borrower defaults                                                               100% of the current value of
securities loaned

o The collateral will be                                                        o The lending agents indemnify a
fund against
  subject to the risks of the                                                     borrower
default
  securities in which it
is
  invested                                                                      o J.P. Morgan's collateral
investment guidelines
                                                                                  limit the quality and duration of
collateral
                                                                                  investment to minimize
losses

                                                                                o Upon recall, the borrower must
return the
                                                                                  securities loaned within the
normal settlement

period
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings

o The fund could have                     o These holdings may offer            o The fund may not invest more than
15% of net
  difficulty valuing these                  more attractive yields or             assets in illiquid
holdings
  holdings precisely                        potential growth
than
                                            comparable widely traded            o To maintain adequate liquidity to
meet
o The fund could be unable to               securities                            redemptions, each fund may hold
investment-grade
  sell these holdings at the                                                      short-term securities (including
repurchase
  time or price it desires                                                        agreements and reverse repurchase
agreements)
                                                                                  and, for temporary or
extraordinary purposes,
                                                                                  may borrow from banks up to 331/3%
of the value
                                                                                  of its total
assets
------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities

o When the fund buys                      o The fund can take advantage         o The fund uses segregated accounts
to offset
  securities before issue or                of attractive transaction             leverage
risk
  for delayed delivery, it                  opportunities
  could be exposed to leverage
  risk if it does not use
  segregated accounts
------------------------------------------------------------------------------------------------------------------------------------

FUND DETAILS | 11

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                           Potential rewards                     Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading

o Increased trading would                 o The fund could realize gains        o The fund generally avoids
short-term trading,
  raise the fund's brokerage                in a short period of time             except to take advantage of
attractive or
  and related costs                                                               unexpected opportunities or to
meet demands
                                          o The fund could protect                generated by shareholder
activity
o Increased short-term capital              against losses if a stock
is
  gains distributions would                 overvalued and its value            o The expected annual portfolio
turnover rate for
  raise shareholders' income                later falls                           the fund is
50-80%
  tax liability
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


12 | FUND DETAILS

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional Funds
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

E-mail:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (for information, call 1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov; copies also may be obtained, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. The fund's investment company and 1933 Act registration numbers are: 811-07795 and 333-11125.

J.P. MORGAN MUTUAL FUNDS AND THE MORGAN TRADITION
J.P. Morgan mutual funds combine a heritage of integrity and financial leadership with comprehensive and sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, J.P. Morgan mutual funds offer a broad array of distinctive opportunities for investors.


JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Series Trust

Advisor                                       Distributor
J.P. Morgan Investment Management Inc.        Funds Distributor, Inc.
522 Fifth Avenue                              60 State Street
New York, NY 10036                            Boston, MA 02109
1-800-766-7722                                1-800-221-7930

--------------------------------------------------------------------------------
                                                  SEPTEMBER 1, 2000 | PROSPECTUS
--------------------------------------------------------------------------------

J.P. MORGAN GLOBAL HEALTHCARE FUND - ADVISOR SHARES






                                           -------------------------------------
                        Seeking high total return from a
                      portfolio of global equity securities
                            in the healthcare sector

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the Commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMorgan

CONTENTS
--------------------------------------------------------------------------------

2 | The fund's goal, principal strategies, principal risks and expenses

J.P. MORGAN GLOBAL HEALTHCARE FUND - ADVISOR SHARES
Fund description ...........................................................   2
Investor expenses ..........................................................   3

4|

GLOBAL EQUITY MANAGEMENT APPROACH
J.P. Morgan ................................................................   4
J.P. Morgan Global Healthcare Fund .........................................   4
Who may want to invest .....................................................   4
Global equity investment process ...........................................   5


6 | Investing in the J.P. Morgan Global Healthcare Fund - Advisor Shares

YOUR INVESTMENT
Investing through a service organization ...................................   6
Account and transaction policies ...........................................   6
Dividends and distributions ................................................   7
Tax considerations .........................................................   7

8 | More about risk and the fund's business operations

FUND DETAILS
Business structure .........................................................   8
Management and administration ..............................................   8
Risk and reward elements ...................................................   9

FOR MORE INFORMATION ...............................................  back cover

J.P. MORGAN GLOBAL HEALTHCARE FUND - ADVISOR SHARES

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and its main risks, as well as fund strategies, please see pages 10-12.

[GRAPHIC OMITTED]
GOAL
The fund seeks to provide high total return from a worldwide portfolio of equity
securities  in  the  healthcare  sector.   This  goal  can  be  changed  without
shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in stocks and other equity securities of U.S. and foreign healthcare companies, of all sizes that offer potential for high total return. The fund will invest primarily in four sub-sectors: pharmaceuticals, biotechnology, medical technology and healthcare services. These investment companies may include, for example, companies principally engaged in: the design, manufacture or sale of products or services used for, or in connection with, health care, medicine and agricultural chemicals; research and development of pharmaceutical products and services; the manufacture and/or distribution of biotechnological and biomedical products, including devices, instruments and drug delivery systems; and the operation of healthcare facilities. There are no prescribed limits on the weightings of securities in any particular sector or in any individual company.

The fund may invest in securities of companies from any geographical region, but intends to invest primarily in securities of companies in developed markets. The fund may also invest to a lesser extent in emerging markets.

The fund may invest substantially in securities denominated in foreign currencies and actively seeks to enhance returns through managing currency exposure. To the extent the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The fund also may hedge from one foreign currency to another, although emerging markets investments are typically unhedged.

Under normal market conditions, the fund will remain fully invested. Using its global perspective, J.P. Morgan uses the investment process described on page 5 to identify those stocks which in its view have an exceptional return potential.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the global stock markets. Fund performance also will depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

TICKER SYMBOL: XXXXX
--------------------------------------------------------------------------------
REGISTRANT: J.P. MORGAN SERIES TRUST
(J.P. MORGAN GLOBAL HEALTHCARE FUND: ADVISOR SHARES)

PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $2.6 billion using similar strategies as the fund.

The portfolio management team is led by Andrew Cormie, vice president, who has been an international equity portfolio manager since 1977 and employed by J.P. Morgan since 1984, Shawn Lytle, vice president, who has been an international equity portfolio manager since 1998 and employed by J.P. Morgan since 1992, and Bertrand Biragnet, vice president, an international portfolio manager since joining J.P. Morgan in 1996. Prior to joining Morgan, Mr. Biragnet worked at the European Center for Particle Physics in Geneva and T. Hoare & Co. stockbrokers in London.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


2 | J.P. MORGAN GLOBAL HEALTHCARE FUND - ADVISOR SHARES

--------------------------------------------------------------------------------
The fund is a non-diversified and may invest in fewer stocks than other global equity funds. This concentration increases the risk and potential of the fund. With a concentrated portfolio of securities, it is possible that the fund could have returns that are significantly more volatile than relevant market indices and other, more diversified mutual funds. Because the fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the fund's share price than would occur if the fund held more securities.

Because the fund's investments are concentrated in the healthcare sector, the value of its shares will be affected by factors unique to this sector and may fluctuate more widely than that of a fund which invests in a broad range of industries. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. The types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on the healthcare company's market value and/or share price. Biotechnology and related companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

In general, international investing involves higher risks than investing in U.S. markets. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could impact market performance. Foreign securities are generally riskier than their domestic counterparts. These risks are higher in emerging markets .You should be prepared to ride out periods of underperformance.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The estimated expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The estimated annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(1)(%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             1.25
Distribution (Rule 12b-1) fees(2)                                           0.25
Service fees(3)                                                             0.25
Other expenses                                                              0.65
--------------------------------------------------------------------------------
Total operating expenses                                                    2.40
Fee waiver and
expense reimbursement(4)                                                    0.60
--------------------------------------------------------------------------------
Net expenses(4)                                                             1.80
--------------------------------------------------------------------------------

Expense examples(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 9/1/00 through 2/28/02 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                                              1 yr.      3 yrs.
Your cost ($)                                                 183         661
--------------------------------------------------------------------------------

(1) This table shows the fund's estimated expenses expressed as a percentage of the fund's estimated average net assets.

(2) The plan under Rule 12b-1 (described on page 8) allows such fees to be paid out of the fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

(3) Service organizations (described on page 6) may charge other fees to their customers who are the beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

(4) Reflects an agreement dated 9/1/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.80% of the fund's average daily net assets through 2/28/02.


                         J.P. MORGAN GLOBAL HEALTHCARE FUND - ADVISOR SHARES | 3

GLOBAL EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments and individuals. Today, J.P. Morgan employs over 420 analysts and portfolio managers around the world and has more than $369 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.

J.P. MORGAN GLOBAL HEALTHCARE FUND
The fund invests primarily in stocks and other equity securities of U.S. and foreign companies who derive at least 50% of their revenues from or have invested 50% of their assets in healthcare related businesses. As a shareholder, you should anticipate risks and rewards beyond those of a typical equity fund investing solely in stocks of U.S. issuers representing a broad range of industries.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------
The fund is designed for investors who:

o are pursuing a long-term goal

o want to add a global investment with growth potential to further diversify a portfolio

o are looking for the added rewards and are willing to accept the added risks of a fund that invests in the healthcare sector

The fund is not designed for investors who:

o  require regular income or stability of principal

o  are pursuing a short-term goal or investing emergency reserves

o  are uncomfortable with the risks of international investing

o  are uncomfortable with the fund's focus on the healthcare sector

o  are looking for a less aggressive stock investment


4 | GLOBAL EQUITY MANAGEMENT APPROACH

[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary fundamental research

[GRAPHIC OMITTED]
Using research and valuations, the
fund's management team chooses stocks
for the fund

[GRAPHIC OMITTED]
Morgan may adjust currency
exposure to seek to manage risks
and enhance returns

J.P. Morgan, as advisor, selects the global equity securities for the fund's investments using the investment process described below to determine which companies are most likely to provide high total return to shareholders. In order to maximize return potential, the fund is not constrained by geographic limits.

GLOBAL EQUITY INVESTMENT PROCESS
In managing the fund, J.P. Morgan employs a three-step process:

Research and valuation Research findings allow J.P. Morgan to rank companies according to their relative value; combined with J.P. Morgan's qualitative view, the most attractive investment opportunities in the universe of healthcare stocks are identified.

J.P. Morgan takes an in-depth look at company prospects over a relatively long period - often as much as five years - rather than focusing on near-term expectations. This approach is designed to provide insight into a company's growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to the healthcare sector includes approximately 7 members, with an average of over 15 years of experience.

Stock  selection  Using  research as the basis for  investment  decisions,  J.P.
Morgan portfolio managers construct a portfolio representing companies in the healthcare sector, which in their view have an exceptional return potential relative to other companies in this sector. J.P. Morgan's stock selection criteria focus on highly rated U.S. and foreign companies which also meet certain other criteria, such as responsiveness to industry themes (e.g., consolidation/restructuring), new drug development, conviction in management, the company's product pipeline, and catalysts that may positively affect a stock's performance over the next twelve months.

Currency management J.P. Morgan actively manages the fund's currency exposure in an effort to manage risk and enhance total return. The fund has access to J.P. Morgan's currency specialists to determine the extent and nature of its exposure to various foreign currencies.




                                           GLOBAL EQUITY MANAGEMENT APPROACH | 5

YOUR INVESTMENT
--------------------------------------------------------------------------------
INVESTING THROUGH SERVICE ORGANIZATIONS
Prospective investors may only purchase, exchange and redeem shares of the fund with the assistance of a service organization. Your service organization is paid by the fund to assist you in establishing your fund account, executing transactions, and monitoring your investment. The minimum amount for initial investments in the fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in the fund:

o Acting, directly or through an agent, as the sole shareholder of record

o Maintaining account records for customers

o Processing orders to purchase, redeem or exchange shares for customers

o Responding to inquiries from shareholders

o Assisting customers with investment procedures

ACCOUNT AND TRANSACTION POLICIES
Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing (e.g., when an event occurs on a foreign exchange after the close of trading on that exchange that would materially impact a security's value), the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.

Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, the proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Redemption in kind The fund reserves the right to make redemptions of $250,000 in securities rather than in cash.


6 | YOUR INVESTMENT

Statements and reports You will receive from your service organization account statements and confirmation of each purchase or sale of shares. Every six months the fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
The fund typically pays income dividends and makes capital gains distributions, if any, once per year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your service organization to have them sent to you by check, credited to a separate account or invested in another J.P. Morgan Advisor Fund.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS
In general, selling shares, exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
Transaction                                        Tax status
--------------------------------------------------------------------------------
Income dividends                                   Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                           Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                            Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of shares                       Capital gains or losses
owned for more than one year
--------------------------------------------------------------------------------
Sales or exchanges of shares                       Gains are treated as ordinary
owned for one year or less                         income; losses are subject
to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

--------------------------------------------------------------------------------
Shareholder Services Agent
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713
1-800-766-7722

Representatives are available 8:00 a.m. to 6:00 p.m. eastern time on fund business days.


                                                             YOUR INVESTMENT | 7

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.


MANAGEMENT AND ADMINISTRATION
The fund and the other series of the J.P. Morgan Series Trust are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides certain fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                                  1.25% of the fund's
                               average net assets
--------------------------------------------------------------------------------
Administrative services                            Fund's pro-rata portion of
(fee shared with                                   0.09% of the first $7 billion
Funds Distributor, Inc.)                           of average net assets in
                               J.P. Morgan-advised
                                                   portfolios, plus 0.04% of
                                                   average net assets over
                                   $7 billion
--------------------------------------------------------------------------------
Shareholder services                               0.05% of the fund's average
                                   net assets
--------------------------------------------------------------------------------

The fund has a service plan which allows it to pay service organizations up to 0.25% of the average net assets of the shares held in the name of the service organization.

The fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution fees up to 0.25% of the fund's average net assets for the sale and distribution of its shares. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.


8 | FUND DETAILS

                  THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY



                                                                FUND DETAILS | 9

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the fund's overall risk and reward characteristics. It also outlines the fund's policies toward various securities, including those that are designed to help the fund manage risk.

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                         Potential rewards                       Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions

o The fund's share price and            o Stocks have generally                 o Under normal circumstances, the
fund plans to
  performance will fluctuate              outperformed more stable                remain fully invested, with at
least 65% in stocks
  in response to stock market             investments (such as bonds              of at least three countries,
including the United
  movements                               and cash equivalents) over              States; stock investments may
include U.S. and
                                          the long term                           foreign common stocks, convertible
securities,
o Adverse market conditions                                                       preferred stocks, trust or
partnership interests,
  may from time to time cause                                                     warrants, rights, and investment
company
  the fund to take temporary
securities
  defensive positions that are
  inconsistent with its                                                         o During severe market downturns,
the fund has the
  principal investment                                                            option of investing up to 100% of
assets in
  strategies and may hinder                                                       investment-grade short-term
securities
  the fund from achieving its
  investment objective
------------------------------------------------------------------------------------------------------------------------------------
Management choices

o The fund could underperform           o The fund could outperform             o J.P. Morgan focuses its active
management on
  its benchmark due to its                its benchmark due to these              securities selection, the area
where it believes
  securities and asset                    same choices                            its commitment to research can
most enhance
  allocation choices
returns
------------------------------------------------------------------------------------------------------------------------------------
Sector concentration

o The value of fund shares              o Stocks within this sector
  will be affected by factors             have the potential to
  peculiar to the sector in               outperform the broader
  which the fund invests, and,            market indices
  as a result, may fluctuate
  more widely than that of a
  fund that invests in a
  broader range of industries
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments

o Currency exchange rate                o Favorable exchange rate               o The fund actively manages the
currency exposure of
  movements could reduce gains            movements could generate                its foreign investments and may
hedge a portion of
  or create losses                        gains or reduce losses                  its foreign currency exposure into
the U.S. dollar
                                                                                  or other currencies which the
advisor deems more
o The fund could lose money             o Foreign investments, which              attractive (see also
"Derivatives")
  because of foreign                      represent a major portion of
  government actions,                     the world's securities,
  political instability or                offer attractive potential
  lack of adequate and                    performance and
  accurate information                    opportunities for
                                          diversification
o Investment risks tend to be
  higher in emerging markets.           o Emerging markets can offer
  These markets also present              higher returns
  higher liquidity and
  valuation risks
------------------------------------------------------------------------------------------------------------------------------------

10 |FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                         Potential rewards                       Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Derivatives

o Derivatives such as futures,          o Hedges that correlate well            o The fund uses derivatives for
hedging and for risk
  options, swaps, and forward             with underlying positions               management (i.e., to establish or
adjust exposure
  foreign currency contracts              can reduce or eliminate                 to particular securities, markets
or currencies);
  that are used for hedging               losses at low cost                      risk management may include
management of a fund's
  the portfolio or specific                                                       exposure relative to its
benchmark
  securities may not fully              o The fund could make
money
  offset the underlying                   and protect against losses            o The fund only establishes hedges
that it expects
  positions and this could                if management's analysis                will be highly correlated with
underlying
  result in losses to the fund            proves correct
positions
  that would not
have
  otherwise occurred(1)                 o Derivatives that involve              o While the fund may use derivatives
that
                                          leverage could generate                 incidentally involve leverage, it
does not use
o Derivatives used for risk               substantial gains at low                them for the specific purpose of
leveraging its
  management may not have the             cost
portfolio
  intended effects and
may
  result in losses or missed
  opportunities

o The counterparty to a
  derivatives contract could
  default

o Certain types of derivatives
  involve costs to the fund
  which can reduce returns

o Derivatives that involve
  leverage could magnify
  losses
------------------------------------------------------------------------------------------------------------------------------------
Securities lending

o When the fund lends a                 o The fund may enhance income           o J.P. Morgan maintains a list of
approved borrowers
  security, there is a risk               through the investment
of
  that the loaned securities              the collateral received from          o The fund receives collateral equal
to at least
  may not be returned if the              the borrower                            100% of the current value of
securities loaned
  borrower
defaults
                                                                                o The lending agents indemnify the
fund against
o The collateral will be                                                          borrower
default
  subject to the risks of
the
  securities in which it is                                                     o J.P. Morgan's collateral
investment guidelines
  invested                                                                        limit the quality and duration of
collateral
                                                                                  investment to minimize
losses

                                                                                o Upon recall, the borrower must
return the
                                                                                  securities loaned within the
normal settlement

period
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings

o The fund could have                   o These holdings may offer              o The fund may not invest more than
15% of net
  difficulty valuing these                more attractive yields or               assets in illiquid
holdings
  holdings precisely                      potential growth
than
                                          comparable widely traded              o To maintain adequate liquidity to
meet
o The fund could be unable to             securities                              redemptions, the fund may hold
investment-grade
  sell these holdings at the                                                      short-term securities (including
repurchase
  time or price it desires                                                        agreements) and, for temporary or
extraordinary
                                                                                  purposes, may borrow from banks up
to 33 1/3% of
                                                                                  the value of its total
assets
------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities

o When the fund buys                    o The fund can take advantage           o The fund uses segregated accounts
to offset
  securities before issue or              of attractive transaction               leverage
risk
  for delayed delivery, it                opportunities
  could be exposed to leverage
  risk if it does not use
  segregated accounts
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.



                                                               FUND DETAILS | 11

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                         Potential rewards                       Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading

o Increased trading would               o The fund could realize gains          o The fund generally avoids
short-term trading,
  raise the fund's brokerage              in a short period of time               except to take advantage of
attractive or
  and related costs                                                               unexpected opportunities or to
meet demands
                                        o The fund could protect                  generated by shareholder
activity
o Increased short-term capital            against losses if a stock
is
  gains distributions would               overvalued and its value              o The expected annual portfolio
turnover rate for
  raise shareholders' income              later falls                             the fund is
50-80%
  tax
liability
------------------------------------------------------------------------------------------------------------------------------------


12 |FUND DETAILS

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional Funds
Morgan Christiana Center
J.P. Morgan Funds Services-2/OPS3
500 Stanton Christiana Road
Newark, DE 19713

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

E-mail:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (for information, call 1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov; copies also may be obtained, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. The fund's investment company and 1933 Act registration numbers are:

J.P. Morgan Global Healthcare Fund - Advisor Series .... 811-07795 and 333-11125


J.P. MORGAN MUTUAL FUNDS AND THE MORGAN TRADITION
J.P. Morgan mutual funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, J.P. Morgan mutual funds offer a broad array of distinctive opportunities for investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Series Trust

Advisor                                     Distributor
J.P. Morgan Investment Management Inc.      Funds Distributor, Inc.
522 Fifth Avenue                            60 State Street
New York, NY 10036                          Boston, MA 02109
1-800-521-5411                              1-800-221-7930


                                                                          IMPR43

--------------------------------------------------------------------------------
                                                SEPTEMBER 1, 2000  |  PROSPECTUS
--------------------------------------------------------------------------------

J.P. MORGAN GLOBAL TECHNOLOGY
& TELECOMMUNICATIONS FUND

                                   ---------------------------------------------
                  Seeking high total return from a portfolio of
                   global equity securities in the technology
                         and telecommunications sectors

This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMorgan

CONTENTS
--------------------------------------------------------------------------------

2 | The fund's goal, principal strategies, principal risks, and expenses

J.P. MORGAN GLOBAL TECHNOLOGY & TELECOMMUNICATIONS FUND
Fund description ............................................................  2
Investor expenses ...........................................................  3

4 |

GLOBAL EQUITY MANAGEMENT APPROACH
J.P. Morgan .................................................................  4
J.P. Morgan Global Technology & Telecommunications Fund .....................  4
Who may want to invest ......................................................  4
Global equity investment process ............................................  5

6 | Investing in the J.P. Morgan Global Technology & Telecommunications Fund

YOUR INVESTMENT
Investing through a financial professional ..................................  6
Investing through an employer-sponsored retirement plan .....................  6
Investing through an IRA or rollover IRA ....................................  6
Investing directly ..........................................................  6
Opening your account ........................................................  6
Adding to your account ......................................................  6
Selling shares ..............................................................  7
Account and transaction policies ............................................  7
Dividends and distributions .................................................  8
Tax considerations ..........................................................  8

9 | More about risk and the fund's business operations

FUND DETAILS
Business structure ..........................................................  9
Management and administration ...............................................  9
Risk and reward elements .................................................... 10

FOR MORE INFORMATION ...............................................  back cover

J.P. MORGAN GLOBAL TECHNOLOGY & TELECOMMUNICATIONS FUND

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 10-12.

[GRAPHIC OMITTED]
GOAL
The fund seeks to provide high total return from a worldwide portfolio of equity securities in the technology and telecommunications sectors. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in stocks and other equity securities of U.S. and foreign companies principally conducting business in the technology and telecommunications sectors. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, Internet, semi-conductor or electronics industries; and companies that develop, manufacture or sell communications and networking services or equipment. There are no prescribed limits on the weightings of securities in any particular sector or in any individual company.

While there are no limits on the geographical allocation of fund investments, fund management intends to invest primarily in securities of companies domiciled or located in the U.S., Canada, Western Europe and the Far East. The fund may also invest, to a lesser extent, in emerging markets.

The fund may invest in companies of any size; however, emphasis will be given to securities of large-capitalization companies (generally, companies with a market capitalization larger than one billion U.S. dollars) and, to a lesser extent, medium- capitalization companies (generally, companies with a market capitalization between five hundred million to one billion U.S dollars) that, in the opinion of fund management, demonstrate a favorable investment opportunity.

The fund may invest substantially in securities denominated in foreign currencies and actively seeks to enhance returns through managing currency exposure. To the extent the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The fund also may hedge from one foreign currency to another, although emerging markets investments are typically unhedged.

Under normal market conditions, the fund will remain fully invested. Using its global perspective, J.P. Morgan uses the investment process described on page 5 to identify those stocks which in its view have an exceptional return potential.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the global stock markets. Fund performance also will depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

The fund is non-diversified and may invest in fewer stocks than other global equity funds. This concentration increases risk and potential of the fund. With a concentrated portfolio of securities, it is possible that the fund could have returns that are significantly more volatile than

REGISTRANT: J.P. MORGAN SERIES TRUST
(J.P. MORGAN GLOBAL TECHNOLOGY &
TELECOMMUNICATIONS FUND: SELECT SHARES)

PORTFOLIO MANAGEMENT

The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $194 billion using similar strategies as the fund.

The portfolio management team is led by Ella Brown, vice president, who has been an international equity portfolio manager since joining J.P Morgan in 1993, and Frederic Wissinger, vice president, who is a research analyst of the technology sector and has been employed by J.P. Morgan since 1995. In addition to being a portfolio manager, Ms. Brown is also chairperson of the European portfolio review meetings.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

2 | J.P. MORGAN GLOBAL TECHNOLOGY & TELECOMMUNICATIONS FUND relevant market indices and other, more diversified mutual funds. Because the fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the fund's share price than would occur if the fund held more securities.

Because the fund's investments are concentrated in the technology and telecommunications sectors, the value of its shares will be affected by factors peculiar to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries. Many of the companies in these sectors may face special risks, such as limited product lines or markets, lack of commercial success, intense competition, or product obsolescence. Such companies also are often subject to governmental regulation and therefore may be affected adversely by certain government policies.

In general, international investing involves higher risks than investing in U.S. markets. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could impact market performance. Foreign securities are generally riskier than their domestic counterparts. The risks are higher in emerging markets. You should be prepared to ride out periods of underperformance.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The estimated expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The estimated annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(1)(%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             1.25
Distribution (Rule 12b-1) fees                                              none
Other expenses                                                              0.79
--------------------------------------------------------------------------------
Total operating expenses                                                    2.04
Fee waiver and
expense reimbursement(2)                                                    0.54
--------------------------------------------------------------------------------
Net expenses(2)                                                             1.50
--------------------------------------------------------------------------------

Expense example(2)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 9/1/00 through 2/28/02 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                                    1 yr.                 3 yrs.
Your cost($)                                         153                   560
--------------------------------------------------------------------------------

(1) This table shows the fund's estimated expenses expressed as a percentage of the fund's estimated average net assets.

(2) Reflects an agreement dated 9/1/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.50% of the fund's average daily net assets through 2/28/02.

                     J.P. MORGAN GLOBAL TECHNOLOGY & TELECOMMUNICATIONS FUND | 3

GLOBAL EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs approximately 420 analysts and portfolio managers around the world and has approximately $369 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.

J.P. MORGAN GLOBAL TECHNOLOGY & TELECOMMUNICATIONS FUND
The fund invests primarily in stocks and other equity securities of U.S. and foreign companies who derive at least 50% of their revenues, or have invested at least 50% of their assets in, from the technology or telecommunications sectors. As a shareholder, you should anticipate risks and rewards beyond those of a typical equity fund investing solely in stocks of U.S. issuers representing a broad range of industries.

WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------
The fund is designed for investors who:

o are pursuing a long-term goal

o want to add a global investment with growth potential to further diversify a portfolio

o are looking for the added rewards and are willing to accept the added risks of a fund that invests in the technology and telecommunications sectors

The fund is not designed for investors who:

o require regular income or stability of principal

o are pursuing a short-term goal or investing emergency reserves

o are uncomfortable with the risks of international investing

o are uncomfortable with the fund's focus on the technology and telecommunications sectors

o are looking for a less aggressive stock investment

4 | U.S. EQUITY MANAGEMENT APPROACH

[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary fundamental research

[GRAPHIC OMITTED]
Using research and valuations,
the fund's management team
chooses stocks for the fund

[GRAPHIC OMITTED]
Morgan may adjust currency exposure
to seek to manage risks and
enhance returns

J.P. Morgan, as advisor, selects the global equity securities for the fund's investments using the investment process described below to determine which companies are most likely to provide high total return to shareholders. In order to maximize return potential, the fund is not constrained by geographic limits.

GLOBAL EQUITY Investment process
In managing the fund, J.P. Morgan employs a three-step process:

Research and valuation Research findings allow J.P. Morgan to rank companies according to their relative value; combined with J.P. Morgan's qualitative view, the most attractive investment opportunities in the universe of technology and telecommunication stocks are identified.

J.P. Morgan takes an in-depth look at company prospects over a relatively long period--often as much as five years--rather than focusing on near-term expectations. This approach is designed to provide insight into a company's growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to the global technology and telecommunications sectors includes approximately 13 members, with an average of over 8 years of experience.

Stock  selection  Using  research as the basis for  investment  decisions,  J.P.
Morgan portfolio managers construct a portfolio representing companies in the technology or telecommunications sectors, which in their view have an exceptional return potential relative to other companies in these sectors. J.P. Morgan's stock selection criteria focus on highly rated U.S. and foreign large cap companies which also meet certain other criteria, such as responsiveness to industry themes (e.g., consolidation/restructuring), conviction in management, the company's product positioning, and catalysts that may positively affect a stock's performance over the next twelve months.

Currency management J.P. Morgan actively manages the fund's currency exposure in an effort to manage risk and enhance total return. The fund has access to J.P. Morgan's currency specialists to determine the extent and nature of its exposure to various foreign currencies.

                                             U.S. EQUITY MANAGEMENT APPROACH | 5

YOUR INVESTMENT
--------------------------------------------------------------------------------
INVESTING THROUGH A FINANCIAL PROFESSIONAL
If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA
Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investment is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-521-5411.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown on the right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at
1-800-521-5411.

--------------------------------------------------------------------------------
OPENING YOUR ACCOUNT
  By wire
o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

  Morgan Guaranty Trust Company of New York - Delaware
  Routing number: 031-100-238
  Credit: Morgan Guaranty Trust Shareholder Services
  Account number: 000-73-836
  FFC: your account number, name of registered owner(s) and fund name

  By check
o Make out a check for the investment amount payable to J.P. Morgan Funds.

o Mail the check with your completed application to the Transfer Agent.

  By exchange
o Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

  By wire
o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

  By check
o Make out a check for the investment amount payable to J.P. Morgan Funds.

o Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange
o Call the Shareholder Services Agent to effect an exchange.

6 | YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES
  By phone - wire payment
o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone - check payment
o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing
o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want any cash proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.

  By exchange
o Call the Shareholder Services Agent to effect an exchange.

  Redemption in kind
o The fund reserves the right to make redemptions of over $250,000 in securities rather than cash.

--------------------------------------------------------------------------------
ACCOUNT AND TRANSACTION POLICIES
Telephone orders The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in this fund for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

The fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing (e.g., when an event occurs on a foreign exchange after the close of trading on that exchange that would materially impact a security's value at the time the fund calculates its NAV), the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.

---------------------------------------------------------------------------------------------------
Transfer Agent                                                 Shareholder Services Agent
State Street Bank and Trust Company                            Morgan Christiana Center
P.O. Box 8411                                                  J.P. Morgan Funds Services - 2/OPS3
Boston, MA 02266-8411                                          500 Stanton Christiana Road
Attention: J.P. Morgan Funds Services                          Newark, DE 19713
                                                               1-800-521-5411

Representatives are available 8:00 a.m. to 6:00 p.m. eastern time on fund business days.

                                                             YOUR INVESTMENT | 7

--------------------------------------------------------------------------------

Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
The fund typically pays income dividends and makes capital gains distributions, if any, once per year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account or invested in another J.P. Morgan Fund.

--------------------------------------------------------------------------------

TAX CONSIDERATIONS
In general, selling shares for cash, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:
--------------------------------------------------------------------------------
Transaction                                        Tax status
--------------------------------------------------------------------------------
Income dividends                                   Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                           Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                            Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of shares                       Capital gains or losses
owned for more than one year
--------------------------------------------------------------------------------
Sales or exchanges of shares                       Gains are treated as ordinary
owned for one year or less                         income; losses are subject
                                to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

8 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

MANAGEMENT AND ADMINISTRATION
The fund and the other series of J.P. Morgan Series Trust are governed by the same trustees. The trustees are responsible for overseeing business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis. Costs of the trust are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides trust officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                               1.25% of the fund's
                               average net assets
--------------------------------------------------------------------------------
Administrative services                         Fund's pro-rata portion of
(fee shared with Funds                          0.09% of the first $7 billion of
Distributor, Inc.)                              average net assets
                             in J.P. Morgan-advised
                             portfolios, plus 0.04%
                           of average net assets over
                                                $7 billion
--------------------------------------------------------------------------------
 Shareholder services                           0.25% of the fund's average
                                                net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.

                                                                FUND DETAILS | 9

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the fund's overall risk and reward characteristics. It also outlines the fund's policies toward various securities, including those that are designed to help the fund manage risk.

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                          Potential rewards                        Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions

o The fund's share price and             o Stocks have generally outperformed     o Under normal circumstances the
fund plans to
  performance will fluctuate in            more stable invest- ments (such as       remain fully invested, with at
least 65% in
  response to stock market movements       bonds and cash equivalents) over         stocks of at least three
countries, including
                                           the long term                            the United States; stock
investments may include
o Adverse market conditions may from                                                U.S. and foreign common stocks,
convertible
  time to time cause the fund to take                                               securities, preferred stocks,
trust or
  temporary defensive positions that                                                partnership interests, warrants,
rights, and
  are inconsistent with its principal                                               investment company
securities
  investment strategies and
may
  hinder the fund from achieving its                                              o During severe market downturns,
the fund has the
  investment objective                                                              option of investing up to 100%
of assets in
                                                                                    investment-grade short-term
securities
o The fund is non-diversified which means that a relatively high percentage of the fund's assets may be investment in a limited number of issuers.
  Therefore,  its  performance  may be more  vulnerable to changes in the market value of a single issuer or a group of issuers.
------------------------------------------------------------------------------------------------------------------------------------
Management choices

o The fund could underperform its        o The fund could outperform its          o J.P. Morgan focuses its active
management on
  benchmark due to its securities and      benchmark due to these same choices      securities selection, the area
where it believes
  asset allocation choices                                                          its commitment to research can
most enhance

returns
------------------------------------------------------------------------------------------------------------------------------------
Sector concentration

o The value of fund shares will be       o Stocks within these sectors have
  affected by factors peculiar to the      the potential to out-perform the
  sectors in which the fund invests,       broader market indices
  and, as a result, may fluctuate
  more widely than that of a fund
  that invests in a broader range of
  industries
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments

o Currency exchange rate movements       o Favorable exchange rate movements      o The fund actively manages the
currency exposure
  could reduce gains or create losses      could generate gains or reduce           of its foreign investments and
may hedge a
                                           losses                                   portion of its foreign currency
exposure into
o The fund could lose money because                                                 the U.S. dollar or other
currencies which the
  of foreign government actions,         o Foreign investments, which               advisor deems more attractive
(see also
  political instability, or lack of        represent a major portion of the
"Derivatives")
  adequate and accurate information        world's securities, offer
                        attractive potential performance
o Investment risks tend to be higher       and opportunities for
  in emerging markets. These markets       diversification
  also present higher liquidity and
  valuation risks                        o Emerging markets can offer higher
                                           returns
------------------------------------------------------------------------------------------------------------------------------------

10 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                          Potential rewards                        Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Derivatives

o Derivatives such as futures,           o Hedges that correlate well with        o The fund uses derivatives for
hedging and for
  options, swaps and forward foreign       underlying positions can reduce or       risk management (i.e., to
establish or adjust
  currency contracts that are used         eliminate losses at low cost             exposure to particular
securities, markets or
  for hedging the portfolio or                                                      currencies); risk management may
include
  specific securities may not fully      o The fund could make money and            management of the fund's
exposure relative to
  offset the underlying positions and      protect against losses if                its
benchmark
  this could result in losses to the       management's analysis
proves
  fund that would not otherwise have       correct                                o The fund only establishes hedges
that it expects
  occurred1                                                                         will be highly correlated with
underlying
                       o Derivatives that involve leverage
positions
o Derivatives used for risk                could generate substantial gains
at
  management may not have the              low cost                               o While the fund may use
derivatives that
  intended effects and may result in                                                incidentally involve leverage,
it does not use
  losses or missed opportunities                                                    them for the specific purpose of
leveraging its

portfolio
o The counterparty to a derivatives
  contract could default

o Certain types of derivatives
  involve costs to the fund which can
  reduce returns

o Derivatives that involve leverage
  could magnify losses
------------------------------------------------------------------------------------------------------------------------------------
Securities lending

o When the fund lends a security,        o The fund may enhance income through    o J.P. Morgan maintains a list of
approved
  there is a risk that the loaned          the investment of the collateral
borrowers
  securities may not be returned if        received from the
borrower
  the borrower defaults                                                           o The fund receives collateral
equal to at least
                                                                                    100% of the current value of
securities loaned
o The collateral will be subject
to
  the risks of the securities in                                                  o The lending agents indemnify the
fund against
  which it is invested                                                              borrower
default

                                                                                  o J.P. Morgan's collateral
investment guidelines
                                                                                    limit the quality and duration
of collateral
                                                                                    investment to minimize
losses

                                                                                  o Upon recall, the borrower must
return the
                                                                                    securities loaned within the
normal settlement

period
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings

o The fund could have difficulty         o These holdings may offer more          o The fund may not invest more
than 15% of net
  valuing these holdings precisely         attractive yields or potential           assets in illiquid
holdings
                                           growth than comparable
widely
o The fund could be unable to sell         traded securities                      o To maintain adequate liquidity
to meet
  these holdings at the time or price                                               redemptions, the fund may hold
investment-grade
  it desires                                                                        short-term securities (including
repurchase
                                                                                    agreements and reverse
repurchase agreements)
                                                                                    and, for temporary or
extraordinary purposes,
                                                                                    may borrow from banks up to
331/3% of the value
                                                                                    of its total
assets
------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities

o When the fund buys securities          o The fund can take advantage of         o The fund uses segregated
accounts to offset
  before issue or for delayed              attractive transaction                   leverage
risk
  delivery, it could be exposed to         opportunities
  leverage risk if it does not use
  segregated accounts
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading

o Increased trading would raise the      o The fund could realize gains in a      o The fund generally avoids
short-term trading,
  fund's brokerage and related costs       short period of time                     except to take advantage of
attractive or
                                                                                    unexpected opportunities or to
meet demands
o Increased short-term capital gains     o The fund could protect against           generated by shareholder
activity
  distributions would raise                losses if a stock is overvalued
and
  shareholders' income tax liability       its value later falls                  o The expected annual trunover
rate for the fund
                                                                                    is
70-100%
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                               FUND DETAILS | 11

                    (THIS PAGE IS INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Funds
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713

Telephone:  1-800-521-5411

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (for information, call 1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov, copies also may be obtained, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. The fund's investment company and 1933 Act registration numbers are: 811-07795 and 333-11125.

J.P. MORGAN MUTUAL FUNDS AND THE MORGAN TRADITION
J.P. Morgan mutual funds combine a heritage of integrity and financial leadership with comprehensive and sophisticated analysis and techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, J.P. Morgan mutual funds offer a broad array of distinctive opportunities for investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Series Trust

Advisor                                  Distributor
J.P. Morgan Investment Management Inc.   Funds Distributor, Inc.
522 Fifth Avenue                         60 State Street
New York, NY 10038                       Boston, MA 02109
1-800-521-5411                           1-800-221-7930

--------------------------------------------------------------------------------
                                                  SEPTEMBER 1, 2000 | PROSPECTUS
--------------------------------------------------------------------------------

J.P. MORGAN INSTITUTIONAL GLOBAL TECHNOLOGY
& TELECOMMUNICATIONS FUND



                                        ----------------------------------------
                        Seeking high total return from a
                    portfolio of global equity securities in
                      the technology and telecommunications
                                        sectors

This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the Commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMorgan

CONTENTS
--------------------------------------------------------------------------------
2 | The fund's goal, principal strategies, principal risks, and expenses

J.P. MORGAN INSTITUTIONAL GLOBAL TECHNOLOGY &
TELECOMMUNICATIONS FUND
Fund description ........................................................    2
Investor expenses .......................................................    3

4 |

GLOBAL EQUITY MANAGEMENT APPROACH
J.P. Morgan .............................................................    4
J.P. Morgan Global Technology & Telecommunications Fund .................    4
Who may want to invest ..................................................    4
Global equity investment process ........................................    5

6 | Investing in the J.P. Morgan Institutional Global Technology
    & Telecommunications Fund

YOUR INVESTMENT
Investing through a financial professional ..............................    6
Investing through an employer-sponsored retirement plan .................    6
Investing through an IRA or rollover IRA ................................    6
Investing directly ......................................................    6
Opening your account ....................................................    6
Adding to your account ..................................................    6
Selling shares ..........................................................    7
Account and transaction policies ........................................    7
Dividends and distributions .............................................    8
Tax considerations ......................................................    8

9 | More about risk and the fund's business operations

FUND DETAILS
Business structure ......................................................    9
Management and administration ...........................................    9
Risk and reward elements ................................................   10

FOR MORE INFORMATION .............................................. back cover

J.P. MORGAN INSTITUTIONAL GLOBAL TECHNOLOGY &
TELECOMMUNICATIONS FUND

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and its main risks, as well as fund strategies, please see pages 10-12.


[GRAPHIC OMITTED]
GOAL
The fund seeks to provide high total return from a worldwide portfolio of equity securities in the technology and telecommunications sectors. This goal can be changed without shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in stocks and other equity securities of U.S. and foreign companies principally conducting business in the technology and telecommunications sectors. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, Internet, semi-conductor or electronics industries; and companies that develop, manufacture or sell communications and networking services or equipment. There are no prescribed limits on the weightings of securities in any particular sector or in any individual company.

While there are no limits on the geographical allocation of fund investments, fund management intends to invest primarily in securities of companies domiciled or located in the U.S., Canada, Western Europe and the Far East. The fund may also invest, to a lesser extent, in emerging markets.

The fund may invest in companies of any size; however, emphasis will be given to securities of large-capitalization companies (generally, companies with a market capitalization larger than one billion U.S. dollars) and, to a lesser extent, medium-capitalization companies (generally, companies with a market capitalization between five hundred million to one billion U.S. dollars) that, in the opinion of fund management, demonstrate a favorable investment opportunity.

The fund may invest substantially in securities denominated in foreign currencies and actively seeks to enhance returns through managing currency exposure. To the extent the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The fund also may hedge from one foreign currency to another, although emerging markets investments are typically unhedged.

Under normal market conditions, the fund will remain fully invested. Using its global perspective, J.P. Morgan uses the investment process described on page 5 to identify those stocks which in its view have an exceptional return potential.


Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the global stock markets. Fund performance also will depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

The fund is non-diversified and may invest in fewer stocks than other global equity funds. This concentration increases risk and potential of the fund. With a concentrated portfolio of securities, it is possible that the fund could have returns that are significantly more volatile than relevant market indices and other, more diversified mutual funds. Because the fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the fund's share price than would occur if the fund held more securities.

REGISTRANT: J.P. MORGAN SERIES TRUST
(J.P. MORGAN GLOBAL TECHNOLOGY, MEDIA &
TELECOMMUNICATIONS FUND: INSTITUTIONAL SHARES)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $194 billion using similar strategies as the fund.

The portfolio management team is led by Ella Brown, vice president, who has been an international equity portfolio manager since joining J.P Morgan in 1993, and Frederic Wissinger, vice president, who is a research analyst of the technology sector and has been employed by J.P. Morgan since 1995. In addition to being a portfolio manager, Ms. Brown is also chairperson of the European portfolio review meetings.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


2 | J.P. MORGAN INSTITUTIONAL GLOBAL TECHNOLOGY & TELECOMMUNICATIONS FUND

--------------------------------------------------------------------------------

Because the fund's investments are concentrated in the technology and telecommunications sectors, the value of its shares will be affected by factors peculiar to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries. Many of the companies in these sectors may face special risks, such as limited product lines or markets, lack of commercial success, intense competition, or product obsolescence. Such companies also are often subject to governmental regulation and therefore may be affected adversely by certain government policies.

In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could impact market performance. Foreign securites are generally riskier than their domestic counterparts. You should be prepared to ride out periods of underperformance.

The fund may invest substantially in securities denominated in foreign currencies and actively seeks to enhance returns through managing currency exposure.To the extent the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The fund also may hedge from one foreign currency to another. Foreign securities are generally riskier than their domestic counterparts. These risks are higher in emerging markets. You should be prepared to ride out periods of under-performance.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.


--------------------------------------------------------------------------------
INVESTOR EXPENSES
The estimated expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The estimated annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(1) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                 1.25
Distribution (Rule 12b-1) fees                                  none
Other expenses                                                  0.70
--------------------------------------------------------------------------------
Total operating expenses                                        1.95
Fee waiver and
expense reimbursement(2)                                        0.60
--------------------------------------------------------------------------------
Net expenses(2)                                                 1.35
--------------------------------------------------------------------------------

Expense examples(2)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 9/1/00 through 2/28/02 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                                             1 yr.       3 yrs.
Your cost ($)                                                 137         523
--------------------------------------------------------------------------------

(1) This table shows the fund's estimated expenses expressed as a percentage of the fund's estimated average net assets.

(2) Reflects an agreement dated 9/1/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.35% of the fund's average daily net assets through 2/28/02.


       J.P. MORGAN INSTITUTIONAL GLOBAL TECHNOLOGY & TELECOMMUNICATIONS FUND | 3

GLOBAL EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments and individuals. Today, J.P. Morgan employs over 420 analysts and portfolio managers around the world and has more than $369 billion in assets under management, including assets managed by the fund's adviser, J.P. Morgan Investment Management Inc.


J.P. MORGAN GLOBAL TECHNOLOGY & TELECOMMUNICATIONS FUND
The fund invests primarily in stocks and other equity securities of U.S. and foreign companies who derive at least 50% of their revenues, or have invested at least 50% of their assets in, from the technology or telecommunications sector. As a shareholder, you should anticipate risks and rewards beyond those of a typical equity fund investing solely in stocks of U.S. issuers representing a broad range of industries.


WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------
The fund is designed for investors who:

o  are pursuing a long-term goal

o want to add a global investment with growth potential to further diversify a portfolio

o are looking for the added rewards and are willing to accept the added risks of a fund that invests in the technology and telecommunications sectors

The fund is not designed for investors who:

o require regular income or stability of principal

o are pursuing a short-term goal or investing emergency reserves

o are uncomfortable with the risks of international investing

o are uncomfortable with the fund's focus on the technology and telecommunications sectors

o are looking for a less aggressive stock investment



4 | GLOBAL EQUITY MANAGEMENT APPROACH

[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary fundamental research

[GRAPHIC OMITTED]
Using research and valuations, the
fund's management team chooses stocks
for the fund

[GRAPHIC OMITTED]
Morgan may adjust currency exposure
to seek to manage risks and enhance
returns

J.P. Morgan, as advisor, selects the global equity securities for the fund's investments using the investment process described below to determine which companies are most likely to provide high total return to shareholders. In order to maximize return potential, the fund is not constrained by geographic limits.

GLOBAL EQUITY INVESTMENT PROCESS
In managing the fund, J.P. Morgan employs a three-step process:

Research and valuation Research findings allow J.P. Morgan to rank companies according to their relative value; combined with J.P. Morgan's qualitative view, the most attractive investment opportunities in the universe of technology and telecommunication stocks are identified.

J.P. Morgan takes an in-depth look at company prospects over a relatively long period - often as much as five years - rather than focusing on near-term expectations. This approach is designed to provide insight into a company's growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to the global technology and telecommunications sectors includes approximately 13 members, with an average of over 8 years of experience.

Stock  selection  Using  research as the basis for  investment  decisions,  J.P.
Morgan portfolio managers construct a portfolio representing companies in the technology, media or telecommunications sectors, which in their view have an exceptional return potential relative to other companies in these sectors. J.P. Morgan's stock selection criteria focus on highly rated U.S. and foreign large cap companies which also meet certain other criteria, such as responsiveness to industry themes (e.g., consolidation/restructuring), conviction in management, the company's product positioning, and catalysts that may positively affect a stock's performance over the next twelve months.

Currency management J.P. Morgan actively manages the fund's currency exposure in an effort to manage risk and enhance total return. The fund has access to J.P. Morgan's currency specialists to determine the extent and nature of its exposure to various foreign currencies.


                                           GLOBAL EQUITY MANAGEMENT APPROACH | 5

YOUR INVESTMENT
--------------------------------------------------------------------------------
INVESTING THROUGH A FINANCIAL PROFESSIONAL
If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.


INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.


INVESTING THROUGH AN IRA OR ROLLOVER IRA
Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.


INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments in the fund is $1,000,000 and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown on the right.


For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

  By wire
o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

  Morgan Guaranty Trust Company of New York - Delaware
  Routing number: 031-100-238
  Credit:  J.P.M. Institutional Shareholder Services
  Account number:  001-57-689
  FFC:  Your account number, name of registered owner(s) and fund name.

  By check
o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.


  By exchange
o Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

  By wire
o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.


  By check
o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange
o Call the Shareholder Services Agent to effect an exchange.


6 | YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES

  By phone - wire payment
o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone - check payment
o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing
o Write a letter of instruction that includes the following information: the name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want any cash proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.


  By exchange

o Call the Shareholder Services Agent to effect an exchange.

  Redemption in kind

o The fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

ACCOUNT AND TRANSACTION POLICIES
Telephone orders The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in this fund for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

The fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing (e.g., when an event occurs on a foreign exchange after the close of trading on that exchange that would materially impact a security's value at the time the fund calculates its NAV), the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.


Shareholder Services Agent
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713
1-800-766-7722

Representatives are available 8:00 a.m. to 6:00 p.m. eastern time on fund business days.

                                                             YOUR INVESTMENT | 7

--------------------------------------------------------------------------------

Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, the proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

The fund typically pays income dividends and makes capital gains distributions, if any, once per year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS
In general, selling shares, exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
Transaction                                     Tax status
--------------------------------------------------------------------------------
Income dividends                                Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                        Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                         Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of shares                    Capital gains or losses
owned for more than one year
--------------------------------------------------------------------------------
Sales or exchanges of shares                    Gains are treated as ordinary
owned for one year or less                      income; losses are subject
                                to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


8 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.


MANAGEMENT AND ADMINISTRATION
The fund and the other series of the J.P. Morgan Series Trust are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides certain fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                              1.25% of the fund's
                               average net assets
--------------------------------------------------------------------------------
Administrative services                        Fund's pro-rata portion of
(fee shared with Funds                         0.09% of the first $7 billion of
Distributor, Inc.)                             average net assets
                             in J.P. Morgan-advised
                             portfolios, plus 0.04%
                           of average net assets over
                                               $7 billion
--------------------------------------------------------------------------------
Shareholder services                           0.10% of the fund's average
                                               net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.



                                                                FUND DETAILS | 9

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the fund's overall risk and reward characteristics. It also outlines the fund's policies toward various securities, including those that are designed to help the fund manage risk.

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                           Potential rewards                     Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions
o  The fund's share price and             o  Stocks have generally              o  Under normal circumstances, the
fund plans to
   performance will fluctuate                outperformed more stable              remain fully invested, with at
least 65% in
   in response to stock market               investments (such as bonds            stocks of at least three
countries, including
   movements                                 and cash equivalents) over            the United States; stock
investments may
                                             the long term                         include U.S. and foreign common
stocks,
o  Adverse market conditions                                                       convertible securities, preferred
stocks, trust
   may from time to time cause                                                     or partnership interests,
warrants, rights, and
   the fund to take a                                                              investment company
securities
   temporary defensive
   positions that are
o  During severe market downturns, the fund has
   inconsistent with its                                                           the option of investing up to
100% of assets in
   principal investment                                                            investment-grade short-term
securities
   strategies and may hinder
   the fund from achieving its
   investment objective
o  The fund is non-diversified which means that a relatively high percentage of the fund's assets may be investment in a limited number of issuers.
   Therefore,  its  performance  may be more vulnerable to changes in the market value of a single issuer or a group of issuers.
------------------------------------------------------------------------------------------------------------------------------------
Management choices
o  The fund could underperform            o  The fund could outperform          o  J.P. Morgan focuses its active
management on
   its benchmark due to its                  its benchmark due to these            securities selection, the area
where it
   securities and asset                      same choices                          believes its commitment to
research can most
   allocation choices                                                              enhance
returns
------------------------------------------------------------------------------------------------------------------------------------
Sector concentration
o  The value of fund shares               o  Stocks within these sectors
   will be affected by factors               have the potential to
   peculiar to the sectors in                outperform the broader
   which the fund invests,                   market indices
   and, as a result, may
   fluctuate more widely than
   that of a fund that invests
   in a broader range of
   industries
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments
o  Currency exchange rate                 o  Favorable exchange rate            o  The fund actively manages the
currency exposure
   movements could reduce                    movements could generate              of its foreign investments and
may hedge a
   gains or create losses                    gains or reduce losses                portion of its foreign currency
exposure into
                                                                                   the U.S. dollar or other
currencies which the
o  The fund could lose money              o  Foreign investments, which            adviser deems more attractive
(see also
   because of foreign                        represent a major portion
"Derivatives")
   government actions,                       of the world's securities,
   political instability or                  offer attractive potential
   lack of adequate and                      performance and
   accurate information                      opportunities for
                                             diversification
o  Investment risks tend to be
   higher in emerging markets.            o  Emerging markets can offer
   These markets also present                higher returns
   higher liquidity and
   valuation risks
------------------------------------------------------------------------------------------------------------------------------------

10 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                           Potential rewards                     Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Derivatives
o  Derivatives such as                    o  Hedges that correlate well         o  The fund uses derivatives for
hedging and for
   futures, options, swaps and               with underlying positions             risk management (i.e., to
establish or adjust
   forward foreign currency                  can reduce or eliminate               exposure to particular
securities, markets or
   contracts that are used for               losses at low cost                    currencies); risk management may
include
   hedging the portfolio or                                                        management of a fund's exposure
relative to its
   specific securities may not            o  The fund could make money
benchmark
   fully offset the underlying               and protect against losses
   positions and this could                  if management's analysis
   result in losses to the                   proves correct
   fund that would not have
   otherwise occurred(1)

o Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities

o  The counterparty to a
   derivatives contract could
   default

o  Certain types of
   derivatives involve costs
   to the fund which can
   reduce returns

o  Derivatives that involve
   leverage could magnify
   losses
------------------------------------------------------------------------------------------------------------------------------------
Securities lending
o  When the fund lends a                  o  The fund may enhance income        o  J.P. Morgan maintains a list of
approved
   security, there is a risk                 through the investment of
borrowers
   that the loaned securities                the collateral received
   may not be returned if the                from the borrower                  o  The fund receives collateral
equal to at least
   borrower defaults                                                               100% of the current value of
securities loaned

o  The collateral will be                                                       o  The lending agents indemnify the
fund against
   subject to the risks of the                                                     borrower
default
   securities in which it
is
   invested                                                                     o  J.P. Morgan's collateral
investment guidelines
                                                                                   limit the quality and duration of
collateral
                                                                                   investment to minimize
losses

                                                                                o  Upon recall, the borrower must
return the
                                                                                   securities loaned within the
normal settlement

period
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings
o  The fund could have diffi-             o  These holdings may offer           o  The fund may not invest more than
15% of net
   culty valuing these                       more attractive yields or             assets in illiquid
holdings
   holdings precisely                        potential growth
than
                                             comparable widely traded           o  To maintain adequate liquidity to
meet
o  The fund could be unable to               securities                            redemptions, the fund may hold
investment-grade
   sell these holdings at the                                                      short-term securities (including
repurchase
   time or price it desires                                                        agreements and reverse repurchase
agreements)
                                                                                   and, for temporary or
extraordinary purposes,
                                                                                   may borrow from banks up to 33
1/3% of the
                                                                                   value of its total
assets
------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities
o  When the fund buys                     o  The fund can take advantage        o  The fund uses segregated accounts
to offset
   securities before issue or                of attractive transaction             leverage
risk
   for delayed delivery, it                  opportunities
   could be exposed to
   leverage risk if it does
   not use segregated accounts
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


                                                               FUND DETAILS | 11

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                           Potential rewards                     Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading
o  Increased trading would                o  The fund could realize             o  The fund generally avoids
short-term trading,
   raise the fund's brokerage                gains in a short period of            except to take advantage of
attractive or
   and related costs                         time                                  unexpected opportunities or to
meet demands
                                                                                   generated by shareholder
activity
o  Increased short-term                   o  The fund could
protect
   capital gains distributions               against losses if a stock          o  The expected annual portfolio
turnover rate for
   would raise shareholders'                 is overvalued and its value           the fund is
70-100%
   income tax liability                      later falls
------------------------------------------------------------------------------------------------------------------------------------







 12 | FUND DETAILS

(THIS PAGE IS INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional Funds
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

E-mail:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (for information, call 1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov; copies also may be obtained, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The fund's investment company and 1933 Act registration numbers are 811-07795 and 333-11125.


J.P. MORGAN MUTUAL FUNDS AND THE MORGAN TRADITION
J.P. Morgan mutual funds combine a heritage of integrity and financial leadership with comprehensive and sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, J.P. Morgan mutual funds offer a broad array of distinctive opportunities for investors.



JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Series Trust

Advisor                                       Distributor
J.P. Morgan Investment Management Inc.        Funds Distributor, Inc.
522 Fifth Avenue                              60 State Street
New York, NY 10036                            Boston, MA 02109
1-800-766-7722                                1-800-221-7930








PART B

      J.P. MORGAN SERIES TRUST





                          J.P. MORGAN GLOBAL TECHNOLOGY
                            & TELECOMMUNICATIONS FUND

                            SELECT SHARES
                             INSTITUTIONAL SHARES
                                 ADVISOR SHARES




                       STATEMENT OF ADDITIONAL INFORMATION




                                SEPTEMBER 1, 2000







THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED SEPTEMBER 1, 2000 FOR THE RELEVANT CLASS OF SHARES FOR THE FUND LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME. THE PROSPECTUSES ARE AVAILABLE, WITHOUT CHARGE, UPON REQUEST FROM FUNDS DISTRIBUTOR, INC., ATTENTION: J.P. MORGAN SERIES TRUST (800) 221-7930.

                                Table of Contents

                                                             Page
General.........................................................1
Investment Objective and Policies...............................1
Investment Restrictions........................................20
Trustees and Members of the Advisory Board.....................22
Officers.......................................................25
Code of Ethics................................................ 26
Investment Advisor.............................................27
Distributor....................................................28
Co-Administrator...............................................29
Services Agent.................................................29
Custodian and Transfer Agent...................................30
Shareholder Servicing..........................................30
Service Organizations - Advisor Shares.........................31
Distribution Plan - Advisor Shares.............................32
Financial Professionals - Select and Institutional Shares......33
Independent Accountants........................................33
Expenses.......................................................34
Purchase of Shares............................................ 34
Redemption of Shares...........................................35
Exchange of Shares.............................................36
Dividends and Distributions....................................36
Net Asset Value................................................37
Performance Data...............................................38
Portfolio Transactions.........................................39
Massachusetts Trust............................................41
Description of Shares..........................................42
Taxes..........................................................42
Additional Information.........................................47
Appendix A -- Description of Securities Ratings................A-1

GENERAL

         J.P. Morgan Global Technology & Telecommunications Fund (the "Fund") is a series of J.P. Morgan Series Trust, an open-end management investment company organized as a Massachusetts business trust (the "Trust"). The Trustees of the Trust have authorized the issuance and sale of shares of three classes of the Fund (Select Shares, Institutional Shares and Advisor Shares). As of the date of this Statement of Additional Information, the Fund had not commenced operations.

         This Statement of Additional Information describes the investment objective and policies, management and operation of the Fund and provides additional information with respect to the Fund and should be read in conjunction with the Fund's current Prospectus (the "Prospectus") for the relevant class of shares. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings assigned to them in the Prospectus. The Trust's executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     The Fund is advised by J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor").

         Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT OBJECTIVE AND POLICIES

         The following discussion supplements the information in the Prospectus regarding the investment objective and policies of the Fund.

         The Fund is designed for investors with a long term investment horizon who want to diversify their investment portfolio by investing in an actively managed portfolio of equity securities in the technology and telecommunications sectors worldwide. The Fund's investment objective is to provide high total return.

         The Fund seeks to achieve its investment objective by investing primarily in stocks and other equity securities of U.S. and foreign companies principally conducting business in the technology and telecommunications sectors. Equity securities consist of common stocks and other securities with equity characteristics such as preferred stocks, depositary receipts, warrants, rights, convertible securities, trust or limited partnership interests and equity participations (collectively, "Equity Securities"). Under normal circumstances, the Fund expects to invest at least 65% of its total assets in such securities.

Investment Process

     Stock selection: JPMIM has approximately 13 career analysts dedicated to the technology and telecommunications sectors forecast normalized earnings and dividend payouts for roughly 120 companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model and then companies are ranked from most to least attractive. A diversified portfolio is constructed by selecting those companies which JPMIM's analysts believe have an exceptional return potential relative to other companies. The portfolio manager's objective is to select from these stocks the ones with the greatest potential for high total return. These selections are not constrained by country or sector weightings, although under normal conditions the Fund will invest in securities of at least three countries, including the United States. Where available, warrants and convertible securities may be purchased instead of common stock if they are deemed a more attractive means of investing in a company.

         Currency management: The Advisor actively manages the currency exposure of the Fund's investments with the goal of protecting and possibly enhancing the Fund's total return. JPMIM's currency decisions are supported by a proprietary tactical model which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, JPMIM's currency specialists recommend currency strategies that are implemented in conjunction with the Fund's investment strategy.

Equity Investments

         The Equity Securities in which the Fund invests includes those listed on any domestic or foreign securities exchange or traded in the over-the-counter
(OTC) market as well as certain restricted or unlisted securities.

     Equity Securities. The Equity Securities in which the Fund may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         The convertible securities in which the Fund may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Common Stock Warrants

         The Fund may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

         Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

Foreign Investments

         The Fund  will  make  substantial  investments  in  foreign  countries.
Investors should realize that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies.

         In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United
States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

         Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs") , are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

         Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

         Since investments in foreign securities may involve foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Fund may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Fund's currency exposure related to foreign investments.

         Although the Fund intends to invest primarily in companies in developed countries, it may invest from time to time in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Fund's investments in those countries and the availability to such Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

         Foreign Currency Exchange Transactions. Because the Fund buys and sells securities and receives interest and dividends in currencies other than the U.S. dollar, the Fund may enter from time to time into foreign currency exchange transactions. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. The cost of the Fund's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

         A foreign currency forward exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Foreign currency forward exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contracts. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A foreign currency forward exchange contract generally has no deposit requirement, and is traded at a net price without commission. Neither spot transactions nor foreign currency forward exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         The Fund may enter into foreign currency forward exchange contracts in connection with settlements of securities transactions and other anticipated payments or receipts. In addition, from time to time, the Advisor may reduce the Fund's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar. Forward foreign currency exchange contracts may involve the purchase or sale of a foreign currency in exchange for U.S. dollars or may involve two foreign currencies.

         Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Fund to assume the risk of fluctuations in the value of the currency purchased vis a vis the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Money Market Instruments

         Although the Fund intends, under normal circumstances and to the extent practicable, to be fully invested in Equity Securities, the Fund may invest in money market instruments to invest temporary cash balances, to maintain liquidity to meet redemptions or as a defensive measure during, or in anticipation of, adverse market conditions. A description of the various types of money market instruments that may be purchased by the Fund appears below. Also see "Quality and Diversification Requirements."

     U.S. Treasury Securities. The Fund may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

         Additional  U.S.  Government  Obligations.   The  Fund  may  invest  in
obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Bank and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

     Foreign  Government  Obligations.  The Fund may also  invest in  short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency. See "Foreign Investments."

         Bank Obligations. The Fund may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Fund will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may also invest in international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

         Commercial Paper. The Fund may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and JPMIM acting as agent, for no additional fee, in its capacity as investment advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Advisor. Since master demand obligations typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan Guaranty Trust Company of New York ("Morgan"), an affiliate of the Advisor, to whom Morgan, in its capacity as a commercial bank, has made a loan.

         Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the Advisor's credit guidelines. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.

         The Fund may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in this Statement of Additional Information.

Corporate Bonds and Other Debt Securities

         The Fund may, although it has no current intention to do so, invest in bonds and other debt securities of domestic and foreign issuers when the Advisor believes that such securities offer a more attractive return potential than Equity Securities. A description of these investments appears below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

         Corporate Fixed Income Securities. The Fund may invest in publicly and privately issued high grade, investment grade and below investment grade debt obligations of U.S. and non-U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. The Fund will not invest in debt securities rated below B by Moody's or Standard & Poor's. See Appendix A for a description of securities ratings. These securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

         The Fund may purchase privately issued corporate fixed income securities pursuant to Rule 144A of the Securities Act of 1933 ("Rule 144A") or pursuant to a directly negotiated agreement between the investors, including the Fund, and the corporate issuer. At times, the Fund may be the only investor in a privately issued fixed income security, or one of only a few institutional investors. In this circumstance, there may be restrictions on the Fund's ability to resell the privately issued fixed income security that result from contractual limitations in the offering agreement and a limited trading market. The Advisor will monitor the liquidity of privately issued fixed income securities in accordance with guidelines established by the Advisor and monitored by the Trustees. See "Illiquid Investments; Privately Placed and Other Unregistered Securities."

         Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties. The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.

         Government Guaranteed Mortgage-Backed Securities. Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes") are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of instrumentalities such as the Federal Home Loan Mortgage Corporation ("Freddie Macs") and the Federal National Mortgage Association ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to these federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

         There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed real estate mortgage investment conduit certificates ("REMIC Certificates"), other collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities.

         Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

         Multiple class securities include CMOs and REMIC Certificates issued by U.S. Government agencies, instrumentalities (such as Fannie Mae) and sponsored enterprises (such as Freddie Mac) or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgaged-backed securities and payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

         CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICS, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICS. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae and Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae and Freddie Mac, respectively.

         CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final scheduled distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities, issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by private issuers. Although the market for such securities is increasingly liquid, privately issued SMBS may not be readily marketable and will be considered illiquid securities. The Advisor may determine that SMBS which are U.S. Government securities are liquid for purposes of the Fund's limitation on investment in illiquid securities, in accordance with procedures adopted by the Board of Trustees. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

         Zero Coupon, Pay-in-Kind and Deferred Payment Securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. The Fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income." Because the Fund will distribute "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

         Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

Additional Investments

         When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

         Investment Company Securities. Securities of other investment companies may be acquired by the Fund to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, provided however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         The Securities and Exchange Commission ("SEC") has granted the Trust an exemptive order permitting the Fund to invest the Fund's uninvested cash in any of the following affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The order sets the following conditions: (1) the Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Advisor will waive and/or reimburse its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory and shareholder servicing fees.

         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for the Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. All forms of borrowing (including reverse repurchase agreements, securities lending and mortgage dollar rolls) are limited in the aggregate and may not exceed 33-1/3% of the Fund's total assets.

         Loans of Securities. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its respective investors. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans in excess of one year. The Fund will not lend securities to any officer, Trustee, Member of the Advisory Board, Director, employee or other affiliate of the Fund or the Trust, the Advisor or the Distributor, unless otherwise permitted by applicable law. All forms of borrowing (including reverse repurchase agreement, securities lending and mortgage dollar rolls) are limited in the aggregate and must not exceed 33-1/3% of the fund's total assets.

         Privately Placed and Certain Unregistered Securities. The Fund may not acquire any illiquid holdings if, as a result thereof, more than 15% of the
Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid holdings or receives upon resale may be lower than the price paid or received for similar holdings with a more liquid market. Accordingly, the valuation of these holdings will reflect any limitations on their liquidity.

         The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

         As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a holding under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Quality and Diversification Requirements

         The Fund is registered as a non-diversified investment company which means that the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, may be subject to greater risk with respect to its portfolio securities. The Fund, however, will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Taxes".

         It is the current policy of the Fund that under normal circumstances at least 90% of total assets will consist of securities that at the time of purchase are rated Baa or better by Moody's or BBB or better by Standard & Poor's. The remaining 10% of total assets may be invested in securities that are rated B or better by Moody's or Standard & Poor's. See "Below Investment Grade Debt" below. In each case, the Fund may invest in securities which are unrated, if in the Advisor's opinion, such securities are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba or B by Moody's and BB or B by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment.

         The Fund invests principally in a portfolio of "investment grade" tax exempt securities. An investment grade bond is rated, on the date of investment, within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa or of Standard & Poor's, currently AAA, AA, A and BBB, while high grade debt is rated, on the date of the investment, within the two highest of such ratings. Investment grade municipal notes are rated, on the date of investment, MIG-1 or MIG-2 by Standard & Poor's or SP-1 and SP-2 by Moody's. Investment grade municipal commercial paper is rated, on the date of investment, Prime 1 or Prime 2 by Moody's and A-1 or A-2 by Standard & Poor's. The Fund may also invest up to 10% of its total assets in securities which are "below investment grade." Such securities must be rated, on the date of investment, B or better by Moody's or Standard & Poor's, or of comparable quality. The Fund may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Advisor, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Fund invests in any commercial paper, bank obligation, repurchase agreement, or any other money market instruments, the investment must have received a short term rating of investment grade or better (currently Prime-3 or better by Moody's or A-3 or better by Standard & Poor's) or the investment must have been issued by an issuer that received a short term investment grade rating or better with respect to a class of investments or any investment within that class that is comparable in priority and security with the investment being purchased by the Fund. If no such ratings exists, the investment must be of comparable investment quality in the Advisor's opinion, but will not be eligible for purchase if the issuer or its parent has long term outstanding debt rated below BBB.

         Below Investment Grade Debt. Certain lower rated securities purchased by the Fund, such as those rated Ba or B by Moody's or BB or B by Standard & Poor's (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Fund invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Advisor's own credit analysis.

         Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Fund's portfolio securities for purposes of determining the Fund's net asset value. See Appendix A for more detailed information on these ratings.

         In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Options and Futures Transactions
         Exchange Traded and OTC Options. All options purchased or sold by the Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by the Advisor. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, the Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         Provided that the Fund has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, the Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         Futures Contracts and Options on Futures Contracts. The Fund may purchase or sell (write) futures contracts and purchase or sell (write) put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.

         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by the Fund are paid into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC interpretations thereunder.

         Combined Positions. The Fund is permitted to purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)

         Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, the Fund or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

         Asset Coverage for Futures Contracts and Options Positions. Although the Fund will not be a commodity pool, certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

         In addition, the Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will segregate appropriate liquid assets in the amount prescribed. Securities so segregated cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Swaps and Related Swap Products. The Fund may engage in swap transactions, including, but not limited to, interest rate, currency, index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as "swap transactions").

         The Fund may enter into swap transactions for any legal purpose consistent with its investment objective, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than investing directly in an instrument that yields that return or spread, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. The Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which yield the interest that the Fund may be required to pay.

         Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a prespecified notional amount with prespecified terms with the seller of the option as the counterparty.

         The "notional amount" of the swap transaction is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. An example would be the obligation to pay a floating rate of interest (e.g., U.S. 3 month LIBOR) on a quarterly basis in exchange for receipt of a fixed rate of interest on a semi-annual basis. In the event the Fund is obligated to make payments more frequently than it receives payments from the other party, the Fund will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by the Fund, the obligations of the parties will be exchanged on a "net basis". That is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument. The Fund will receive or pay, as the case may be, only the net amount of the two payments.

         The amount of the Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund's potential loss if it sells a cap, floor or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional interest rate swaps, swap transactions tend to be more volatile than many other types of investments.

         The use of swap transactions involves investment techniques and risks which are similar to those associated with other portfolio security transactions. If the Advisor is incorrect in its forecasts of market values, interest rates, currency rates and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that the Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its investment under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. The Advisor will, however, consider such risks and will enter into swap transactions only when it believes that the risks are not unreasonable.

         The Fund will segregate permissible liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Fund's accrued obligations under the agreement.

         The Fund will not enter into any swap transaction, unless the counterparty to the transaction is deemed creditworthy by the Advisor. If a counterparty defaults, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The markets in which swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized documentation. As a result, these markets have become relatively liquid.

         The liquidity of swap transactions will be determined by the Advisor based on various factors, including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the instrument (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are illiquid.

         During the term of a swap, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

         The federal income tax treatment with respect to swap transactions may impose limitations on the extent to which the Fund may engage in such transactions.

Risk Management

         The Fund may employ non-hedging risk management techniques. Risk management strategies are used to keep the Fund fully invested and to reduce the transaction costs associated with cash flows into and out of the Fund. The objective where equity futures are used to "equitize" cash is to match the notional value of all futures contracts to the Fund's cash balance. The notional value of futures and of the cash is monitored daily. As the cash is invested in securities and/or paid out to participants in redemptions, the Advisor simultaneously adjusts the futures positions. Through such procedures, the Fund not only gains equity exposure from the use of futures, but also benefits from increased flexibility in responding to client cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

Portfolio Turnover

         The Fund expects that its annual portfolio turnover rate will range between 70% and 100%. A rate of 100% indicates that the equivalent of all of the Fund's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent that net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.

INVESTMENT RESTRICTIONS

         The investment restrictions below have been adopted by the Trust with respect to the Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a security holders meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

         The Fund:

1. May not make any investments inconsistent with the Fund's classification as a diversified investment company under the 1940 Act.

2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry, except for securities of issuers in the technology or telecommunications sectors and as otherwise permitted by the SEC.

3. May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

4. May not borrow money, except to the extent permitted by applicable law.

5. May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act.

6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities or other instrument directly or indirectly secured by real estate or (b) securities or other instrument issued by issuers that invest in real estate.

7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodity contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. May make loans to other persons, in accordance with the Fund's investment objectives and policies and to the extent permitted by applicable law.

     Non-Fundamental   Investment  Restrictions.   The  investment  restrictions
described below are not fundamental policies of the Fund and may be changed by the Trustees. These non-fundamental investment policies require that the Fund:

1. May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid.

2. May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

3. May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         For purposes of fundamental investment restrictions regarding industry concentration, the Advisor may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With the Securities and Exchange Commission or other sources. In the absence of such classification or if the Advisor determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Advisor may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND MEMBERS OF THE ADVISORY BOARD

         The Trustees of the Trust, their principal occupations during the past five years and dates of birth are set forth below. The mailing address of the Trustees is c/o Pierpont Group Inc. 461 Fifth Avenue, New York, NY 10017.

         FREDERICK S. ADDY -- Trustee; Retired; Prior to April 1994, Executive Vice President and Chief Financial Officer, Amoco Corporation and his date of birth is January 1, 1932.

         WILLIAM G. BURNS -- Trustee; Retired; Former Vice Chairman and Chief Financial Officer, NYNEX and his date of birth is November 2, 1932.

     ARTHUR C. ESCHENLAUER -- Trustee; Retired; Former Senior Vice President, Morgan Guaranty Trust Company of New York and his date of birth is May 23, 1934.

         MATTHEW HEALEY (*) -- Trustee; Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc. ("Pierpont Group") since prior to 1995 and his date of birth is August 23, 1937.

     MICHAEL P. MALLARDI -- Trustee; Retired; Prior to April 1996, Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group and his date of birth is March 17, 1934.

         Each Trustee is currently paid an annual fee of $75,000 (adjusted as of April 1, 1997) for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), J.P. Morgan Funds and J.P. Morgan Institutional Funds and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.


     * Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust.

     Trustee compensation expenses paid by the Trust for the calendar year ended December 31, 1999 are set forth below.





------------------------------------------------------ -------------------------- -------------------------------------

                                                       -------------------------  ------------------------------------
                                                                                  TOTAL TRUSTEE COMPENSATION ACCRUED
                                                                                  BY THE MASTER PORTFOLIOS (*), J.P.
                                                       AGGREGATE TRUSTEE          MORGAN FUNDS, J.P. MORGAN
                                                       COMPENSATION PAID BY THE   INSTITUTIONAL FUNDS AND THE TRUST
                                                       TRUST DURING 1999          DURING 1999 (**)

NAME OF TRUSTEE
------------------------------------------------------ -------------------------- -------------------------------------
------------------------------------------------------ -------------------------- -------------------------------------

Frederick S. Addy, Trustee                             $1,018                     $75,000
------------------------------------------------------ -------------------------- -------------------------------------
------------------------------------------------------ -------------------------- -------------------------------------

William G. Burns, Trustee                              $1,018                     $75,000
------------------------------------------------------ -------------------------- -------------------------------------
------------------------------------------------------ -------------------------- -------------------------------------

Arthur C. Eschenlauer, Trustee                         $1,018                     $75,000
------------------------------------------------------ -------------------------- -------------------------------------
------------------------------------------------------ -------------------------- -------------------------------------

Matthew Healey, Trustee (***)
   Chairman and Chief Executive
   Officer                                             $1,018                     $75,000
------------------------------------------------------ -------------------------- -------------------------------------
------------------------------------------------------ -------------------------- -------------------------------------

Michael P. Mallardi, Trustee                           $1,018                     $75,000
------------------------------------------------------ -------------------------- -------------------------------------


(*) The J.P. Morgan Funds and J.P. Morgan Institutional Funds are each multi-series registered investment companies that are part of a two-tier (master-feeder) investment fund structure. Each series of the J.P. Morgan Funds and J.P. Morgan Institutional Funds is a feeder fund that invests all of its investable assets in one of 19 separate master portfolios (collectively the "Master Portfolios") for which JPMIM acts as investment adviser, 14 of which are registered investment companies.

     (**) No investment company within the fund complex has a pension or retirement plan. Currently there are 17 investment companies (14 investment companies comprising the Master Portfolios, J.P. Morgan Funds, J.P. Morgan Institutional Funds and the Trust) in the fund complex.

     (***) During 1999, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $153,800, contributed $23,100 to a defined contribution plan on his behalf and paid $17,300 in insurance premiums for his benefit.

     The Trustees decide upon matters of general policies and are responsible for overseeing the Trust's business affairs. The Trust has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust, J.P. Morgan Funds, J.P. Morgan Institutional Funds and each Master Portfolio have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

Advisory Board

         The Trustees determined, as of January 26, 2000, to establish an advisory board and appoint four members ("Members of the Advisory Board") thereto. Each member serves at the pleasure of the Trustees. The advisory board is distinct from the Trustees and provides advice to the Trustees as to investment, management and operations of the Trust; but has no power to vote upon any matter put to a vote of the Trustees. The advisory board and the members thereof also serve each of the Trusts and the Master Portfolios. It is also the current intention of the Trustees that the Members of the Advisory Board be proposed at the next shareholders' meeting, expected to be held within a year from the date hereof, for election as Trustees of each of the Trusts and the Master Portfolios. The creation of the Advisory Board and the appointment of the members thereof was designed so that the Board of Trustees will continuously consist of persons able to assume the duties of Trustees and be fully familiar with the business and affairs of each of the Trusts and the Master Portfolios, in anticipation of the current Trustees reaching the mandatory retirement age of seventy. Each member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Trust, each of the Master Portfolios, the J.P. Morgan Funds and the J.P. Morgan Institutional Funds and is reimbursed for expenses incurred in connection for such service. The members of the Advisory Board may hold various other directorships unrelated to these funds. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

Ann Maynard Gray -- Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

John R. Laird -- Retired; Former Chief Executive Officer, Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

Gerard P. Lynch -- Retired; Former Managing Director, Morgan Stanley Group and President and Chief Operating Officer, Morgan Stanley Services, Inc. His date of birth is October 5, 1936.

James J. Schonbachler -- Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive Officer and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.

OFFICERS

         The Trust's executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of the Advisor, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust. The Trust has no employees.

         The officers of the Trust, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, since prior to 1995. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is August 23, 1937.

     MARGARET W. CHAMBERS; Vice President and Secretary. Senior Vice President and General Counsel of FDI since April, 1998. From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Her date of birth is October 12, 1959.

         MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual"), and an officer of certain investment companies distributed or administered by FDI. Her date of birth is August 1, 1957.

     DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI and an officer of certain investment companies distributed or administered by FDI. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. His date of birth is March 31, 1969.

         KAREN  JACOPPO-WOOD;  Vice  President  and  Assistant  Secretary.  Vice
President and Senior Counsel of FDI and an officer of certain investment companies distributed or administered by FDI. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager of SEC Registration at Scudder, Stevens & Clark, Inc. Her date of birth is December 29, 1966.

     CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Senior Associate General Counsel of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. His date of birth is December 24, 1964.

     KATHLEEN K. MORRISEY-Vice President and Assistant Secretary. Vice President and Assistant Secretary of FDI. Manager of Treasury Services Administration and an officer of certain investment companies advised or administered by Montgomery Asset Management, L.P. and Dresdner RCM Global Investors, Inc., and their respective affiliates. From July 1994 to November 1995, Ms. Morrisey was a Fund Accountant for Investors Bank & Trust Company. Her date of birth is July 5, 1972.

     MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. Her date of birth is April 22, 1964.

     MARY JO PACE; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Pace serves in the Funds Administration group as a Manager for the Budgeting and Expense Processing Group. Prior to September 1995, Ms. Pace served as a Fund Administrator for Morgan Guaranty Trust Company of New York. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is March 13, 1966.

     GEORGE A. RIO; President and Treasurer. Executive Vice President, Client Service Director of FDI, since April 1998. From June 1995 to March 1998, Mr. Rio was Senior Vice President, Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, Mr. Rio was Director of Business Development for First Data Corporation. His date of birth is January 2, 1955.

     CHRISTINE ROTUNDO-Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Rotundo serves as Manager of the Infrastructure group. Prior to January 2000, she served as Manager of the Tax Group in the Funds Administration group and was responsible for U.S. mutual fund tax matters. Prior to September 1995, Ms. Rotundo served as a Senior Tax Manager in the Investment Company Services Group of Deloitte & Touche LLP. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is September 26, 1965.

         ELBA VASQUEZ-Vice President and Assistant Secretary. Vice President since February 1999, Assistant Vice President(since June 1997), and Sales Associate (since May 1996) of FDI. Formerly (March 1990- May 1996), employed in various mutual fund sales and marketing positions by the U.S. Trust Company of New York. Her date of birth is December 14, 1961.

CODE OF ETHICS

         The Trust, the Advisor and FDI have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. Such purchases, however, are subject to preclearance and other procedures reasonably necessary to prevent a access persons from engaging in any unlawful conduct set forth in Rule 17j-1.

INVESTMENT ADVISOR

         The Trust has retained JPMIM as Investment Advisor to provide investment advice and portfolio management services to the Fund. Subject to the supervision of the Fund's Trustees, the Advisor makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments.

         JPMIM, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as trustee.

         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of approximately $369 billion.

         J.P. Morgan has a long history of service as an advisor, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world. Morgan is also a wholly owned subsidiary of J.P. Morgan, which is a bank holding company organized under the laws of the State of Delaware.

         The basis of the Advisor's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term J.P. Morgan currently employs approximately 420 full time research analysts, capital market researchers, portfolio managers and traders and has one of the largest research staffs in the money management industry. The Advisor has investment management divisions located in New York, London, Tokyo, Frankfurt, and Singapore to cover companies, industries and countries on site. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification, and quantitative and credit analysis.

         The investment advisory services the Advisor provides to the Fund are not exclusive under the terms of the Investment Advisory Agreement. The Advisor is free to and does render similar investment advisory services to others. In addition, the Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Fund. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Fund. See "Portfolio Transactions."

         The Fund is managed by employees of the Advisor who, in acting for their customers, including the Fund, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan which execute transactions on behalf of the Fund.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Investment Advisory Agreement, the Fund has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to 1.25% of the average daily net assets of the Fund.

         The Investment Advisory Agreement between the Advisor and the Trust, on behalf of the Fund, provides that it will continue in effect for a period of two years after execution and will continue in effect thereafter executed on June 12, 2000, only if specifically approved annually in the same manner as the Distribution Agreement. See "Distributor" below. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees, or by a vote of the holders of a majority of the Fund's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Trust. See "Additional Information."

     Under separate agreements, Morgan, an affiliate of the Advisor, also provides certain financial, fund accounting and administrative services to the Trust and the Fund and shareholder services for the Trust. See "Services Agent" and "Shareholder Servicing" below.

DISTRIBUTOR

         FDI serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for the Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Fund's distributor.

         The Distribution Agreement will continue in effect with respect to the Fund for a period of two years after execution will continue in effect and thereafter executed June 12, 2000 only if it is approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by the Trust's Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Members of the Advisory Board" and "Officers") . The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Fund's outstanding voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CO-ADMINISTRATOR

         Under Co-Administration Agreements with the Trust dated August 1, 1996, FDI also serves as the Trust's Co-Administrator. The Co-Administration Agreement may be renewed or amended by the Trustees without a shareholder vote. The Co-Administration Agreement is terminable at any time without penalty by a vote of a majority of the Trustees, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust expressly agrees in writing, the Co-Administrator will be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.

         FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Trust; (ii) provides officers for the Trust; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Trust regulatory documents and mails Trust communications to Trustees, Members of the Advisory Board and investors; and (vi) maintains related books and records.

         For its services under the Co-Administration Agreements, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of its net assets to the aggregate net assets of the Trust and certain other registered investment companies subject to similar arrangements with FDI.

SERVICES AGENT

         The Trust, on behalf of the Fund, has entered into an Administrative Services Agreement (the "Services Agreement") with Morgan pursuant to which Morgan is responsible for certain administrative and related services provided to the Fund. The Services Agreement may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Under the Services Agreement, Morgan provides certain administrative and related services to the Fund, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustee matters.

         Under the Services Agreement, the Fund has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Trust and the Master Portfolios in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the total net assets of the Trust, the Master Portfolios, and the other investors in the Master Portfolios for which Morgan provides similar services.

CUSTODIAN AND TRANSFER AGENT

         The Bank of New York ("BONY"), One Wall Street, New York, New York 10286, serves as the Trust's custodian and fund accounting agent. Pursuant to the Custodian and Fund Accounting Agreement with the Trust, BONY is responsible for holding portfolio securities and cash and maintaining the books of account and records of the Fund's portfolio transactions.

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The  Trust,  on behalf  of the Fund,  has  entered  into a  Shareholder
Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers who are Fund investors and for other Fund investors who are customers of a financial professional. Under this agreement, Morgan is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; transmitting purchase and redemption orders to the Fund's transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing FDI of the gross amount of purchase orders for Fund shares; and providing other related services.

         Under the Shareholder Servicing Agreement, the Fund has agreed to pay Morgan a fee for these services at the annual rate of 0.25% with respect to Select Shares, 0.10% with respect to Institutional Shares and 0.05% with respect to Advisor Shares (expressed as a percentage of the average daily net assets of Fund shares). Morgan acts as shareholder servicing agent for all shareholders.

         The Fund may be sold to or through financial intermediaries who are customers of J.P. Morgan ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by J.P. Morgan or its affiliates for services provided to their clients that invest in the Fund. See "Financial Professionals" below. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

SERVICE ORGANIZATIONS - ADVISOR SHARES

         With respect to the Advisor Shares only, the Trust, on behalf of the Fund, has adopted a service plan (the "Plan") with respect to such shares which authorizes the Fund to compensate Service Organizations for providing certain account administration and other services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of the Fund, enters into agreements with Service Organizations which purchase shares on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain or assist in maintaining account records for each customer who beneficially owns shares, and (c) process or assist in processing customer orders to purchase, redeem and exchange shares, and handle or assist in handling the transmission of funds representing the customers' purchase price or redemption proceeds. As compensation for such services, the Trust, on behalf of the Fund, pays each Service Organization a service fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the shares of the Fund attributable to or held in the name of such Service Organization for its customers (0.20% where J.P. Morgan acts as a service organization).

         Conflicts of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisors before investing fiduciary assets in shares. In addition, under some state securities laws, banks and other financial institutions purchasing shares on behalf of their customers may be required to register as dealers.

         The Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, initially voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on June 12, 2000. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the holders of the Fund's Advisor Shares, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Advisor Shares of the Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the disinterested Trustees as described above or by a vote of a majority of the outstanding Advisor Shares of the Fund on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons will be determined by the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Fund and holders of the Fund's Advisor Shares. In the Trustees' quarterly review of the Plan and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.

DISTRIBUTION PLAN - ADVISOR SHARES

         Rule 12b-1 (the "Rule") under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. On June 12, 2000, the Trustees adopted such a plan on behalf of the Fund (the "Distribution Plan") pursuant to which the Fund pays for distributing its Advisor Shares at an annual rate not to exceed 0.25% of the value of the average daily net assets attributable to Advisor Shares of the Fund. Under the Distribution Plan, the Fund may make payments to certain financial institutions, securities dealers, and other industry professionals that have entered into written agreements with the Fund in respect of these services. The amounts to be paid to such institutions is based on the daily value of Advisor Shares owned by their clients. The fees payable under the Distribution Plan for advertising, marketing and distributing are payable without regard to actual expenses incurred. The Trustees believe that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and holders of its Advisor Shares.

         Quarterly reports of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, will be made to the Trustees for their review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of the Fund's Advisor Shares may bear for distribution without approval of such shareholders and that all material amendments of the Distribution Plan must be approved by the Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Distribution Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan and related agreements are subject to annual approval by such vote of the Trustees cast in person at a meeting called for the purpose of voting on the Distribution Plan and related agreements. The Distribution Plan is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in the related agreements or by vote of the holders of a majority of Advisor Shares, as the case may be. A related Distribution Plan agreement is terminable without penalty, at any time, by such vote of the Trustees or by vote of the holders of a majority of the Fund's Advisor Shares upon not more than 60 days' written notice to any other party to such agreement. A Distribution Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

FINANCIAL PROFESSIONALS - SELECT AND INSTITUTIONAL SHARES

         The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the financial professional's clients may reasonably request and agree upon with the financial professional.

         Although there is no sales charge levied directly by the Fund, financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and not remitted to the Fund or J.P. Morgan.

         The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's net asset value next calculated after they are so accepted.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

EXPENSES

         In addition to the fees payable to Pierpont Group, Inc., JPMIM, Morgan and FDI under various agreements discussed under "Trustees and Members of the Advisory Board," "Officers," "Investment Advisor," "Co-Administrator", "Distributor," "Services Agent," "Shareholder Servicing," "Service Organizations--Advisor Shares" and "Distribution Plan--Advisor Shares" above, the Fund is responsible for usual and customary expenses associated with the Trust's operations. Such expenses include legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees and Members of the Advisory Board, registration fees under federal securities laws, extraordinary expenses applicable to the Fund, transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, filing fees under state securities laws, applicable registration fees under foreign securities laws, custodian fees and brokerage expenses.

         J.P. Morgan has agreed that it will reimburse the Fund as described in the Prospectus until February 28, 2002 to the extent necessary to maintain the Fund's total operating expenses at the following annual rates of the Fund's average daily assets. These limits do not cover extraordinary expenses, interest, or taxes.

                                    Select Shares:  1.50%
                                    Institutional Shares:  1.35%
                                    Advisor Shares:  1.80%

PURCHASE OF SHARES

         Additional Minimum Balance Information. If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out your account and send the proceeds to the address of record.

         Method of Purchase. Investors may open accounts with the Fund only through the Distributor or Service Organization. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.

         References in the Prospectus and this Statement of Additional Information to customers of Morgan or a financial professional include customers of their affiliates and references to transactions by customers with Morgan or a financial professional include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of the Fund may make transactions in shares of the Fund.

         The Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of JPMIM, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of a financial professional, and the financial professional may establish its own minimums and charge the investor a fee for this service and other services it provides to its customers. Morgan may pay fees to financial professionals for services in connection with fund investments. See "Financial Professionals" above.

REDEMPTION OF SHARES

         If the Trust, on behalf of the Fund, determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust, on behalf of the Fund, has elected to be governed by Rule 18f-1 (for the Fund only, and not for any other series of the Trust) under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder.

         Further Redemption Information. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. In addition, if a shareholder sends a check for the purchase of fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Trust, on behalf of the Fund, reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

         For information regarding redemption orders placed through a financial professional, please see "Financial Professionals" above.

EXCHANGE OF SHARES

         Subject to the limitations below, an investor may exchange shares from the Fund into shares of any other J.P. Morgan Series Trust Fund, J.P. Morgan Institutional Fund or J.P. Morgan Fund without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. The Fund generally intends to pay redemption proceeds in cash, however, since the Fund reserves the right at its sole discretion to pay redemptions over $250,000 in kind as a portfolio of representative stocks rather than in cash, the Fund reserves the right to deny an exchange request in excess of that amount. See "Redemption of Shares." Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. Shares of the fund to be acquired are purchased for settlement when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

         The Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Prospectus.

         Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his financial professional or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

         The Fund computes its net asset value separately for each class of shares outstanding once daily as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. eastern time) on each business day as described in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund will close for purchases and redemptions at the same time. The Fund also may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Fund's business days.

         The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ"), other than options on stock indexes, is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange. Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to ten days prior to the valuation date unless, in the judgment of the portfolio manager, material events or conditions since such last sale necessitate fair valuation of the security. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency rate average on the valuation date.

         Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 p.m. New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value. Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

         Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

PERFORMANCE DATA

         From time to time, the Fund may quote performance in terms of actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Shareholders may obtain current performance information for the different series by calling JPMIM at (800) 531-5411 for Select Shares and at (800) 766-7722 for Institutional and Advisor Shares.

         The classes of shares of the Fund may bear different shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of another class. Performance quotations will be computed separately for each class of the Fund's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return.

         Total Return Quotations. The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in a Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. This method of calculating total return is required by regulations of the SEC. Total return data similarly calculated, unless otherwise indicated, over the specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance.

         As required by regulations of the SEC, the annualized total return of the Fund for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

         General. The Fund's performance will vary from time to time depending upon market conditions and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Fund's shares, including appropriate market indices or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

         From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.


PORTFOLIO TRANSACTIONS

     The Advisor places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Fund. See "Investment Objectives and Policies."

     Portfolio transactions for the Fund will be undertaken principally to accomplish the Fund's objectives. The Fund may engage in short-term trading consistent with its objective. See "Investment Objectives and Policies -- Portfolio Turnover."

         In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders.

         In selecting a broker, the Advisor considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Advisor decides that the broker chosen will provide the best execution. The Advisor monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees of the Trust review regularly the reasonableness of commissions and other transaction costs incurred by the Fund in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Advisor and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisor has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists, political analysts and electronic trading tools. Research services furnished by brokers are used for the benefit of all the Advisor's clients and not solely or necessarily for the benefit of the Fund. The Advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Fund does not reduce its fee to the Advisor by any amount that might be attributable to the value of such services.

         Subject to the overriding objective of obtaining the best execution of orders, the Advisor may allocate a portion of the Fund's brokerage transactions to affiliates of the Advisor. Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. However, affiliated persons of the Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Fund may no purchase securities during the existence of any underwriting syndicate for such securities of which the Advisor or an affiliate is a member or in a private placement in which the Advisor or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees of the Trust that either comply with rules adopted by the SEC or with interpretations of the SEC's staff.

         On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund. In some instances, this procedure might adversely affect the Fund.

         If the Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Fund may write may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

MASSACHUSETTS TRUST

         The Trust is a "Massachusetts business trust" of which the Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

         No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.


         The Trust's Declaration of Trust further provides that no Trustee, Members of the Advisory Board, officer, employee or agent of the Trust is liable to the Fund or to a shareholder, and that no Trustee, Members of the Advisory Board, officer, employee, or agent is liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. The Trust's Declaration of Trust provides that a Trustee, Members of the Advisory Board, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund, except liabilities arising from disabling conduct.

DESCRIPTION OF SHARES

     The Fund represents a separate  series of shares of beneficial  interest of
the  Trust.  Fund  shares  are  further  divided  into  separate  classes.   See
"Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares of any series without changing the proportionate beneficial interest of each shareholder in the Fund. The Fund is authorized to issue Select Shares, Institutional Shares and Advisor Shares.

         Each share represents an equal proportional interest in the Fund with each other share of the same class. Upon liquidation of the Fund, holders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Fund have no preemptive or conversion rights.

         The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration, subject to certain removal procedures, and to appoint their own successors. However, immediately after such appointment, the requisite majority of the Trustees must have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative. The Trust does not intend to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote if required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of shareholders whose shares represent two-thirds of the net asset value of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the shareholders whose shares represent 10% of the net asset value of the Trust. The Trustees are also required, under certain circumstances, to assist shareholders in communicating with other shareholders.

         For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares."

TAXES

         The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Statement of Additional Information. These laws and regulations are subject to change by legislative or administrative action, possibly on a retroactive basis.

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         As a regulated investment company, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements.

         Under the Code, the Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will be taxable to a shareholder in the year declared rather than the year paid.

         Distributions of net investment income, certain foreign currency gains, and realized net short-term capital gain in excess of net long-term capital loss (other than exempt interest dividends) are generally taxable to shareholders of the Fund as ordinary income whether such distributions are taken in cash or reinvested in additional shares. The Fund expects that a portion of these distributions to corporate shareholders will be eligible for the dividends-received deduction, subject to applicable limitations under the Code. If dividend payments exceed income earned by the Fund, the over distribution would be considered a return of capital rather than a dividend payment. The Fund intends to pay dividends in such a manner so as to minimize the possibility of a return of capital. Distributions of net long-term capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of the Fund as long-term capital gain, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. In general, long-term capital gain of an individual shareholder will be subject to a 20% rate of tax.

         Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where a put is acquired or a call option is written thereon or the straddle rules described below are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. Except as described below, if an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

         Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above. Investors should consider the consequences of purchasing shares in the Fund shortly before the Fund declares a sizable dividend distribution.

         Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. Long-term capital gain of an individual holder is subject to a maximum tax rate of 20%. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund, if within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund. Investors are urged to consult their tax advisors concerning the limitations on the deductibility of capital losses.

         Under the Code, gains or losses attributable to disposition of foreign currency or to certain foreign currency contracts, or to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities, are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

         Forward currency contracts, options and futures contracts entered into by the Fund may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on forward currency contracts, options and futures contracts or on the underlying securities.

         Certain options, futures and foreign currency contracts held by the Fund at the end of each taxable year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. However, gain or loss recognized on certain foreign currency contracts will be treated as ordinary income or loss.

         The Fund may invest in Equity Securities of foreign issuers. If the Fund purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs") under the Code) , it may be subject to federal income tax on a portion of an "excess distribution" from such foreign corporation, including any gain from the disposition of such shares, even though a portion of such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. Alternatively, the Fund may in some cases be permitted to include each year in its income and distribute to shareholders a pro rata portion of the foreign investment fund's income, whether or not distributed to the Fund.

         The Fund will be permitted to "mark-to-market" any marketable stock held by it in a PFIC. The Fund will include in income each year an amount equal to its share of the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock. The Fund would be allowed a deduction for its share of the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years.

         If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

         Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8BEN is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S.
federal estate tax purposes.

         Foreign Taxes. It is expected that the Fund may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains) received from sources within foreign countries. So long as more than 50% in value of the total assets of the Fund at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any foreign income taxes deemed paid by it as paid directly by its shareholders. The Fund will make such an election only if it deems it to be in the best interest of its shareholders. The Fund will notify its shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders and the amount of foreign taxes, if any, for which shareholders of the Fund will not be eligible to claim a foreign tax credit because the holding period requirements (described below) have not been satisfied. If the Fund makes the election, each shareholder will be required to include in his income (in addition to the dividends and distributions he receives) his proportionate share of the amount of foreign income taxes deemed paid by the Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if he itemizes deductions, a deduction for his share of the foreign income taxes in computing federal income tax liability. (No deduction will be permitted in computing an individual's alternative minimum tax liability.) Shareholders of the Fund will not be eligible to claim a foreign tax credit with respect to taxes paid by the Fund (notwithstanding that the Fund elects to treat the foreign taxes deemed paid by it as paid directly by its shareholders) unless certain holding period requirements are met. A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source net investment income will be treated as foreign source income. The Fund's gains and losses from the sale of securities as well as certain foreign currency gains and losses will generally be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, if the election is made, shareholders may nevertheless be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund. Individual shareholders of the Fund with $300 or less of creditable foreign taxes ($600 in the case of an individual shareholder filing jointly) may elect to be exempt from the foreign tax credit limitation rules described above (other than the 90% limitation applicable for purposes of the alternative minimum tax), provided that all of such individual shareholder's foreign source income is "qualified passive income" (which generally includes interest, dividends, rents, royalties and certain other types of income) and further provided that all of such foreign source income is shown on one or more payee statements furnished to the shareholder. Shareholders making this election will not be permitted to carry over any excess foreign taxes to or from a tax year to which such an election applies.

         State and Local Taxes. The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         Other Taxation. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

ADDITIONAL INFORMATION

         Telephone calls to the Fund, Morgan or a financial professional as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Trust's Registration Statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington D.C.

         Statements contained in this Statement of Additional Information and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements.
Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Fund or the Distributor. The Prospectuses and this Statement of Additional Information do not constitute an offer by the Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

APPENDIX A
Description of Securities Ratings


STANDARD & POOR'S

Corporate and Municipal Bonds

AAA - Debt rated AAA have the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A - Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB are regarded as having less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

Commercial Paper

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

MOODY'S

Corporate and Municipal Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Commercial Paper

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     - Leading market positions in well established industries. - High rates of return on funds employed. - Conservative capitalization structures with moderate reliance on debt and ample asset protection. - Broad margins in earnings coverage of fixed financial charges and high internal cash generation. - Well established access to a range of financial markets and assured sources of alternate liquidity.





J.P. MORGAN SERIES TRUST





                       J.P. MORGAN GLOBAL HEALTHCARE FUND

                                  SELECT SHARES
                              INSTITUTIONAL SHARES
                                 ADVISOR SHARES



                       STATEMENT OF ADDITIONAL INFORMATION




                                SEPTEMBER 1, 2000







THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED SEPTEMBER 1, 2000 FOR THE RELEVANT CLASS OF SHARES FOR THE FUND LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME. THE PROSPECTUSES ARE AVAILABLE, WITHOUT CHARGE, UPON REQUEST FROM FUNDS DISTRIBUTOR, INC., ATTENTION: J.P. MORGAN SERIES TRUST (800) 221-7930.

                                Table of Contents


                                                                          Page

General....................................................................1
Investment Objective and Policies..........................................1
Investment Restrictions...................................................20
Trustees and Members of the Advisory Board................................22
Officers..................................................................25
Codes of Ethics...........................................................27
Investment Advisor........................................................27
Distributor...............................................................28
Co-Administrator..........................................................29
Services Agent............................................................30
Custodian and Transfer Agent..............................................30
Shareholder Servicing.....................................................30
Service Organizations - Advisor Shares....................................31
Distribution Plan - Advisor Shares........................................32
Financial Professionals - Select and Institutional Shares.................33
Independent Accountants...................................................34
Expenses..................................................................34
Purchase of Shares........................................................34
Redemption of Shares......................................................35
Exchange of Shares........................................................36
Dividends and Distributions...............................................36
Net Asset Value...........................................................37
Performance Data..........................................................38
Portfolio Transactions....................................................39
Massachusetts Trust.......................................................41
Description of Shares.....................................................42
Taxes.....................................................................42
Additional Information....................................................47
Appendix A -- Description of Securities Ratings...........................A-1


                                                         1

GENERAL

         J.P. Morgan Global Healthcare Fund (the "Fund") is a series of J.P. Morgan Series Trust, an open-end management investment company organized as a Massachusetts business trust (the "Trust"). The Trustees of the Trust have authorized the issuance and sale of shares of three classes of the Fund (Select Shares, Institutional Shares and Advisor Shares). As of the date of this Statement of Additional Information, the Fund has not commenced operations.

         This Statement of Additional Information describes the investment objective and policies, management and operation of the Fund and provides additional information with respect to the Fund and should be read in conjunction with the Fund's current Prospectus (the "Prospectus") for the relevant class of shares. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings assigned to them in the Prospectus. The Trust's executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     The Fund is advised by J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor").

         Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT OBJECTIVE AND POLICIES

         The following discussion supplements the information in the Prospectus regarding the investment objective and policies of the Fund.

         The Fund is designed for investors with a long term investment horizon who want to diversify their investment portfolio by investing in an actively managed portfolio of equity securities in the healthcare sector worldwide. The Fund's investment objective is to provide high total return.

         The Fund seeks to achieve its investment objective by investing primarily in stocks and other equity securities of U.S. and foreign companies principally conducting business in the healthcare sector. Equity securities consist of common stocks and other securities with equity characteristics such as preferred stocks, depositary receipts, warrants, rights, convertible securities, trust or limited partnership interests and equity participations (collectively, "Equity Securities"). Under normal circumstances, the Fund expects to invest at least 65% of its total assets in such securities.

Investment Process

         Stock selection: JPMIM's has approximately 7 career analysts dedicated to the healthcare sector forecast normalized earnings and dividend payouts for roughly 90 companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model and then companies are ranked from most to least attractive. A diversified portfolio is constructed by selecting those companies which JPMIM's analysts believe have an exceptional return potential relative to other companies. The portfolio manager's objective is to select from these stocks the ones with the greatest potential for high total return. These selections are not constrained by country or sector weightings, although under normal conditions the Fund will invest in securities of at least three countries, including the United States. Where available, warrants and convertible securities may be purchased instead of common stock if they are deemed a more attractive means of investing in a company.

         Currency management: The Advisor actively manages the currency exposure of the Fund's investments with the goal of protecting and possibly enhancing the Fund's total return. JPMIM's currency decisions are supported by a proprietary tactical model which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, JPMIM's currency specialists recommend currency strategies that are implemented in conjunction with the Fund's investment strategy.

Equity Investments

         The Equity Securities in which the Fund invests includes those listed on any domestic or foreign securities exchange or traded in the over-the-counter
(OTC) market as well as certain restricted or unlisted securities.

     Equity Securities. The Equity Securities in which the Fund may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         The convertible securities in which the Fund may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Common Stock Warrants

         The Fund may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

         Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

Foreign Investments

         The Fund  will  make  substantial  investments  in  foreign  countries.
Investors should realize that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies.

         In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United
States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

         Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs") , are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

         Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

         Since investments in foreign securities may involve foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Fund may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Fund's currency exposure related to foreign investments.

         Although the Fund intends to invest primarily in companies in developed countries, it may invest from time to time in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Fund's investments in those countries and the availability to such Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

         Foreign Currency Exchange Transactions. Because the Fund buys and sells securities and receives interest and dividends in currencies other than the U.S. dollar, the Fund may enter from time to time into foreign currency exchange transactions. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. The cost of the Fund's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

         A foreign currency forward exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Foreign currency forward exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contracts. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A foreign currency forward exchange contract generally has no deposit requirement, and is traded at a net price without commission. Neither spot transactions nor foreign currency forward exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         The Fund may enter into foreign currency forward exchange contracts in connection with settlements of securities transactions and other anticipated payments or receipts. In addition, from time to time, the Advisor may reduce the Fund's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar. Forward foreign currency exchange contracts may involve the purchase or sale of a foreign currency in exchange for U.S. dollars or may involve two foreign currencies.

         Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Fund to assume the risk of fluctuations in the value of the currency purchased vis a vis the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Money Market Instruments

         Although the Fund intends, under normal circumstances and to the extent practicable, to be fully invested in Equity Securities, the Fund may invest in money market instruments to invest temporary cash balances, to maintain liquidity to meet redemptions or as a defensive measure during, or in anticipation of, adverse market conditions. A description of the various types of money market instruments that may be purchased by the Fund appears below. Also see "Quality and Diversification Requirements."

     U.S. Treasury Securities. The Fund may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

         Additional  U.S.  Government  Obligations.   The  Fund  may  invest  in
obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Bank and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

     Foreign  Government  Obligations.  The Fund may also  invest in  short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency. See "Foreign Investments."

         Bank Obligations. The Fund may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Fund will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may also invest in international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

         Commercial Paper. The Fund may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and JPMIM acting as agent, for no additional fee, in its capacity as investment advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Advisor. Since master demand obligations typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan Guaranty Trust Company of New York ("Morgan"), an affiliate of the Advisor, to whom Morgan, in its capacity as a commercial bank, has made a loan.

         Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the Advisor's credit guidelines. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.

         The Fund may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in this Statement of Additional Information.

Corporate Bonds and Other Debt Securities

         The Fund may, although it has no current intention to do so, invest in bonds and other debt securities of domestic and foreign issuers when the Advisor believes that such securities offer a more attractive return potential than Equity Securities. A description of these investments appears below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

         Corporate Fixed Income Securities. The Fund may invest in publicly and privately issued high grade, investment grade and below investment grade debt obligations of U.S. and non-U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. The Fund will not invest in debt securities rated below B by Moody's or Standard & Poor's. See Appendix A for a description of securities ratings. These securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

         The Fund may purchase privately issued corporate fixed income securities pursuant to Rule 144A of the Securities Act of 1933 ("Rule 144A") or pursuant to a directly negotiated agreement between the investors, including the Fund, and the corporate issuer. At times, the Fund may be the only investor in a privately issued fixed income security, or one of only a few institutional investors. In this circumstance, there may be restrictions on the Fund's ability to resell the privately issued fixed income security that result from contractual limitations in the offering agreement and a limited trading market. The Advisor will monitor the liquidity of privately issued fixed income securities in accordance with guidelines established by the Advisor and monitored by the Trustees. See "Illiquid Investments; Privately Placed and Other Unregistered Securities."

         Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties. The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.

         Government Guaranteed Mortgage-Backed Securities. Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes") are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of instrumentalities such as the Federal Home Loan Mortgage Corporation ("Freddie Macs") and the Federal National Mortgage Association ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to these federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

         There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed real estate mortgage investment conduit certificates ("REMIC Certificates"), other collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities.

         Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

         Multiple class securities include CMOs and REMIC Certificates issued by U.S. Government agencies, instrumentalities (such as Fannie Mae) and sponsored enterprises (such as Freddie Mac) or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgaged-backed securities and payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

         CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICS, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICS. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae and Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae and Freddie Mac, respectively.

         CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final scheduled distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities, issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by private issuers. Although the market for such securities is increasingly liquid, privately issued SMBS may not be readily marketable and will be considered illiquid securities. The Advisor may determine that SMBS which are U.S. Government securities are liquid for purposes of the Fund's limitation on investment in illiquid securities, in accordance with procedures adopted by the Board of Trustees. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

         Zero Coupon, Pay-in-Kind and Deferred Payment Securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. The Fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income." Because the Fund will distribute "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

         Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

Additional Investments

         When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

         Investment Company Securities. Securities of other investment companies may be acquired by the Fund to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, provided however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         The Securities and Exchange Commission ("SEC") has granted the Trust an exemptive order permitting the Fund to invest the Fund's uninvested cash in any of the following affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The order sets the following conditions: (1) the Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Advisor will waive and/or reimburse its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory and shareholder servicing fees.
         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for the Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. All forms of borrowing (including reverse repurchase agreements, securities lending and mortgage dollar rolls) are limited in the aggregate and may not exceed 33-1/3% of the Fund's total assets.
         Loans of Securities. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its respective investors. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans in excess of one year. The Fund will not lend securities to any officer, Trustee, Member of the Advisory Board, Director, employee or other affiliate of the Fund or the Trust, the Advisor or the Distributor, unless otherwise permitted by applicable law. All forms of borrowing (including reverse repurchase agreement, securities lending and mortgage dollar rolls) are limited in the aggregate and must not exceed 33-1/3% of the fund's total assets.

         Privately Placed and Certain Unregistered Securities. The Fund may not acquire any illiquid holdings if, as a result thereof, more than 15% of the
Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid holdings or receives upon resale may be lower than the price paid or received for similar holdings with a more liquid market. Accordingly, the valuation of these holdings will reflect any limitations on their liquidity.

         The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

         As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a holding under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Quality and Diversification Requirements

         The Fund is registered as a non-diversified investment company which means that the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, may be subject to greater risk with respect to its portfolio securities. The Fund, however, will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Taxes".
         It is the current policy of the Fund that under normal circumstances at least 90% of total assets will consist of securities that at the time of purchase are rated Baa or better by Moody's or BBB or better by Standard & Poor's. The remaining 10% of total assets may be invested in securities that are rated B or better by Moody's or Standard & Poor's. See "Below Investment Grade Debt" below. In each case, the Fund may invest in securities which are unrated, if in the Advisor's opinion, such securities are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba or B by Moody's and BB or B by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment.

         The Fund invests principally in a portfolio of "investment grade" tax exempt securities. An investment grade bond is rated, on the date of investment, within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa or of Standard & Poor's, currently AAA, AA, A and BBB, while high grade debt is rated, on the date of the investment, within the two highest of such ratings. Investment grade municipal notes are rated, on the date of investment, MIG-1 or MIG-2 by Standard & Poor's or SP-1 and SP-2 by Moody's. Investment grade municipal commercial paper is rated, on the date of investment, Prime 1 or Prime 2 by Moody's and A-1 or A-2 by Standard & Poor's. The Fund may also invest up to 10% of its total assets in securities which are "below investment grade." Such securities must be rated, on the date of investment, B or better by Moody's or Standard & Poor's, or of comparable quality. The Fund may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Advisor, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Fund invests in any commercial paper, bank obligation, repurchase agreement, or any other money market instruments, the investment must have received a short term rating of investment grade or better (currently Prime-3 or better by Moody's or A-3 or better by Standard & Poor's) or the investment must have been issued by an issuer that received a short term investment grade rating or better with respect to a class of investments or any investment within that class that is comparable in priority and security with the investment being purchased by the Fund. If no such ratings exists, the investment must be of comparable investment quality in the Advisor's opinion, but will not be eligible for purchase if the issuer or its parent has long term outstanding debt rated below BBB.

         Below Investment Grade Debt. Certain lower rated securities purchased by the Fund, such as those rated Ba or B by Moody's or BB or B by Standard & Poor's (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Fund invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Advisor's own credit analysis.

         Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Fund's portfolio securities for purposes of determining the Fund's net asset value. See Appendix A for more detailed information on these ratings.

         In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Options and Futures Transactions

         Exchange Traded and OTC Options. All options purchased or sold by the Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by the Advisor. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, the Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         Provided that the Fund has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, the Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         Futures Contracts and Options on Futures Contracts. The Fund may purchase or sell (write) futures contracts and purchase or sell (write) put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.

         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by the Fund are paid into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC interpretations thereunder.

         Combined Positions. The Fund is permitted to purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even that if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)

         Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, the Fund or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

         Asset Coverage for Futures Contracts and Options Positions. Although the Fund will not be a commodity pool, certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

         In addition, the Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will segregate appropriate liquid assets in the amount prescribed. Securities so segregated cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Swaps and Related Swap Products. The Fund may engage in swap transactions, including, but not limited to, interest rate, currency, index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as "swap transactions").

         The Fund may enter into swap transactions for any legal purpose consistent with its investment objective, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than investing directly in an instrument that yields that return or spread, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. The Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which yield the interest that the Fund may be required to pay.

         Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a prespecified notional amount with prespecified terms with the seller of the option as the counterparty.

         The "notional amount" of the swap transaction is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. An example would be the obligation to pay a floating rate of interest (e.g., U.S. 3 month LIBOR) on a quarterly basis in exchange for receipt of a fixed rate of interest on a semi-annual basis. In the event the Fund is obligated to make payments more frequently than it receives payments from the other party, the Fund will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by the Fund, the obligations of the parties will be exchanged on a "net basis". That is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument. The Fund will receive or pay, as the case may be, only the net amount of the two payments.

         The amount of the Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund's potential loss if it sells a cap, floor or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional interest rate swaps, swap transactions tend to be more volatile than many other types of investments.

         The use of swap transactions involves investment techniques and risks which are similar to those associated with other portfolio security transactions. If the Advisor is incorrect in its forecasts of market values, interest rates, currency rates and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that the Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its investment under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. The Advisor will, however, consider such risks and will enter into swap transactions only when it believes that the risks are not unreasonable.

         The Fund will segregate permissible liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Fund's accrued obligations under the agreement.

         The Fund will not enter into any swap transaction, unless the counterparty to the transaction is deemed creditworthy by the Advisor. If a counterparty defaults, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The markets in which swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized documentation. As a result, these markets have become relatively liquid.

         The liquidity of swap transactions will be determined by the Advisor based on various factors, including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the instrument (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are illiquid.

         During the term of a swap, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

         The federal income tax treatment with respect to swap transactions may impose limitations on the extent to which the Fund may engage in such transactions.

Risk Management

         The Fund may employ non-hedging risk management techniques. Risk management strategies are used to keep the Fund fully invested and to reduce the transaction costs associated with cash flows into and out of the Fund. The objective where equity futures are used to "equitize" cash is to match the notional value of all futures contracts to the Fund's cash balance. The notional value of futures and of the cash is monitored daily. As the cash is invested in securities and/or paid out to participants in redemptions, the Advisor simultaneously adjusts the futures positions. Through such procedures, the Fund not only gains equity exposure from the use of futures, but also benefits from increased flexibility in responding to client cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

Portfolio Turnover

         The Fund expects that its annual portfolio turnover rate will range between 50% and 80%. A rate of 100% indicates that the equivalent of all of the Fund's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent that net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.

INVESTMENT RESTRICTIONS

         The investment restrictions below have been adopted by the Trust with respect to the Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a security holders meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

         The Fund:

1. May not make any investments inconsistent with the Fund's classification as a diversified investment company under the 1940 Act.

2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry, except for securities of issuers in the healthcare sector and as otherwise permitted by the SEC.

3. May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

4. May not borrow money, except to the extent permitted by applicable law.

5. May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act.

6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities or other instrument directly or indirectly secured by real estate or (b) securities or other instrument issued by issuers that invest in real estate.

7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodity contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. May make loans to other persons, in accordance with the Fund's investment objectives and policies and to the extent permitted by applicable law.

     Non-Fundamental   Investment  Restrictions.   The  investment  restrictions
described below are not fundamental policies of the Fund and may be changed by the Trustees. These non-fundamental investment policies require that the Fund:

1. May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid.

2. May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

3. May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         For purposes of fundamental investment restrictions regarding industry concentration, the Advisor may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With the Securities and Exchange Commission or other sources. In the absence of such classification or if the Advisor determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Advisor may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND MEMBERS OF THE ADVISORY BOARD

         The Trustees of the Trust, their principal occupations during the past five years and dates of birth are set forth below. The mailing address of the Trustees is c/o Pierpont Group Inc. 461 Fifth Avenue, New York, NY 10017.

         FREDERICK S. ADDY -- Trustee; Retired; Prior to April 1994, Executive Vice President and Chief Financial Officer, Amoco Corporation and his date of birth is January 1, 1932.

         WILLIAM G. BURNS -- Trustee; Retired; Former Vice Chairman and Chief Financial Officer, NYNEX and his date of birth is November 2, 1932.

     ARTHUR C. ESCHENLAUER -- Trustee; Retired; Former Senior Vice President, Morgan Guaranty Trust Company of New York and his date of birth is May 23, 1934.

         MATTHEW HEALEY (*) -- Trustee; Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc. ("Pierpont Group") since prior to 1995 and his date of birth is August 23, 1937.

     MICHAEL P. MALLARDI -- Trustee; Retired; Prior to April 1996, Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group and his date of birth is March 17, 1934.

         Each Trustee is currently paid an annual fee of $75,000 (adjusted as of April 1, 1997) for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), J.P. Morgan Funds and J.P. Morgan Institutional Funds and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.


     * Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust

     Trustee compensation expenses paid by the Trust for the calendar year ended December 31, 1999 are set forth below.



------------------------------------------------------ -------------------------- -------------------------------------

                                                       -------------------------  ------------------------------------
                                                                                  TOTAL TRUSTEE COMPENSATION ACCRUED
                                                                                  BY THE MASTER PORTFOLIOS (*), J.P.
                                                       AGGREGATE TRUSTEE          MORGAN FUNDS, J.P. MORGAN
                                                       COMPENSATION PAID BY THE   INSTITUTIONAL FUNDS AND THE TRUST
                                                       TRUST DURING 1999          DURING 1999 (**)

NAME OF TRUSTEE
------------------------------------------------------ -------------------------- -------------------------------------
------------------------------------------------------ -------------------------- -------------------------------------

Frederick S. Addy, Trustee                             $1,018                     $75,000
------------------------------------------------------ -------------------------- -------------------------------------
------------------------------------------------------ -------------------------- -------------------------------------

William G. Burns, Trustee                              $1,018                     $75,000
------------------------------------------------------ -------------------------- -------------------------------------
------------------------------------------------------ -------------------------- -------------------------------------

Arthur C. Eschenlauer, Trustee                         $1,018                     $75,000
------------------------------------------------------ -------------------------- -------------------------------------
------------------------------------------------------ -------------------------- -------------------------------------

Matthew Healey, Trustee (***)
   Chairman and Chief Executive
   Officer                                             $1,018                     $75,000
------------------------------------------------------ -------------------------- -------------------------------------
------------------------------------------------------ -------------------------- -------------------------------------

Michael P. Mallardi, Trustee                           $1,018                     $75,000
------------------------------------------------------ -------------------------- -------------------------------------


(*) The J.P. Morgan Funds and J.P. Morgan Institutional Funds are each multi-series registered investment companies that are part of a two-tier (master-feeder) investment fund structure. Each series of the J.P. Morgan Funds and J.P. Morgan Institutional Funds is a feeder fund that invests all of its investable assets in one of 19 separate master portfolios (collectively the "Master Portfolios") for which JPMIM acts as investment adviser, 14 of which are registered investment companies.

     (**) No investment company within the fund complex has a pension or retirement plan. Currently there are 17 investment companies (14 investment companies comprising the Master Portfolios, J.P. Morgan Funds, J.P. Morgan Institutional Funds and the Trust) in the fund complex.

     (***) During 1999, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $153,800, contributed $23,100 to a defined contribution plan on his behalf and paid $17,300 in insurance premiums for his benefit.

     The Trustees decide upon matters of general policies and are responsible for overseeing the Trust's business affairs. The Trust has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust, J.P. Morgan Funds, J.P. Morgan Institutional Funds and each Master Portfolio have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

Advisory Board

         The Trustees determined, as of January 26, 2000, to establish an advisory board and appoint four members ("Members of the Advisory Board") thereto. Each member serves at the pleasure of the Trustees. The advisory board is distinct from the Trustees and provides advice to the Trustees as to investment, management and operations of the Trust; but has no power to vote upon any matter put to a vote of the Trustees. The advisory board and the members thereof also serve each of the Trusts and the Master Portfolios. It is also the current intention of the Trustees that the Members of the Advisory Board be proposed at the next shareholders' meeting, expected to be held within a year from the date hereof, for election as Trustees of each of the Trusts and the Master Portfolios. The creation of the Advisory Board and the appointment of the members thereof was designed so that the Board of Trustees will continuously consist of persons able to assume the duties of Trustees and be fully familiar with the business and affairs of each of the Trusts and the Master Portfolios, in anticipation of the current Trustees reaching the mandatory retirement age of seventy. Each member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Trust, each of the Master Portfolios, the J.P. Morgan Funds and the J.P. Morgan Institutional Funds and is reimbursed for expenses incurred in connection for such service. The Members of the Advisory Board may hold various other directorships unrelated to these funds. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

Ann Maynard Gray -- Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

John R. Laird -- Retired; Former Chief Executive Officer, Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

Gerard P. Lynch -- Retired; Former Managing Director, Morgan Stanley Group and President and Chief Operating Officer, Morgan Stanley Services, Inc. His date of birth is October 5, 1936.

James J. Schonbachler -- Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive Officer and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.

OFFICERS

         The Trust's executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of the Advisor, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust. The Trust has no employees.

         The officers of the Trust, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, since prior to 1995. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is August 23, 1937.

     MARGARET W. CHAMBERS; Vice President and Secretary. Senior Vice President and General Counsel of FDI since April, 1998. From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Her date of birth is October 12, 1959.

         MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual"), and an officer of certain investment companies distributed or administered by FDI. Her date of birth is August 1, 1957.

     DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI and an officer of certain investment companies distributed or administered by FDI. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. His date of birth is March 31, 1969.

         KAREN  JACOPPO-WOOD;  Vice  President  and  Assistant  Secretary.  Vice
President and Senior Counsel of FDI and an officer of certain investment companies distributed or administered by FDI. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager of SEC Registration at Scudder, Stevens & Clark, Inc. Her date of birth is December 29, 1966.

     CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Senior Associate General Counsel of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. His date of birth is December 24, 1964.

     KATHLEEN K. MORRISEY-Vice President and Assistant Secretary. Vice President and Assistant Secretary of FDI. Manager of Treasury Services Administration and an officer of certain investment companies advised or administered by Montgomery Asset Management, L.P. and Dresdner RCM Global Investors, Inc., and their respective affiliates. From July 1994 to November 1995, Ms. Morrisey was a Fund Accountant for Investors Bank & Trust Company. Her date of birth is July 5, 1972.

     MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. Her date of birth is April 22, 1964.

     MARY JO PACE; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Pace serves in the Funds Administration group as a Manager for the Budgeting and Expense Processing Group. Prior to September 1995, Ms. Pace served as a Fund Administrator for Morgan Guaranty Trust Company of New York. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is March 13, 1966.

     GEORGE A. RIO; President and Treasurer. Executive Vice President, Client Service Director of FDI, since April 1998. From June 1995 to March 1998, Mr. Rio was Senior Vice President, Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, Mr. Rio was Director of Business Development for First Data Corporation. His date of birth is January 2, 1955.

  CHRISTINE ROTUNDO; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Rotundo serves as Manager of the Infrastructure group. Prior to January 2000, she served as Manager of the Tax Group in the Funds Administration group and was responsible for U.S. mutual fund tax matters. Prior to September 1995, Ms. Rotundo served as a Senior Tax Manager in the Investment Company Services Group of Deloitte & Touche LLP. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is September 26, 1965.

     ELBA VASQUEZ; Vice President and Assistant Secretary. Vice President since February 1999, Assistant Vice President(Since June 1997), and Sales Associate (since May 1996) of FDI. Formerly (March 1990- May 1996), employed in various mutual fund sales and marketing positions by the U.S. Trust Company of New York. Her date of birth is December 14, 1961.


CODES OF ETHICS

         The Trust, the Advisor and FDI have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. Such purchases, however, are subject to preclearance and other procedures reasonably necessary to prevent a fraud or deceit on the Trust.

INVESTMENT ADVISOR

         The Trust has retained JPMIM as Investment Advisor to provide investment advice and portfolio management services to the Fund. Subject to the supervision of the Fund's Trustees, the Advisor makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments.

         JPMIM, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as trustee.

         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of approximately $369 billion.

         J.P. Morgan has a long history of service as an advisor, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world. Morgan is also a wholly owned subsidiary of J.P. Morgan, which is a bank holding company organized under the laws of the State of Delaware.

         The basis of the Advisor's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term J.P. Morgan currently employs approximately 420 full time research analysts, capital market researchers, portfolio managers and traders and has one of the largest research staffs in the money management industry. The Advisor has investment management divisions located in New York, London, Tokyo, Frankfurt, and Singapore to cover companies, industries and countries on site. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification, and quantitative and credit analysis.

         The investment advisory services the Advisor provides to the Fund are not exclusive under the terms of the Investment Advisory Agreement. The Advisor is free to and does render similar investment advisory services to others. In addition, the Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Fund. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Fund. See "Portfolio Transactions."

         The Fund is managed by employees of the Advisor who, in acting for their customers, including the Fund, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan which execute transactions on behalf of the Fund.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Investment Advisory Agreement, the Fund has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to 1.25% of the average daily net assets of the Fund.

         The Investment Advisory Agreement between the Advisor and the Trust, on behalf of the Fund, provides that it will continue in effect for a period of two years after execution and will continue in effect thereafter executed on June 12, 2000, only if specifically approved annually in the same manner as the Distribution Agreement. See "Distributor" below. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees, or by a vote of the holders of a majority of the Fund's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Trust. See "Additional Information."

     Under separate agreements, Morgan, an affiliate of the Advisor, also provides certain financial, fund accounting and administrative services to the Trust and the Fund and shareholder services for the Trust. See "Services Agent" and "Shareholder Servicing" below.

DISTRIBUTOR

         FDI serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for the Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Fund's distributor.

         The Distribution Agreement will continue in effect with respect to the Fund for a period of two years after execution and will continue in effect thereafter executed on June 12, 2000, only if it is approved at least annually
(i) by a vote of the holders of a majority of the Fund's outstanding shares or by the Trust's Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Members of the Advisory Board" and "Officers") . The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Fund's outstanding voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CO-ADMINISTRATOR

         Under Co-Administration Agreements with the Trust dated August 1, 1996, FDI also serves as the Trust's Co-Administrator. The Co-Administration Agreement may be renewed or amended by the Trustees without a shareholder vote. The Co-Administration Agreement is terminable at any time without penalty by a vote of a majority of the Trustees, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust expressly agrees in writing, the Co-Administrator will be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.

         FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Trust; (ii) provides officers for the Trust; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Trust regulatory documents and mails Trust communications to Trustees, Members of the Advisory Board and investors; and (vi) maintains related books and records.

         For its services under the Co-Administration Agreements, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of its net assets to the aggregate net assets of the Trust and certain other registered investment companies subject to similar arrangements with FDI.


SERVICES AGENT

         The Trust, on behalf of the Fund, has entered into an Administrative Services Agreement (the "Services Agreement") with Morgan pursuant to which Morgan is responsible for certain administrative and related services provided to the Fund. The Services Agreement may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Under the Services Agreement, Morgan provides certain administrative and related services to the Fund, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustee matters.

         Under the Services Agreement, the Fund has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Trust and the Master Portfolios in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the total net assets of the Trust, the Master Portfolios, and the other investors in the Master Portfolios for which Morgan provides similar services.

CUSTODIAN AND TRANSFER AGENT

         The Bank of New York ("BONY"), One Wall Street, New York, New York 10286, serves as the Trust's custodian and fund accounting agent. Pursuant to the Custodian and Fund Accounting Agreement with the Trust, BONY is responsible for holding portfolio securities and cash and maintaining the books of account and records of the Fund's portfolio transactions.

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The  Trust,  on behalf  of the Fund,  has  entered  into a  Shareholder
Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers who are Fund investors and for other Fund investors who are customers of a financial professional. Under this agreement, Morgan is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; transmitting purchase and redemption orders to the Fund's transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing FDI of the gross amount of purchase orders for Fund shares; and providing other related services.

         Under the Shareholder Servicing Agreement, the Fund has agreed to pay Morgan a fee for these services at the annual rate of 0.25% with respect to Select Shares, 0.10% with respect to Institutional Shares and 0.05% with respect to Advisor Shares (expressed as a percentage of the average daily net assets of Fund shares). Morgan acts as shareholder servicing agent for all shareholders.

         The Fund may be sold to or through financial intermediaries who are customers of J.P. Morgan ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by J.P. Morgan or its affiliates for services provided to their clients that invest in the Fund. See "Financial Professionals" below. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

SERVICE ORGANIZATIONS - ADVISOR SHARES

         With respect to the Advisor Shares only, the Trust, on behalf of the Fund, has adopted a service plan (the "Plan") with respect to such shares which authorizes the Fund to compensate Service Organizations for providing certain account administration and other services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of the Fund, enters into agreements with Service Organizations which purchase shares on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain or assist in maintaining account records for each customer who beneficially owns shares, and (c) process or assist in processing customer orders to purchase, redeem and exchange shares, and handle or assist in handling the transmission of funds representing the customers' purchase price or redemption proceeds. As compensation for such services, the Trust, on behalf of the Fund, pays each Service Organization a service fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the shares of the Fund attributable to or held in the name of such Service Organization for its customers (0.20% where J.P. Morgan acts as a service organization).

         Conflicts of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisors before investing fiduciary assets in shares. In addition, under some state securities laws, banks and other financial institutions purchasing shares on behalf of their customers may be required to register as dealers.

         The Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, initially voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on June 12, 2000. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the holders of the Fund's Advisor Shares, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Advisor Shares of the Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the disinterested Trustees as described above or by a vote of a majority of the outstanding Advisor Shares of the Fund on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons will be determined by the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Fund and holders of the Fund's Advisor Shares. In the Trustees' quarterly review of the Plan and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.

DISTRIBUTION PLAN - ADVISOR SHARES

         Rule 12b-1 (the "Rule") under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. On June 12, 2000, the Trustees adopted such a plan on behalf of the Fund (the "Distribution Plan") pursuant to which the Fund pays for distributing its Advisor Shares at an annual rate not to exceed 0.25% of the value of the average daily net assets attributable to Advisor Shares of the Fund. Under the Distribution Plan, the Fund may make payments to certain financial institutions, securities dealers, and other industry professionals that have entered into written agreements with the Fund in respect of these services. The amounts to be paid to such institutions is based on the daily value of Advisor Shares owned by their clients. The fees payable under the Distribution Plan for advertising, marketing and distributing are payable without regard to actual expenses incurred. The Trustees believe that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and holders of its Advisor Shares.

         Quarterly reports of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, will be made to the Trustees for their review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of the Fund's Advisor Shares may bear for distribution without approval of such shareholders and that all material amendments of the Distribution Plan must be approved by the Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Distribution Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan and related agreements are subject to annual approval by such vote of the Trustees cast in person at a meeting called for the purpose of voting on the Distribution Plan and related agreements. The Distribution Plan is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in the related agreements or by vote of the holders of a majority of Advisor Shares, as the case may be. A related Distribution Plan agreement is terminable without penalty, at any time, by such vote of the Trustees or by vote of the holders of a majority of the Fund's Advisor Shares upon not more than 60 days' written notice to any other party to such agreement. A Distribution Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

FINANCIAL PROFESSIONALS - SELECT AND INSTITUTIONAL SHARES

         The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the financial professional's clients may reasonably request and agree upon with the financial professional.

         Although there is no sales charge levied directly by the Fund, financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and not remitted to the Fund or J.P. Morgan.

         The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's net asset value next calculated after they are so accepted.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.


EXPENSES

         In addition to the fees payable to Pierpont Group, Inc., JPMIM, Morgan and FDI under various agreements discussed under "Trustees and Members of the Advisory Board," "Officers," "Investment Advisor," "Co-Administrator", "Distributor," "Services Agent," "Shareholder Servicing," "Service Organizations--Advisor Shares" and "Distribution Plan--Advisor Shares" above, the Fund is responsible for usual and customary expenses associated with the Trust's operations. Such expenses include legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees and Members of the Advisory Board, registration fees under federal securities laws, extraordinary expenses applicable to the Fund, transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, filing fees under state securities laws, applicable registration fees under foreign securities laws, custodian fees and brokerage expenses.

         J.P. Morgan has agreed that it will reimburse the Fund as described in the Prospectus until February 28, 2002 to the extent necessary to maintain the Fund's total operating expenses at the following annual rates of the Fund's average daily assets. These limits do not cover extraordinary expenses, interest, or taxes.

                                    Select Shares:  1.50%
                                    Institutional Shares:  1.35%
                                    Advisor Shares:  1.80%

PURCHASE OF SHARES

         Additional Minimum Balance Information. If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out your account and send the proceeds to the address of record.

         Method of Purchase. Investors may open accounts with the Fund only through the Distributor or Service Organization. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.

         References in the Prospectus and this Statement of Additional Information to customers of Morgan or a financial professional include customers of their affiliates and references to transactions by customers with Morgan or a financial professional include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of the Fund may make transactions in shares of the Fund.

         The Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of JPMIM, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of a financial professional, and the financial professional may establish its own minimums and charge the investor a fee for this service and other services it provides to its customers. Morgan may pay fees to financial professionals for services in connection with fund investments. See "Financial Professionals" above.

REDEMPTION OF SHARES

         If the Trust, on behalf of the Fund, determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust, on behalf of the Fund, has elected to be governed by Rule 18f-1 (for the Fund only, and not for any other series of the Trust) under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder.

         Further Redemption Information. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. In addition, if a shareholder sends a check for the purchase of fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Trust, on behalf of the Fund, reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

         For information regarding redemption orders placed through a financial professional, please see "Financial Professionals" above.

EXCHANGE OF SHARES

         Subject to the limitations below, an investor may exchange shares from the Fund into shares of any other J.P. Morgan Series Trust Fund, J.P. Morgan Institutional Fund or J.P. Morgan Fund without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. The Fund generally intends to pay redemption proceeds in cash, however, since the Fund reserves the right at its sole discretion to pay redemptions over $250,000 in kind as a portfolio of representative stocks rather than in cash, the Fund reserves the right to deny an exchange request in excess of that amount. See "Redemption of Shares." Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. Shares of the fund to be acquired are purchased for settlement when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

         The Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Prospectus.

         Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his financial professional or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

         The Fund computes its net asset value separately for each class of shares outstanding once daily as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. eastern time) on each business day as described in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund will close for purchases and redemptions at the same time. The Fund also may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Fund's business days.

         The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ"), other than options on stock indexes, is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange. Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to ten days prior to the valuation date unless, in the judgment of the portfolio manager, material events or conditions since such last sale necessitate fair valuation of the security. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency rate average on the valuation date.

         Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 p.m. New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value. Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

         Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

PERFORMANCE DATA

         From time to time, the Fund may quote performance in terms of actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Shareholders may obtain current performance for the different series by calling JPMIM at (800) 531-5411 for Select Shares and at (800) 766-7722 for Institutional and Advisor Shares.

         The classes of shares of the Fund may bear different shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of another class. Performance quotations will be computed separately for each class of the Fund's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return.

         Total Return Quotations. The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in a Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. This method of calculating total return is required by regulations of the SEC. Total return data similarly calculated, unless otherwise indicated, over the specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance.

         As required by regulations of the SEC, the annualized total return of the Fund for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

         General. The Fund's performance will vary from time to time depending upon market conditions and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Fund's shares, including appropriate market indices or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

         From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.


PORTFOLIO TRANSACTIONS

     The Advisor places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Fund. See "Investment Objectives and Policies."

     Portfolio transactions for the Fund will be undertaken principally to accomplish the Fund's objectives. The Fund may engage in short-term trading consistent with its objective. See "Investment Objectives and Policies -- Portfolio Turnover."

         In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders.

         In selecting a broker, the Advisor considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Advisor decides that the broker chosen will provide the best execution. The Advisor monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees of the Trust review regularly the reasonableness of commissions and other transaction costs incurred by the Fund in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Advisor and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisor has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists, political analysts and electronic trading tools. Research services furnished by brokers are used for the benefit of all the Advisor's clients and not solely or necessarily for the benefit of the Fund. The Advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Fund does not reduce its fee to the Advisor by any amount that might be attributable to the value of such services.

         Subject to the overriding objective of obtaining the best execution of orders, the Advisor may allocate a portion of the Fund's brokerage transactions to affiliates of the Advisor. Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. However, affiliated persons of the Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Fund may no purchase securities during the existence of any underwriting syndicate for such securities of which the Advisor or an affiliate is a member or in a private placement in which the Advisor or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees of the Trust that either comply with rules adopted by the SEC or with interpretations of the SEC's staff.

         On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund. In some instances, this procedure might adversely affect the Fund.

         If the Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Fund may write may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

MASSACHUSETTS TRUST

         The Trust is a "Massachusetts business trust" of which the Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

         No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.


         The Trust's Declaration of Trust further provides that no Trustee, Member of the Advisory Board, officer, employee or agent of the Trust is liable to the Fund or to a shareholder, and that no Trustee, Member of the Advisory Board, officer, employee, or agent is liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. The Trust's Declaration of Trust provides that a Trustee, Member of the Advisory Board, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund, except liabilities arising from disabling conduct.

DESCRIPTION OF SHARES

     The Fund represents a separate series of shares of beneficial interest of the Trust. Fund shares are further divided into separate classes. See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares of any series without changing the proportionate beneficial interest of each shareholder in the Fund. The Fund is authorized to issue Select Shares, Institutional Shares and Advisor Shares.

         Each share represents an equal proportional interest in the Fund with each other share of the same class. Upon liquidation of the Fund, holders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Fund have no preemptive or conversion rights.

         The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration, subject to certain removal procedures, and to appoint their own successors. However, immediately after such appointment, the requisite majority of the Trustees must have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative. The Trust does not intend to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote if required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of shareholders whose shares represent two-thirds of the net asset value of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the shareholders whose shares represent 10% of the net asset value of the Trust. The Trustees are also required, under certain circumstances, to assist shareholders in communicating with other shareholders.

         For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares."

TAXES

         The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Statement of Additional Information. These laws and regulations are subject to change by legislative or administrative action, possibly on a retroactive basis.

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         As a regulated investment company, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements.

         Under the Code, the Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will be taxable to a shareholder in the year declared rather than the year paid.

         Distributions of net investment income, certain foreign currency gains, and realized net short-term capital gain in excess of net long-term capital loss (other than exempt interest dividends) are generally taxable to shareholders of the Fund as ordinary income whether such distributions are taken in cash or reinvested in additional shares. The Fund expects that a portion of these distributions to corporate shareholders will be eligible for the dividends-received deduction, subject to applicable limitations under the Code. If dividend payments exceed income earned by the Fund, the over distribution would be considered a return of capital rather than a dividend payment. The Fund intends to pay dividends in such a manner so as to minimize the possibility of a return of capital. Distributions of net long-term capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of the Fund as long-term capital gain, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. In general, long-term capital gain of an individual shareholder will be subject to a 20% rate of tax.

         Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where a put is acquired or a call option is written thereon or the straddle rules described below are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. Except as described below, if an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

         Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above. Investors should consider the consequences of purchasing shares in the Fund shortly before the Fund declares a sizable dividend distribution.

         Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. Long-term capital gain of an individual holder is subject to a maximum tax rate of 20%. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund, if within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund. Investors are urged to consult their tax advisors concerning the limitations on the deductibility of capital losses.

         Under the Code, gains or losses attributable to disposition of foreign currency or to certain foreign currency contracts, or to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities, are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

         Forward currency contracts, options and futures contracts entered into by the Fund may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on forward currency contracts, options and futures contracts or on the underlying securities.

         Certain options, futures and foreign currency contracts held by the Fund at the end of each taxable year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. However, gain or loss recognized on certain foreign currency contracts will be treated as ordinary income or loss.

         The Fund may invest in Equity Securities of foreign issuers. If the Fund purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs") under the Code) , it may be subject to federal income tax on a portion of an "excess distribution" from such foreign corporation, including any gain from the disposition of such shares, even though a portion of such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. Alternatively, the Fund may in some cases be permitted to include each year in its income and distribute to shareholders a pro rata portion of the foreign investment fund's income, whether or not distributed to the Fund.

         The Fund will be permitted to "mark-to-market" any marketable stock held by it in a PFIC. The Fund will include in income each year an amount equal to its share of the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock. The Fund would be allowed a deduction for its share of the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years.

         If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

         Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8BEN is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S.
federal estate tax purposes.

         Foreign Taxes. It is expected that the Fund may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains) received from sources within foreign countries. So long as more than 50% in value of the total assets of the Fund at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any foreign income taxes deemed paid by it as paid directly by its shareholders. The Fund will make such an election only if it deems it to be in the best interest of its shareholders. The Fund will notify its shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders and the amount of foreign taxes, if any, for which shareholders of the Fund will not be eligible to claim a foreign tax credit because the holding period requirements (described below) have not been satisfied. If the Fund makes the election, each shareholder will be required to include in his income (in addition to the dividends and distributions he receives) his proportionate share of the amount of foreign income taxes deemed paid by the Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if he itemizes deductions, a deduction for his share of the foreign income taxes in computing federal income tax liability. (No deduction will be permitted in computing an individual's alternative minimum tax liability.) Shareholders of the Fund will not be eligible to claim a foreign tax credit with respect to taxes paid by the Fund (notwithstanding that the Fund elects to treat the foreign taxes deemed paid by it as paid directly by its shareholders) unless certain holding period requirements are met. A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source net investment income will be treated as foreign source income The Fund's gains and losses from the sale of securities as well as certain foreign currency gains and losses will generally be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, if the election is made, shareholders may nevertheless be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund. Individual shareholders of the Fund with $300 or less of creditable foreign taxes ($600 in the case of an individual shareholder filing jointly) may elect to be exempt from the foreign tax credit limitation rules described above (other than the 90% limitation applicable for purposes of the alternative minimum tax), provided that all of such individual shareholder's foreign source income is "qualified passive income" (which generally includes interest, dividends, rents, royalties and certain other types of income) and further provided that all of such foreign source income is shown on one or more payee statements furnished to the shareholder. Shareholders making this election will not be permitted to carry over any excess foreign taxes to or from a tax year to which such an election applies.

         State and Local Taxes. The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         Other Taxation. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

ADDITIONAL INFORMATION

         Telephone calls to the Fund, Morgan or a financial professional as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Trust's Registration Statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington D.C.

         Statements contained in this Statement of Additional Information and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements.
Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Fund or the Distributor. The Prospectuses and this Statement of Additional Information do not constitute an offer by the Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

APPENDIX A
Description of Securities Ratings


STANDARD & POOR'S

Corporate and Municipal Bonds

AAA - Debt rated AAA have the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A - Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB are regarded as having less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

Commercial Paper

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

MOODY'S

Corporate and Municipal Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Commercial Paper

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     - Leading market positions in well established industries. - High rates of return on funds employed. - Conservative capitalization structures with moderate reliance on debt and ample asset protection. - Broad margins in earnings coverage of fixed financial charges and high internal cash generation. - Well established access to a range of financial markets and assured sources of alternate liquidity.



PART C
ITEM 23.  EXHIBITS.

 (a) Declaration of Trust.(1)

 (a)1 Amendment No. 1 to Declaration of Trust, Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial
Interest.(2)

     (a)2 Amendment No. 2 to Declaration of Trust, Second Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(4)

     (a)3 Amendment No. 3 to Declaration of Trust, Third Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(6)

     (a)4 Amendment No. 4 to Declaration of Trust, Fourth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(8)

     (a)5 Amendment No. 5 to Declaration of Trust, Fifth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(10)

     (a)6 Amendment No. 6 to Declaration of Trust, Sixth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(14)

     (a)7 Amendment No. 7 to Declaration of Trust, Seventh Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(14)

     (a)8 Amendment No. 8 to Declaration of Trust. , Eighth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(15)

 (b)  Restated By-Laws.(2)

 (b)(1) Amendment to Restated By-Laws of Registrant. (12)

     (d) Amended Investment Advisory Agreement between Registrant and J.P. Morgan Investment Management Inc. ("JPMIM").(9)

     (d)1 Amended Investment Advisory Agreement between Registrant and J.P. Morgan Investment Management Inc.(15)

     (e)  Form  of   Distribution   Agreement   between   Registrant  and  Funds
Distributor, Inc. ("FDI").(2)

     (g) Form of Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").(2)

(g)2 Custodian  Contract  between  Registrant  and Bank of New  York.(12)

 (h)1 Form of Co-Administration Agreement between Registrant and FDI.(2)

(h)2 Form of Administrative Services Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan").(2)

     (h)3 Form of Transfer Agency and Service Agreement between Registrant and State Street.(2)

     (h)4 Form of Restated Shareholder Servicing Agreement between Registrant and Morgan.(9)

(h)5 Form of Shareholder Servicing Agreement between Registrant and Morgan. (15)

(j) Consent of independent accountants.

(l) Purchase agreement with respect to Registrant's initial shares.(2)

(n) Financial Data Schedules (not applicable)

(o)1 18f-3 Plan for J.P. Morgan California Bond Fund.(3)

(o)2 18f-3 Plan for J.P. Morgan Global 50 Fund. (7)

(o)3 18f-3 Plan for J.P. Morgan Tax Aware Enhanced Income Fund (11)

     (o)4 18f-3 Plan for J.P. Morgan Global Healthcare Fund and J.P. Morgan Global Technology and Telecommunication Fund.

(p)(1) Code of Ethics for J.P.  Morgan Series Trust. (13)

(p)(2) Code of Ethics for J.P. Morgan Investment Management Inc. (13)

(p)(3) Code of Ethics for Funds Distributor Inc. (13)

      -------------------
(1) Incorporated herein from Registrant's registration statement on Form N-1A as filed on August 29, 1996 (Accession No.
     0000912057-96-019242).

(2) Incorporated herein from Registrant's registration statement on Form N-1A as filed on November 8, 1996 (Accession No.
      0001016964-96-000034).

(3) Incorporated herein from Registrant's registration statement on Form N-1A as filed on February 10, 1997 (Accession No.
      0001016964-97-000014).

(4) Incorporated herein from Registrant's registration statement on Form N-1A as filed on June 19, 1997 (Accession No.
       0001016964-97-000117).

(5) Incorporated herein from Registrant's registration statement on Form N-1A as filed on October 21, 1997 (Accession No.
      0001042058-97-000005).

(6) Incorporated herein from Registrant's  registration  statement on
      Form   N-1A   as   filed   on   January   2,   1998    (Accession
      No.0001041455-98-000012).

(7) Incorporated herein from Registrant's registration statement on Form N-1A as filed on March 2, 1998 (Accession No.
      0001042058-98-000030).

(8) Incorporated herein from Registrant's registration statement on Form N-1A as filed on July 28, 1998 (Accession No.
      0001041455-98-000039).

(9) Incorporated herein from Registrant's registration statement on Form N-1A as filed on August 25, 1998 (Accession No.
      0001041455-98-000054).

(10) Incorporated herein from Registrant's  registration statement on Form
        N-1A as filed on December 30, 1998(Accession No. 0001041455-98-000054).

(11) Incorporated herein from Registrant's registration statement on Form N-1A as filed on February 1, 1999 (Accession No.
        0000899681-99-000024).

(12) Incorporated herein from Registrant's  registration  statement on
        Form   N-1A   as   filed   on   February 28, 2000    (Accession
        No. 0001041455-00-000052).

(13) Incorporated herein from Registrant's registration statement on Form N-1A as filed on April 17, 2000 (Accession No.
        0001041455-00-000096).

(14) Incorporated herein from Registrant's registration statement on Form N-1A as filed on June 28, 2000 (Accession No. 0001041455-00-000136

(15) Incorporated herein from Registrants registration statement on Form N-1A as filed on July 31, 2000 (Accession No. 0001016937-00-000008)
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

               Not applicable.

ITEM 25. INDEMNIFICATION.

          Reference is made to Section 5.3 of Registrant's Declaration of Trust and Section 5 of Registrant's Distribution Agreement.

          Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

          JPMIM is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated. JPMIM manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies.

          To the knowledge of the Registrant, none of the directors, except those set forth below, or executive officers of JPMIM, is or has been during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated, which owns all the outstanding stock of JPMIM.

ITEM 27. PRINCIPAL UNDERWRITERS.

          (a) Funds Distributor, Inc. (the "Distributor") is the principal underwriter of the Registrant's shares.

          Funds Distributor, Inc. acts as principal underwriter for the following investment companies other than the Registrant:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust II
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

          Funds Distributor, Inc. does not act as depositor or investment adviser to any of the investment companies.

          Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:

Director, President and Chief Executive Officer:      Marie E. Connolly
Executive Vice President:                             George Rio
Executive Vice President:                             Donald R. Roberson
Executive Vice President:                             William S. Nichols
Director, Senior Vice President, Treasurer and
  Chief Financial Officer:                            Joseph F. Tower, III
Senior Vice President, General Counsel,
  Chief Compliance Officer, Secretary and Clerk:      Margaret M. Chambers
Senior Vice President:                                Judith K. Benson
Senior Vice President:                                Gary S. MacDonald
Director, Chairman of the Board and Executive
  Vice President:                                     William J. Nutt

(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Rules thereunder will be maintained at the offices of:

          Morgan Guaranty Trust Company of New York and J.P. Morgan Investment Management Inc.: 60 Wall Street, New York, New York 10260-0060, 9 West 57th Street, New York, New York 10019 or 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as investment advisor, shareholder servicing agent and administrative services agent).

          The Bank of New York, 1 Wall Street, New York, New York 10086 (records relating to its functions as custodian and fund accounting agent).

          State Street Bank and Trust Company: 1776 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

          Funds Distributor, Inc.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

          Pierpont Group, Inc.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

ITEM 29. MANAGEMENT SERVICES.

               Not applicable.

ITEM 30. UNDERTAKINGS.

          (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

          (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the second full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 31st day of August, 2000.

J.P. MORGAN SERIES TRUST


By /s/ Christopher Kelley
   ---------------------------------------
       Christopher Kelley
       Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on August 31, 2000.

George Rio*
--------------------------
George Rio
President and Treasurer
Officer of the Portfolios

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer
(Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee


*By /s/ Christopher Kelley
    ----------------------------
        Christopher Kelley
        as attorney-in-fact pursuant to a power of attorney.


Exhibit Index

Ex-99B.B11 Auditors Consent
Ex-99.B9 18f-3 Plan